EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	819494	xxxxxx	34074395	xxxxxx	08/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2025-08-08): Received updated Fraud report including the missing participant. Exception cleared.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819494	xxxxxx	34074398	xxxxxx	08/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR Part I 1. Name and address of landlord is blank. Also, provide most recent 6-month history (cancelled checks, rental statements including payment history, etc.).		Reviewer Comment (2025-08-11): Received VOR and 6 months history. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819494	xxxxxx	34081386	xxxxxx	08/01/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Real Estate Commission Sellers Broker	Payable party on the Borrower's CD lists TBD		Reviewer Comment (2025-08-01): Client elects to waive			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833050	xxxxxx	33714933	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the borrower only dated at or prior to closing.		Reviewer Comment (2025-08-05): Recording proof uploaded from website which investor is accepting per email. Reviewer Comment (2025-07-22): Received Quitclaim Deed transferring the property to the borrower only that is not recorded. Provided recorded Quitclaim deed. Exception remains.	08/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833050	xxxxxx	33715025	xxxxxx	06/23/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The pre-close policy reflects a different lender for the mortgagee. There is a post-close policy in file which corrects this but post-close is not acceptable.		Reviewer Comment (2025-07-11): Per client, accepting mortgagee clause to be updated post-close but prior to purchase.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833112	xxxxxx	33479879	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-27): Received OFAC and SAM search for settlement agent. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833599	xxxxxx	33666067	xxxxxx	06/19/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Please provide evidence of the new HELOC payment for the property on xxxxxx (1003 reflects a balance of $xxxxxx and estimated title fee invoice reflects $xxxxxx).		Reviewer Comment (2025-06-24): New Note and Final HUD provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833599	xxxxxx	33695659	xxxxxx	06/19/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: xxxxxx is part of the main address vs. City.		Reviewer Comment (2025-06-24): Updated CDA provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833599	xxxxxx	33696452	xxxxxx	06/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-03): The GA provided was executed post-close. Per guidelines, must be executed at closing. Investor can elect to waive with verified compensation factors.			07/03/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833758	xxxxxx	33851097	xxxxxx	07/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Subject property housing history does not appear on credit report. Proof of borrower’s payment for the most recent 6-months is required. VOM, Payoff Statement and Note for the review period to verify monthly payment amount provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-30): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-28): Received bank statement reflects payments to xxxxxx, the lump sum payments is made with other properties, please provide document to verify the bifurcation of the lump sum payments include the mortgage payments for subject property. Exception remains.

Reviewer Comment (2025-07-23): Received VOM, Flood Certificate and Appraisal. However, the document requested is for proof of borrower’s payment for the most recent 6-months. Exception remains.

Reviewer Comment (2025-07-16): The same VOM was provided that was in file at time of review. Please review the original condition. Subject property housing history does not appear on credit report. Proof of borrower’s payment for the most recent 6-months is required.

Reviewer Comment (2025-07-15): Received Payoff, VOM and Note that was already provided at the time of review. Please provide proof of borrower’s payment for the most recent 6-months. Exception remains.
																	07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833758	xxxxxx	33879759	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-07-28): Received Certificate of Good Standing. Exception cleared. Reviewer Comment (2025-07-16): The COGS provided is for xxxxxx. The Borrowing Entity is xxxxxx.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833758	xxxxxx	33879775	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-07-28): Received Articles of Organization. Exception cleared. Reviewer Comment (2025-07-16): Document provided is the OA for xxxxxx. The document requested is the Articles of Org/Formation for xxxxxx	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833758	xxxxxx	33891192	xxxxxx	07/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		All pages of the most recent appraisal dated xxxxxx has the pages cut off at the bottom. Provide the clear appraisal.		Reviewer Comment (2025-07-22): Clear appraisal provided Reviewer Comment (2025-07-16): The appraisal dated xxxxxx is an update to the appraisal provided dated xxxxxx . The appraisal was provided in file for review and complete and clear copy is required.	07/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833758	xxxxxx	33891223	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Unpaid taxes noted in which the tax cert also reflects not paid and not paid through closing.		Reviewer Comment (2025-07-23): Final stamped settlement statement provided reflecting taxes paid Reviewer Comment (2025-07-16): The document provided is an estimated settlement statement and not acceptable. The Final HUD provided in file does not reflect the taxes paid through closing. If this is incorrect, the final stamped settlement statement reflecting taxes paid through closing is required.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33456456	xxxxxx	05/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx. Funds limited to the borrower's ownership %. (Note: Inc is also listed as currently vested on title).		Reviewer Comment (2025-06-09): Received Corporation Resolution. Exception cleared. Reviewer Comment (2025-05-28): The document provided is not for the business in question.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33456461	xxxxxx	05/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for the subject property does not report on credit with xxxxxx. Provide an additional 4 months of borrower's payment for 6 months total via bank statements/cancelled checks per guidelines. VOM, Mortgage Statement, Payoff, and Jan 2025 and Feb 2025 payments provided.		Reviewer Comment (2025-06-12): Received additional 4 months of borrower payments. Exception cleared. Reviewer Comment (2025-06-09): Received VOM which was already in file. Provide an additional 4 months of borrower's payment for 6 months total via bank statements/cancelled checks per guidelines. Exception remains.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33456491	xxxxxx	05/16/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Does not reflect Unit xxxxxx		Reviewer Comment (2025-06-04): Updated flood cert provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33456497	xxxxxx	05/16/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-30): Received Secondary valuation. Exception cleared. Reviewer Comment (2025-05-28): No new documents received. Please try uploading again.	05/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33456560	xxxxxx	05/16/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Does not reflect Unit xxxxxx, only Unit xxxxxx.		Reviewer Comment (2025-06-11): Updated appraisal provided	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33458843	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property from the xxxxxx to the borrowers at or prior to closing.		Reviewer Comment (2025-06-04): Deed provided Reviewer Comment (2025-05-30): Received deed document is not for subject property. Exception remains. Reviewer Comment (2025-05-28): No new documents received. Please try uploading again.	06/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33473754	xxxxxx	05/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There is a grant deed in file dated xxxxxx that reflects at closing the borrower's re-vested the property under the Inc's name.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-12): The property profile report also reflects the same day for deeds. One to individuals and one to the LLC.

Reviewer Comment (2025-06-05): The loan closed xxxxxx  There are two deeds in file dated xxxxxx and notarized xxxxxx  One reflects current vested LLC to borrower and borrower to LLC. There is no indication of which was completed last. The loan closed in an individual.

Reviewer Comment (2025-05-28): The condition cannot be cleared as the deed is for the subject property. Upper left hand corner of deed. Both address and APN match.
																	07/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33473904	xxxxxx	05/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the approval, loan was reviewed to xxxxxx guidelines, however borrower has SSN numbers, xxxxxx credit and resides in the xxxxxx per the 1003. The guidelines do not have a program from Foreign Nationals living in the xxxxxx.		Reviewer Comment (2025-06-04): Updated 1003 with correct overseas primary, CPA letter with supporting evidence of ownership in overseas address, updated fraud report provided with overseas address and a look up of xxxxxx visa's which the borrower's hold are for visitors. Reviewer Comment (2025-05-28): The updated 1003 does not clear this condition. Fraud report and credit were also run on US address as primary as well as fraud report reflects that primary is owned free and clear.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	833823	xxxxxx	33539703	xxxxxx	05/30/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Per CDA property address is xxxxxx, however as per Note document property address is xxxxxx.		Reviewer Comment (2025-06-09): Updated CDA provided Reviewer Comment (2025-06-09): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Valuation Type: Desk Review / Valuation Report Date: xxxxxx	06/09/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	834391	xxxxxx	33888440	xxxxxx	07/16/2025	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Number of Units on the Appraisal does not match the number of Units on the BPO.	Valuation Type: BPO / Valuation Report date: xxxxxx	Appraisal reflects units as xxxxxx and BPO reflects xxxxxx.		Reviewer Comment (2025-07-21): Updated BPO provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	834391	xxxxxx	33933827	xxxxxx	07/16/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the VOR, borrower rents primary at a xxxxxx.		Reviewer Comment (2025-07-28): Updated 1003 provided	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	834783	xxxxxx	33765120	xxxxxx	07/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Subject property history is not reflecting in credit report. Payoff provided. Please provide the 12-months mortgage payment history to be documented, as follows:
Mortgage statement or Note for the review period to verify monthly payment amount, and
Proof of payments through one of the following:
12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower
-Payments made in cash are not eligible, or
12-months mortgage statements for the review period, or
12-months loan payment history from the creditor/servicer
with proof of borrower’s payment for the most recent 6-months is required, or
12-months Verification of Mortgage form (VOM) completed by the creditor/servicer
												with proof of borrower’s payment for the most recent 6-months is required	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): Client elect to waive with verified compensation factors Reviewer Comment (2025-07-08): Received Property History Report, however please provide 12 months history to verify there was no past due in mortgage payments. Exception remains. Reviewer Comment (2025-07-07): Please provide property history report and 12 months of mortgage payment to verify if there was no mortgage defaults. Exception remains.			07/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	834783	xxxxxx	33765132	xxxxxx	07/01/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Deferred maintenance of $25,000 for average to fair exterior. 442 not provided.		Reviewer Comment (2025-07-03): 442 provided dated xxxxxx Per appraisal addendum, appraisal had revisions prior to xxxxxx requesting to change to subject to.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	834808	xxxxxx	33865099	xxxxxx	07/14/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Subject property housing history not on credit. VOM and Payoff provided. Per investor overlays and lender's guidelines, VOM completed by a private party much be supported by proof of borrower's payment for the most recent 6 months. xxxxxx is a hard money lender (private money).	The qualifying DSCR on the loan is greater than the guideline minimum. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-07-31): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-29): xxxxxx is a private lender, they are non-bank entity that provides home loans using their own fund. Therefore, per investor overlays and lender's guidelines. Proof of borrower's payment for the most recent 6 months. Exception remains.

Reviewer Comment (2025-07-23): The lender rebuttal is not acceptable. Please review the original condition. The investor has overlays to the investor's guidelines which  require VOM completed by a private party much be supported by proof of borrower's payment for the most recent 6 months. xxxxxx is a hard money lender (private money).
																	07/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834808	xxxxxx	33917067	xxxxxx	07/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The use of business assets for self-employed borrowers for down payment, reserves and closing costs are allowed. The borrowers on the loan must have 50% ownership of the business and must be the owners of the account. Access letters from the remaining owners of the business must be obtained as well. Access letter not provided by additional owner, xxxxxx.		Reviewer Comment (2025-07-25): Per client request, removed assets xxxxxx from closing funds and reserves. Not needed to qualify. Reviewer Comment (2025-07-23): The document requested was for the Access letter for the xxxxxx Bank Account xxxxxx, where borrower is 50% owner of the business. Per guidelines, access letters from the remaining owners of the business must be obtained as well. Additional owner of business is xxxxxx. Exception remains.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834909	xxxxxx	33556474	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-06-16): PDI received dated xxxxxx: No Damage			06/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834909	xxxxxx	33561026	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-17): Received Fraud report and OFAC run on settlement agent, xxxxxx. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	834909	xxxxxx	33581763	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The business purpose & occupancy affidavit is not signed under borrower/borrower entity members.		Reviewer Comment (2025-07-21): Update signed cert provided with docusign. Reviewer Comment (2025-07-21): Received document was already in file. Provide the completed cert or separate Business Purpose Cert. Exception remains. Reviewer Comment (2025-06-16): A separate Occupancy Cert was only provided. The business purpose cert was not signed either and was combined with the occupancy cert at time of review. Provide the completed cert or separate Business Purpose Cert.	07/21/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835209	xxxxxx	33822361	xxxxxx	07/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There are two different PPP addendums to the Note and Security Agreement in file for the subject property. PPP addendums to the Notes and Security Instrument executed by the borrower have different terms. Please advise which Note and Security agreement and which PPP are correct. Provide the LOE to borrower and evidence of delivery to the borrower on which is correct as well as a lender attestation that the correct one was sent for recording.	Reviewer Comment (2025-07-31): Lender attestation provided

Reviewer Comment (2025-07-29): The same documents were uploaded that were previously uploaded. Please review the comments from xxxxxx: The emails provided are not an attestation and there is alot of back and forth. As noted on xxxxxx, provide the lender attestation which rider was sent for recording.

Reviewer Comment (2025-07-28): The emails provided are not an attestation and there is alot of back and forth. As noted on xxxxxx, provide the lender attestation which rider was sent for recording.

Reviewer Comment (2025-07-25): Received LOE to borrower and evidence of delivery to the borrower. Pending receipt of lender attestation stating the xxxxxx xxxxxx was the one sent for recording.
															07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835209	xxxxxx	33822362	xxxxxx	07/08/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		An Undisclosed Debt Monitoring (UDM) report is required and dated no more than 10 days prior to closing date. Fraud Report reflects ordering error.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-31): Received UDM dated xxxxxx reflects Order Error and not information was provided, also received UDM dated xxxxxx is more than 10 days prior to closing date. Exception remains.			08/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835272	xxxxxx	33781426	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 does not have the estimated property costs over 1 year	Reviewer Comment (2025-07-16): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2025-07-09): SitusAMC received LOX. However, the Post CD provided is reflecting Non escrow property cost over year 1 as $xxxxxx. As per the document present in the file is reflecting Tax as $xxxxxx per year and insurance as $1009 per year which is not matching according to the property cost present in the file. Kindly provide supporting document for Tax which was used in calculation for non escrow property cost over year 1.

Reviewer Comment (2025-07-03): SitusAMC received corrected PCCD but missing LOE to borrower to accompanied CD. LOE is required to cure.
																07/16/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835272	xxxxxx	33781432	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 does not reflect estimated taxes, insurance and assessements		Reviewer Comment (2025-07-16): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-03): SitusAMC received corrected PCCD but missing LOE to borrower to accompanied CD. LOE is required to cure.		07/16/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835272	xxxxxx	33781433	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Page 4 does not have the estimated property costs over 1 year		Reviewer Comment (2025-07-09): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-03): SitusAMC received corrected PCCD but missing LOE to borrower to accompanied CD. LOE is required to cure.		07/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835272	xxxxxx	33781435	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Second Home not provided		Second Home Rider is missing for the subject transaction. The second home rider provided in file is for the previous transaction dated xxxxxx .		Reviewer Comment (2025-08-13): Received Second Home Rider, LOE to borrower, letter to re-record DOT and delivery to borrower. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835272	xxxxxx	33784010	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $35.00 exceeds tolerance of $25.00 plus 10% or $27.50. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee tolerance exceeded. Cure was not provided, however due to multiple violations, this will be addressed once all other violations are addressed.	Reviewer Comment (2025-07-23): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2025-07-16): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-07-08): Required cure for 10% tolerance is $7.50 however, there is also open exception for 0% tolerance which requires cure of $620. A valid COC or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
																07/23/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835272	xxxxxx	33784011	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,115.00 exceeds tolerance of $1,495.00. Insufficient or no cure was provided to the borrower. (7325)	An increase in interest rate would not increase loan origination fees		Reviewer Comment (2025-07-23): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2025-07-16): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		07/23/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835272	xxxxxx	33797098	xxxxxx	06/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		SFD square footage < 700. Property is xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835272	xxxxxx	33797156	xxxxxx	06/30/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835350	xxxxxx	33574524	xxxxxx	06/09/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Please provide the updated 1003 for xxxxxx. Per the fraud report and mortgage statements in file, borrower is not owner of the primary residence.		Reviewer Comment (2025-06-20): Updated 1003 provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835350	xxxxxx	33574573	xxxxxx	06/09/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The is a PUD rider attached to the DOT, however the appraisal does not reflect PUD nor HOA dues.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-16): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-03): Received LOE to borrower and Lender's LOI. The DOT was not corrected to remove the PUD rider from page 1. Provide the corrected and executed DOT and evidence of delivery to the borrower. Reviewer Comment (2025-06-25): The LOE from title states the property is not in a PUD. Therefore, need the corrected and executed DOT removing the PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.			07/16/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835350	xxxxxx	33583779	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Page 1 of the Guarantor Agreement reflect xxxxxx as the Guarantor vs. the individual Guarantor names.		Reviewer Comment (2025-06-18): Received Guarantor Agreement reflecting Individual Guarantors names on page 1. Exception cleared.	06/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835391	xxxxxx	33327726	xxxxxx	04/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance shows address as xxxxxx xxxxxx xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-04-30): Updated HOI provided	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835391	xxxxxx	33335472	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) 2022/2023 personal returns are not signed and dated by the borrower 2) The 2022/2023 business returns are signed but not dated by the borrower 3) 2024/2025 P&L's are not signed and dated by the borrower. All are guideline requirements. Transcripts cannot be accepted in lieu of.		Reviewer Comment (2025-04-30): Signed and dated business and personal returns provided along with signed and dated P&L's	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835391	xxxxxx	33335507	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Insurance Verification Insurance Verification Insurance Verification Insurance Verification			Reviewer Comment (2025-05-01): Received 6 months payment ledger supporting business pays debt. Exception cleared.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835391	xxxxxx	33335509	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence of the 2nd lien P&I.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-05): Client elects to waive with verified compensation factors

Reviewer Comment (2025-05-02): Assigned to investor. The investor will need to advise if they are accepting the initial LE as proof of payment for the second P&I on property. Appears borrower is in the process of taking out a new second lien. It is not clear if things will change along the way which would increase the payment. If investor does not accept, condition will need to be waived with verified compensation factors or wait until second lien has funded as it is currently in the Doc Out stage (loan cleared to close on xxxxxx per lender screen shot)

Reviewer Comment (2025-05-01): Final 1003 application reflects 2nd lien with monthly payment $4,295.77 and Unpaid Balance of xxxxxx with account number xxxxxx. Exception remains.
																	05/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835609	xxxxxx	33928397	xxxxxx	07/15/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The RCE provided reflects estimated cost is xxxxxx. Estimated cost new on appraisal is xxxxxx. HOI coverage is $xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors			07/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835609	xxxxxx	33928453	xxxxxx	07/15/2025	Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent 24 months.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx Statement Period Months provided: 23,	24 months bank statements required and 23 months provided. Provide the statement ending 4/2023 or 4/2025.		Reviewer Comment (2025-07-17): Additional bank statement provided ending 4/2025	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835609	xxxxxx	33928478	xxxxxx	07/15/2025	Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx	24 months bank statements required and 23 months provided. Provide the statement ending 4/2023 or 4/2025.		Reviewer Comment (2025-07-17): Additional bank statement provided ending 4/2025	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835609	xxxxxx	33928479	xxxxxx	07/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. • Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-07-28): Received Undisclosed Debt Notification report for borrower xxxxxx borrower xxxxxx. Exception cleared	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835609	xxxxxx	33928480	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provide Guarantor Agreement as it is missing in the file.		Reviewer Comment (2025-08-11): Received Guarantor Agreement. Exception cleared.	08/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835627	xxxxxx	33447713	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Rider was not provided not is a rider attached to the DOT.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-25): The documents provided are not acceptable. None of the emails are to or from the borrower. Investor advise if they are accepting the change and lender attesation in lieu of LOE to borrower and evidence of delivery to borrower. Assigned to investor. Reviewer Comment (2025-06-24): Received corrected and executed DOT + assignments rider. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's LOI.			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835627	xxxxxx	33447714	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-25): Received Business Purpose Certificate. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835627	xxxxxx	33447715	xxxxxx	05/19/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-06-25): Received Business Purpose Certificate. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835627	xxxxxx	33448016	xxxxxx	05/19/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Second Mortgage for the borrower's primary residence does not appear on the credit report. Lien holder is xxxxxx Mortgage. Provide a 12 month mortgage history and copy of the Note.		Reviewer Comment (2025-05-22): Received Property History Report and Corrected 1003. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835627	xxxxxx	33448054	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-21): Received Fraud report and OFAC run on settlement agent, xxxxxx. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835627	xxxxxx	33466975	xxxxxx	05/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. There is a mortgage reflected that was not paid through closing.		Reviewer Comment (2025-05-21): Email from title stating item will not appear on the FTP	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835683	xxxxxx	33290480	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Required per guidelines, even for newly formed entities.		Reviewer Comment (2025-04-28): Received SOS Registration Status reporting the Business Active. Exception cleared. Reviewer Comment (2025-04-28): Received Certificate of Filing which was already in file. Provide Certificate of Good Standing. Exception remains.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835683	xxxxxx	33290481	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Business Loan Rider not provided		Reviewer Comment (2025-06-19): Received Business Loan Rider. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835683	xxxxxx	33291661	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Rider - Prepayment not provided	Prepayment Rider does not list the borrowing business entity. Per investor, lender wants to drop the PPP. Provide the corrected and executed DOT removing the PPP, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-09): Per investor, lender wants to drop the PPP.  Provide the corrected and executed DOT removing the PPP, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.

Reviewer Comment (2025-07-01): The condition noted the PPP Rider did not contain the business entity on the signature line. The xxxxxx Affidavit provided on xxxxxx was for the Business Loan Rider not being included on the DOT, however it was included on the initial DOT. The PPP rider uploaded today on the recorded DOT still does not reflect the Entity on the signature line as well as the LOE to borrower, evidence of delivery to borrower and lender’s LOI was not provided.

Reviewer Comment (2025-06-19): xxxxxx affidavit is for the business loan rider, however the file is missing Prepayment Rider to list the borrowing business entity. Exception remains.
																	07/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835683	xxxxxx	33306665	xxxxxx	04/22/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Not addressed		Reviewer Comment (2025-05-01): Received sam.gov and clearance LOE's.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835683	xxxxxx	33907324	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-07-14): Client elects to waive. DI received dated xxxxxx. No Damage			07/14/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835825	xxxxxx	34155479	xxxxxx	06/25/2025	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal Consent form is missing in file.		Reviewer Comment (2025-06-30): Spousal Consent form is not required as vesting in LLC. Exception Cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835825	xxxxxx	34155481	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in file.		Reviewer Comment (2025-06-30): Received Certificate of Good Standing. Exception Cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835825	xxxxxx	34155482	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal Consent Form is missing in file.		Reviewer Comment (2025-06-30): Spousal Consent Form is not required as vesting in LLC. Exception Cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	835825	xxxxxx	34155483	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The Entity Certificate provided is not signed by the borrower.		Reviewer Comment (2025-07-21): Received Corporate Resolution. Exception Cleared. Reviewer Comment (2025-07-03): Received operating agreement. Require corporate resolution signed by the borrower. Exception Remains. Reviewer Comment (2025-06-30): Received amendment to operating agreement. Require Entity Certificate signed by the borrower. Exception Remains.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836013	xxxxxx	34019177	xxxxxx	07/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower			Reviewer Comment (2025-08-18): HOEPA P&Fs exception cured. Reviewer Comment (2025-08-07): Undiscounted rate price of 1.57000% per disclosure tested. No fees are excludable. Reviewer Comment (2025-08-04): No disclosures were provided. The undiscounted rate was provided of 8.5% but not the undiscounted rate price. to determine if any bonafide points qualify for exclusion. Provide evidence of the undiscounted rate price.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019178	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.81146% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .81146%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-08-18): SitusAMC received: Signed letter from borrower indicating their choice to accept refund and make loan non-high-cost, a copy of refund check and proof of mailing (in transit with courier).

Reviewer Comment (2025-08-12): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.82383% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .82383%).  Non-Compliant High Cost Loan.

Reviewer Comment (2025-08-07): Undiscounted rate price of 1.57000% per disclosure tested. No fees are excludable.

Reviewer Comment (2025-08-07): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.87326% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of $9,639.14 or 1.87326%).  Non-Compliant High Cost Loan.

Reviewer Comment (2025-08-07): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 6.84830% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or 1.84830%).  Non-Compliant High Cost Loan.

Reviewer Comment (2025-08-04): The condition is not invalid. The undiscounted rate was provided of 8.5% but not the undiscounted rate price. to determine if any bonafide points qualify for exclusion. Provide evidence of the undiscounted rate price.
																08/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019179	xxxxxx	07/29/2025	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.			Reviewer Comment (2025-08-18): HOEPA P&Fs exception cured. Reviewer Comment (2025-08-07): Undiscounted rate price of 1.57000% per disclosure tested. No fees are excludable.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019180	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx High-Cost Loan (Aggregate Payment Disclosure Not Provided)	xxxxxx High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.	Reviewer Comment (2025-08-18): xxxxxx P&Fs exception cured.

Reviewer Comment (2025-08-12): All fees have been retested, and the exception remains.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is $12,916.97. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019182	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided)	xxxxxx High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.	Reviewer Comment (2025-08-18): xxxxxx P&Fs exception cured.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is xxxxxx. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019183	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx High-Cost Loan (Counseling Disclosure Not Provided)	xxxxxx High-Cost Loan: Counseling Disclosure not provided to borrower.	Reviewer Comment (2025-08-18): xxxxxx P&Fs exception cured.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is xxxxxx. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019184	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx High-Cost Loan (High Cost Legend Not on Mortgage)	xxxxxx High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.	Reviewer Comment (2025-08-18): xxxxxx P&Fs exception cured.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is xxxxxx. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019185	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx High-Cost Loan (Shop Around Notice Not on Loan Application)	xxxxxx High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Reviewer Comment (2025-08-18): xxxxxx P&Fs exception cured.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is xxxxxx. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019186	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx High-Cost Loan (Disclosure of Taxes and Insurance Not Provided)	xxxxxx High-Cost Loan: Disclosure of Taxes and Insurance not provided to borrower.	Reviewer Comment (2025-08-18): xxxxxx P&Fs exception cured.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is xxxxxx. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019187	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost) xxxxxx High-Cost Loan (Points and Fees)	xxxxxx Anti-Predatory Lending Statute: Points and Fees on subject loan of 7.38203% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or 2.38203%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-08-18): SitusAMC received within 30 days of closing: Signed letter from borrower indicating their choice to accept refund and make loan non-high-cost, a copy of refund check and proof of mailing (in transit with courier).

Reviewer Comment (2025-08-12): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: xxxxxx Anti-Predatory Lending Statute: Points and Fees on subject loan of 7.39203% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or 2.39203%).  Non-Compliant High Cost Loan.

Reviewer Comment (2025-08-07): Lender's rebuttal is not acceptable. Final CD provided post review. New curable amount is xxxxxx. Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

Reviewer Comment (2025-08-07): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: xxxxxx Anti-Predatory Lending Statute: Points and Fees on subject loan of 7.04481% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or 2.04481%).  Non-Compliant High Cost Loan.
08/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019212	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $516,680.26 is over disclosed by $240.00 compared to the calculated Amount Financed of $516,440.26 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $859,266.83; calculated amount financed is $859,506.83. Variance is -$240.00.		Reviewer Comment (2025-08-07): Final CD provided. See updated conditions.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019213	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $859,266.83 is under disclosed by $240.00 compared to the calculated Finance Charge of $859,506.83 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $859,266.83; calculated finance charge is $859,506.83. Variance is -$240.00.		Reviewer Comment (2025-08-07): Final CD provided. See updated conditions.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34019221	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final xxxxxx)	Seller CD reflects seller paid fees of $27,227.82 and the Borrowers Final CD reflects the seller paid fees of $0.00		Reviewer Comment (2025-08-07): Final CD provided. See updated conditions.	08/07/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34032642	xxxxxx	07/29/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $40,000.00. Provide updated policy reflecting minimum coverage of $xxxxxx OR provide copy of insurer's replacement cost estimate supporting current coverage amount. RCE that was provided is not dated.		Reviewer Comment (2025-08-04): RCE provided and email from agent.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836013	xxxxxx	34065362	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $536.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7755)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $536.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7755)		Reviewer Comment (2025-08-05): SitusAMC received final CD	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34138425	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,290.00 exceeds tolerance of $970.00 plus 10% or $1,067.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Sufficient cure provided at closing		Reviewer Comment (2025-08-05): Sufficient Cure Provided At Closing		08/05/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34163581	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final xxxxxx)	Fees do not match.		Reviewer Comment (2025-08-12): SitusAMC received new final CD.	08/12/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34163584	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $514,734.26 is over disclosed by $169.00 compared to the calculated Amount Financed of $514,565.26 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $514,734.26 is over disclosed by $169.00		Reviewer Comment (2025-08-12): SitusAMC received new final CD.	08/12/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836013	xxxxxx	34163585	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $861,212.83 is under disclosed by $169.00 compared to the calculated Finance Charge of $861,381.83 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	he disclosed Finance Charge in the amount of $861,212.83 is under disclosed by $169.00		Reviewer Comment (2025-08-12): SitusAMC received new final CD.	08/12/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836025	xxxxxx	33638185	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-07-08): Received Operating Agreement. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	836025	xxxxxx	33638192	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Property Seller, xxxxxx.		Reviewer Comment (2025-07-08): Received Fraud and OFAC searches run on Property Seller, xxxxxx. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	836025	xxxxxx	33662219	xxxxxx	06/17/2025	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The appraisal revealed property damage.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Inspection Report: Failed sealed noted on xxxxxx, xxxxxx, various xxxxxx, pointed xxxxxx were used to xxxxxx which can cause safety issues, xxxxxx. Investor to advise if they are accepting.	Reviewer Comment (2025-07-11): Per client email, they reviewed and will be ok with the documentation as presented. Confirmation from all parties were received showing recommended repair items completed. Occupancy Cert issued by city/county. Furthermore, the appraisal was completed post the home inspection and appraiser did not call out any issues. Requested clearance.

Reviewer Comment (2025-07-09): The LOE form the borrower and a purchase contract addendum to not trump the inspection report. There no evidence via licensed inspector anything was completed as well all repairs were not noted. Assigned to investor if accepting.
															07/11/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	836235	xxxxxx	33458250	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-25): Received Business Purpose Certificate. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836235	xxxxxx	33458251	xxxxxx	05/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-06-25): Received Business Purpose Certificate. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836235	xxxxxx	33458253	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-05-21): Final stamped SS provided	05/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836235	xxxxxx	33474305	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		There are two deeds in file signed and dated and notarized all on the same day. One is from the borrower to the trust and one is from the trust to the borrower. No evidence of which was provided last. Loan closed in an individual.		Reviewer Comment (2025-07-14): Received recorded deed property transferring to individual. Exception cleared.	07/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	33863459	xxxxxx	07/08/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property was withdrawn from being listed as of xxxxxx with last list price xxxxxx. Loan closed xxxxxx which is just shy of 6 months. Properties listed for sale within the past 6 months require a 3 year PPP. Loan does not have a PPP.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-07-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-09): The document provided is only executed by the borrower. The realtor/broker did not execute this so there is no way of determining if the broker received/agreed/or terminated the listing on that day.			07/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	33863612	xxxxxx	07/08/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 672 is less than Guideline representative FICO score of 680.	Investor exception in file	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	33863633	xxxxxx	07/08/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-07-10): RCE provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	33962431	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-07-21): Client elects to waive. CDAIR received dated xxxxxx : No Damage			07/21/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	34011020	xxxxxx	07/22/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not meet the minimum 720 FICO for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors			07/23/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	34011022	xxxxxx	07/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per investor email, allowing escrows to be removed post-close. Provide the updated final stamped settlement statement removing escrows, refund of escrows collected to borrower, proof of escrow account cancellation, LOE to borrower and evidence of delivery to borrower.	Reviewer Comment (2025-07-28): Tracking reflects delivered

Reviewer Comment (2025-07-25): Received copy of check and stamped settlement statement. Mailing label received just reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2025-07-25): The updated settlement statement needs to be signed / stamped certified which reflects the removal of escrows along with evidence of the full wire sent to borrower with the escrow refund needs to be provided as the escrows were removed post close.

Reviewer Comment (2025-07-23): Received LOE to borrower and escrow waiver form. Still pending receipt of updated final stamped settlement statement removing escrows, refund of escrows collected to borrower, proof of escrow account cancellation and evidence of delivery to the borrower.
															07/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836332	xxxxxx	34020747	xxxxxx	07/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per investor allowing a PPP to be added post-close as requested by Seller. Provide the executed PPP addendum to the Note, updated 1003 adding PPP, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2025-07-24): Received LOE to borrower, LOI and evidence of delivery to borrower. Reviewer Comment (2025-07-23): Received corrected and executed Note, executed PPP addendum to the Note, corrected and executed DOT adding in a rider, executed PPP rider. Pending receipt of LOE to borrower for addition of PPP, evidence of delivery to the borrower and now lender's LOI since PPP rider was added to the DOT.	07/24/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836803	xxxxxx	33640251	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2025-06-20): Flood cert provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836803	xxxxxx	33640253	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-07-01): Received updated Fraud report and OFAC search run for the seller. Exception cleared. Reviewer Comment (2025-06-23): Received updated Fraud Report, fraud and OFAC search is run on the selling entity, instead on individual name. Please provide Fraud and OFAC search run on the seller, xxxxxx. Exception remains.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836803	xxxxxx	33640255	xxxxxx	06/18/2025	Credit	Guideline	Guideline Issue	Guideline	Loan does not meet guideline requirements regarding prepayment penalty / terms.		Per guidelines, a fixed percentage of no less than 3% is allowed for the PPP. PPP reflects 2%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors			07/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836884	xxxxxx	33641859	xxxxxx	06/18/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx Unit xxxxxx vs Note xxxxxx.		Reviewer Comment (2025-07-01): Received updated HOI policy matching the Note address. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836884	xxxxxx	33641863	xxxxxx	06/18/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-03): FTP provided	07/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836884	xxxxxx	33641866	xxxxxx	06/18/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISA vs ISAOA.		Reviewer Comment (2025-07-01): Received updated HOI policy reflecting the complete Mortgagee Clause. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836884	xxxxxx	33674957	xxxxxx	06/18/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal & CDA xxxxxx Unit xxxxxx vs Note xxxxxx.		Reviewer Comment (2025-07-08): Updated CDA provided Reviewer Comment (2025-07-01): Received updated Appraisal report matching the Note address. Updated CDA report is still pending. Exception remains.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836884	xxxxxx	33674965	xxxxxx	06/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide evidence of ownership and ownership % in xxxxxx. Refinance HUD for assets reflects this Entity as the owner. Assets limited to the borrowers ownership %.		Reviewer Comment (2025-06-24): Received Operating Agreement. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	836884	xxxxxx	33674979	xxxxxx	06/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2025-07-03): Clear FTP provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33632897	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2025-07-08): Bylaws provided Reviewer Comment (2025-06-27): The CPA LOE was already in file at time of review and reviewed. The guidelines do not say a CPA letter is acceptable in lieu of. Bylaws are required.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33632898	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must contain all participants		Reviewer Comment (2025-06-25): Received full Fraud Report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33632899	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-06-27): Tax Cert provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33632911	xxxxxx	06/17/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-06-25): Received full Fraud Report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33632933	xxxxxx	06/17/2025	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Refinance Transactions: Evidence the policy expiration date is at least 30 days beyond the Note date. Current policy expires xxxxxx .		Reviewer Comment (2025-06-24): Updated policy provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33663353	xxxxxx	06/17/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Application incorrectly shows borrower as a Permanent Resident Alien. Provide a corrected application to show correct status as Non-Permanent Resident Alien per docs in file.		Reviewer Comment (2025-06-27): Updated 1003 provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837013	xxxxxx	33664784	xxxxxx	06/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence is free and clear.		Reviewer Comment (2025-07-01): Received property history report for primary residence evidencing the property is free & clear. Exception cleared. Reviewer Comment (2025-07-01): Received Property History Report from xxxxxx however it does not reflect mortgage details. Provide Property History Report to verify property is free and clear. Exception remains. Reviewer Comment (2025-06-24): The VOM provided is for the subject property. Please review the original condition. Provide evidence the primary residence is free and clear.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837079	xxxxxx	33793854	xxxxxx	07/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Note as both Individually and xxxxxx as well as executed the DOT as a Settlor. No credit documents were provided for xxxxxx. Per the Data Entry Proof Sheet, xxxxxx was only supposed to be a Title Only xxxxxx vs. obligator. The Note and DOT were executed incorrectly.		Reviewer Comment (2025-08-01): The Modification that the borrower signed indicates the exact reasoning for it therefore, can substitute as an LOE to borrower as well. Reviewer Comment (2025-07-30): Received LOI. LOE to borrower is requirement for the cure provisions. Reviewer Comment (2025-07-28): xxxxxx was provided, Note modification and mailing label provided which reflects delivered. Pending receipt of LOE to borrower and lender's LOI.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837079	xxxxxx	33808294	xxxxxx	07/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-08): UDM provided for xxxxxx	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837079	xxxxxx	33808321	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-03): Approval provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837079	xxxxxx	33809742	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-07-09): SitusAMC received CD dated xxxxxx	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837079	xxxxxx	33809760	xxxxxx	07/02/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-17): E-consent provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837079	xxxxxx	33811008	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, borrower, xxxxxx, was not included in the searches.		Reviewer Comment (2025-08-01): Received SAM document. Exception cleared. Reviewer Comment (2025-08-01): Requested document was not received. Provide GSA. Exception remains. Reviewer Comment (2025-07-30): Received OFAC and LDP. Provide GSA. Exception remains. Reviewer Comment (2025-07-28): xxxxxx is still signing as xxxxxx as a trust therefore still requires a fraud and ofac run	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837079	xxxxxx	33822441	xxxxxx	07/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided	If the enhanced desk review product reflects a value more than 10% below the appraised value or cannot provide a validation, the file must include either a field review or a second appraisal. The lower qualifying CDA was used to qualify.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors			07/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837106	xxxxxx	33515771	xxxxxx	05/30/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $126,752.29 is less than Cash From Borrower $133,735.85.	The 1003 reflects the xxxxxx account xxxxxx has $104,572.29 in funds, however ending balance as of xxxxxx is $7,072.29. The account reflects a debt of $xxxxxx on xxxxxx which matches the EMD. However, there is an additional debit of $xxxxxx on xxxxxx that was not documented via wire or other documentation supporting this is for closing funds for this transaction.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-07-30): Client elects to waive with verified compensation factors			07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837106	xxxxxx	33515779	xxxxxx	05/30/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	The 1003 reflects the xxxxxx account xxxxxx has $104,572.29 in funds, however ending balance as of xxxxxx is $7,072.29. The account reflects a debt of $xxxxxx on xxxxxx which matches the EMD. However, there is an additional debit of $xxxxxx on xxxxxx that was not documented via wire or other documentation supporting this is for closing funds for this transaction.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-07-30): Client elects to waive with verified compensation factors			07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837112	xxxxxx	33674937	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-06-30): Tax Cert provided Reviewer Comment (2025-06-29): The tax cert provided is not for the subject property. Reviewer Comment (2025-06-26): The document provided is not acceptable nor for the subject property. We need to know what the tax rate is to appropriately calculate new purchase taxes.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837112	xxxxxx	33707393	xxxxxx	06/20/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.	First time investor's require the DSCR to be > 1.00. DSCR calculated out is 0.98. Tax Cert provided with millage rate for State, County and City. Total 9.05. xxxxxx/year in taxes. The lender utilized taxes from a notice provided but it was not for the subject property. DSCR < 1.00	Reviewer Comment (2025-07-07): A breakdown of the mileage rate, reflecting that it should be 63.50 and not 9.05, was provided.

Reviewer Comment (2025-07-02): The documentation is not acceptable and is based off the actual tax rates provided for xxxxxx. Also, as noted to investor, the highlighted $1,357.44/annual is for a property located at xxxxxx. Taxes collected based off another similar property located near or in the county of the subject property is not acceptable.

Reviewer Comment (2025-06-30): Re-opened condition due to tax cert provided post-close. Tax Cert provided with millage rate for State, County and City. Total 9.05. $200,000 x 9.05 / 1,000 = $1,810/year in taxes. The lender utilized taxes from a notice provided but it was not for the subject property. DSCR < 1.00

Reviewer Comment (2025-06-23): The DSCR is over 1%
															07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837112	xxxxxx	33809547	xxxxxx	06/30/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.87500% exceeds Guideline loan to value percentage of 75.00000%.	Tax Cert provided with millage rate for State, County and City. Total 9.05. xxxxxx/year in taxes. The lender utilized taxes from a notice provided but it was not for the subject property. DSCR < 1.00 and max LTV is 75%.		Reviewer Comment (2025-07-07): A breakdown of the mileage rate, reflecting that it should be 63.50 and not 9.05, was provided. Reviewer Comment (2025-07-02): The documentation is not acceptable and is based off the actual tax rates provided for xxxxxx. Also, as noted to investor, the highlighted $1,357.44/annual is for a property located at xxxxxx. Taxes collected based off another similar property located near or in the county of the subject property is not acceptable.	07/07/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837117	xxxxxx	34011067	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 does not reflect a reason why an escrow account was not established.		Reviewer Comment (2025-08-07): SitusAMC Received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-31): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		08/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837117	xxxxxx	34030444	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The most recent appraisal with a completion date of xxxxxx reflects property is in a PUD, yet the DTI does not have a PUD rider attached. Provide the corrected and executed DOT adding in the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to borrower and lender's LOI.		Reviewer Comment (2025-08-14): Received email to borrower and delivery to borrower. Exception cleared. Reviewer Comment (2025-08-13): Received email to borrower does not have the reason for recording of mortgage. Therefore provide LOE to borrower and evidence of delivery to borrower. Exception remains. Reviewer Comment (2025-08-12): Received Executed PUD Rider, corrected DOT, lender's intent to re-record. However missing LOE to borrower and evidence of delivery to borrower. Exception remains.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837117	xxxxxx	34047327	xxxxxx	07/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is not dated within 10 business days prior to the Note date for xxxxxx.		Reviewer Comment (2025-07-30): VVOE provided	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837117	xxxxxx	34047349	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	VVOE is not dated within 10 business days prior to the Note date for xxxxxx.		Reviewer Comment (2025-07-30): VVOE provided	07/30/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837117	xxxxxx	34047350	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE is not dated within 10 business days prior to the Note date for xxxxxx.		Reviewer Comment (2025-07-30): VVOE provided	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837120	xxxxxx	34156142	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing rate lock agreement.		Reviewer Comment (2025-08-14): The client elects to waive.			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837120	xxxxxx	34156145	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $25,000.00 exceeds tolerance of $21,000.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $25,000.00 exceeds tolerance of $21,000.00. Insufficient or no cure was provided to the borrower. File did not contain a valid COC or rate lock.	Reviewer Comment (2025-08-20): SitusAMC received LE and CDs along with the COC.

Reviewer Comment (2025-08-18): SitusAMC received NO additional LEs or CDs in trailing docs. Please provide missing LE and CDs to review the exception.

Reviewer Comment (2025-08-13): SitusAMC received changed circumstance dated xxxxxx and xxxxxx , but a corresponding xxxxxx was not provided. Also, received COC dated xxxxxx and Discount point fee increased on CD dated xxxxxx to $25000 which is outside 3 days timeline. Please provide corresponding xxxxxx for COC dated xxxxxx and xxxxxx . Also provide Valid COC for discount point fee increased on CD dated xxxxxx to $25000.
															08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837120	xxxxxx	34156147	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	No choice made why there is not an escrow account on page 4 of the CD.		Reviewer Comment (2025-08-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-08-14): SitusAMC received PCCD. Missing LOE to borrower.		08/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837120	xxxxxx	34156148	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	An initial CD was not provided to Borrower(s) at least three (3) business days prior to closing.		Reviewer Comment (2025-08-13): SitusAMC received xxxxxx CD 3 business days prior to consummation.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837120	xxxxxx	34159515	xxxxxx	08/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx	Blanket policy expired xxxxxx continued until terminated box not checked. Renewal not located in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-14): The client elects to waive.			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837120	xxxxxx	34159528	xxxxxx	08/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within 90 days of the Note Date.	Flood Insurance Policy Expiration Date xxxxxx ; Note Date xxxxxx	Blanket policy expired xxxxxx renewal not in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-14): The client elects to waive.			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837120	xxxxxx	34159652	xxxxxx	08/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, HOA must be conveyed to the unit owners. No devloper or builder controlled projects allowed. Per HOA questionairre, HOA has not been turned over to unit owners. Anticipated date TBD.		Reviewer Comment (2025-08-14): An email from the xxxxxx indicates that the HOA was transferred to the unit owners on xxxxxx.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837181	xxxxxx	33475514	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Rider not provided and DOT does not include rider.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-18): Received recorded reaffirmation, re-execution and re-acknowledgment disclosure signed by the borrower and notarized and executed assignments of leases and rents. Pending receipt of LOE to borrower and evidence of delivery to the borrower. Also, investor to advise if they are accepting reaffirmation vs. updated and re-recorded DOT.			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	837181	xxxxxx	33475515	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-17): Received Business Purpose Certificate. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	837181	xxxxxx	33475516	xxxxxx	05/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-06-17): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-05-27): The guidelines do require a business purpose cert which was not provided in file. Once that is provided, then this condition will also be addressed.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	837181	xxxxxx	33496468	xxxxxx	05/22/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7	Note date: xxxxxx; Lien Position: 1	ARR reflects indeterminate value. A higher tiered product must be provided to support value. Another desk review will not be acceptable (i.e. field review, second appraisal or 2055E).		Reviewer Comment (2025-07-10): ARR reviewer updated the ARR based on updated appraisal provided. Value supported.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	837299	xxxxxx	33492000	xxxxxx	05/27/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Prepayment Rider		Reviewer Comment (2025-05-30): Received PPP rider. exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837299	xxxxxx	33492046	xxxxxx	05/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-04): FTP provided	06/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837299	xxxxxx	33495933	xxxxxx	05/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1) Housing history for the borrower's primary residence does not appear on credit report.. Property history report reflects a mortgage taken on xxxxxx for $xxxxxx. Provide proof property is Free and clear or Mortgage statement or Note for the review, 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer and Proof of borrower’s payment for the most recent 6-months is required. 2) Housing history for subject not on credit. VOM, Payoff, and Note provided. 6 months borrower pay history not provided. There is a lender exception in file. Investor to approve.	Reviewer Comment (2025-07-18): Received additional 6 months bank statement to verify mortgage payment receipt. Exception cleared.

Reviewer Comment (2025-07-09): All documents received for subject property. Received mortgage statement and 6 months bank statements for the primary residence. Pending receipt of an additional 6 months statements for 12 month history, 12 month VOM or 12 month servicer pay history.

Reviewer Comment (2025-06-25): Provided full property profile report that still reflects borrower and non-borrower as the owner as of 2012, the mortgage is in the same of both borrower and non-borrower on 2015 with an assignment of mortgage on 2018. However, an assignment of mortgage alone does not transfer the mortgage solely to another individual. An assignment of mortgage transfers the lender's rights and obligations to a new lender, not to a new borrower. To transfer the mortgage to a new borrower, it must be assumed, which usually requires the lender's approval and the new borrower qualifying for the loan. So if the borrower is no obligated to the loan, we would need the Note to prove that. Also, subject property information was not provided either. Verus can elect to waive with verified compensation factors.
															07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837299	xxxxxx	33495983	xxxxxx	05/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide Quit claim Deed to borrower from xxxxxx		Reviewer Comment (2025-05-30): Received special warranty deed verifying grantor xxxxxx. exception cleared.	05/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837299	xxxxxx	33495995	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2025-06-04): Clear FTP provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837299	xxxxxx	33507284	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Final CD reflects a disbursement date prior to closing. Provide the final stamped settlement statement to support if the disbursement date in incorrect on the Final CD.	Reviewer Comment (2025-07-21): PC-CD stamped final certified provided

Reviewer Comment (2025-07-09): As previously noted, a PC-CD with Final added to the top is not sufficient. If the disbursement date is incorrect on the Final CD, provide the final stamped settlement statement from title to support.

Reviewer Comment (2025-06-24): Condition cannot be waived. Please review the original condition. The Final CD reflects a disbursement date prior to closing. Provide the final stamped settlement statement to support if the disbursement date in incorrect on the Final CD. A PC-CD is a lender generated document and not acceptable.
															07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837303	xxxxxx	33515620	xxxxxx	05/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide clear title Policy. There is a blanket mortgage on the title.		Reviewer Comment (2025-06-05): Clear FTP provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837303	xxxxxx	33515656	xxxxxx	05/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Property History Report reflects a mortgage on the borrower's primary residence taken in xxxxxx for $xxxxxx Provide proof subject is free and clear or Mortgage statement or Note for the review period to verify monthly payment amount, 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer and proof of borrower’s payment for the most recent 6-months is required. Lender exception in file. Investor must approve.	Reviewer Comment (2025-07-16): Additional 6 months bank statements provided

Reviewer Comment (2025-07-09): Received mortgage statement and 6 months bank statements. Pending receipt of an additional 6 months statements for 12 month history, 12 month VOM or 12 month servicer pay history.

Reviewer Comment (2025-06-25): The provided full property profile report that still reflects borrower and non-borrower as the owner as of 2012, the mortgage is in the same of both borrower and non-borrower on 2015 with an assignment of mortgage on 2018. However, an assignment of mortgage alone does not transfer the mortgage solely to another individual. An assignment of mortgage transfers the lender's rights and obligations to a new lender, not to a new borrower. To transfer the mortgage to a new borrower, it must be assumed, which usually requires the lender's approval and the new borrower qualifying for the loan. So if the borrower is no obligated to the loan, we would need the Note to prove that. Verus can elect to waive with verified compensation factors.
															07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837303	xxxxxx	33515671	xxxxxx	05/30/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-05): FTP provided	06/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837303	xxxxxx	33519476	xxxxxx	05/30/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report. Provide proof of borrower’s payment for the most recent 6-months and VOM. Note and mortgage payoff provided. Lender exception in file only for 6 month housing history. Investor must approve.		Reviewer Comment (2025-07-22): Received VOM for subject property. Exception cleared. Reviewer Comment (2025-06-25): Received proof of borrower’s payment for the most recent 6-months. Pending receipt of VOM. Exception remains.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837303	xxxxxx	33535643	xxxxxx	05/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide Quit-Claim Deed from the current vested LLC to the borrower.		Reviewer Comment (2025-06-02): Deed provided	06/02/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837303	xxxxxx	33535651	xxxxxx	05/30/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property was listed for sale within the past 6 months which requires a 3 year PPP. The loan only has a 1 year PPP per the Rider in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837312	xxxxxx	33501340	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report. (1) Provide 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer (2) Proof of borrower’s payment for the most recent 6-months is required. Copy of Note and payoff were provided.		Reviewer Comment (2025-07-22): Received VOM for subject property. Exception cleared. Reviewer Comment (2025-06-25): Received proof of borrower’s payment for the most recent 6-months. Pending receipt of 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer. Exception remains.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837312	xxxxxx	33501342	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing History for the Borrowers primary residence does not appear on credit report. Property History report reflects a mortgage taken on xxxxxx for xxxxxx Provide proof property is Free & Clear or Mortgage statement or evidence of housing history (Note or Mortgage statement, 12 month VOM by creditor/servicer, and borrower 6 month pay history).	Reviewer Comment (2025-07-18): Received 12 months bank statement to verify borrower's primary residence history. Exception cleared.

Reviewer Comment (2025-07-14): Received Bank Statement which reflects both borrower and non-borrower names on the statement. Provide Note to prove that borrower is not obligated. Exception remains.

Reviewer Comment (2025-06-25): Provided full property profile report that still reflects borrower and non-borrower as the owner as of 2012, the mortgage is in the same of both borrower and non-borrower on 2015 with an assignment of mortgage on 2018. However, an assignment of mortgage alone does not transfer the mortgage solely to another individual. An assignment of mortgage transfers the lender's rights and obligations to a new lender, not to a new borrower. To transfer the mortgage to a new borrower, it must be assumed, which usually requires the lender's approval and the new borrower qualifying for the loan. So if the borrower is no obligated to the loan, we would need the Note to prove that. Verus can elect to waive with verified compensation factors.
															07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837312	xxxxxx	33501354	xxxxxx	05/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide Clear Title Policy. There is a Blanket Mortgage on the Title.		Reviewer Comment (2025-06-05): Clear FTP provided Reviewer Comment (2025-06-03): The Warranty Deed with the mortgage deed X'ed out does not clear this condition. Provide the clear title policy or clear final title policy.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837312	xxxxxx	33501359	xxxxxx	05/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-05): FTP provided	06/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837314	xxxxxx	33491780	xxxxxx	05/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-11): FTP provided	06/11/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837314	xxxxxx	33495690	xxxxxx	05/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1) Housing history for the borrower's primary residence does not appear on credit report.. Property history report reflects a mortgage taken on xxxxxx for $xxxxxx. Provide proof property is Free and clear or Mortgage statement or Note for the review, 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer and Proof of borrower’s payment for the most recent 6-months is required. 2) Housing history for subject not on credit. VOM, Payoff, and Note provided. 6 months borrower pay history not provided. There is a lender exception in file. Investor to approve.	Reviewer Comment (2025-07-18): Received 12 months bank statement to verify borrower's primary residence history. Exception cleared.

Reviewer Comment (2025-07-11): Received bank statement is jointly owned by borrower, therefore provide Note document to verify borrower is not liable for mortgage payment for borrower's primary residence. 6 months of cancelled checks provided for subject property. Exception remains.

Reviewer Comment (2025-06-25): Provided full property profile report that still reflects borrower and non-borrower as the owner as of 2012, the mortgage is in the same of both borrower and non-borrower on 2015 with an assignment of mortgage on 2018. However, an assignment of mortgage alone does not transfer the mortgage solely to another individual. An assignment of mortgage transfers the lender's rights and obligations to a new lender, not to a new borrower. To transfer the mortgage to a new borrower, it must be assumed, which usually requires the lender's approval and the new borrower qualifying for the loan. So if the borrower is no obligated to the loan, we would need the Note to prove that. Also, subject property information was not provided either. Verus can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-18): Received 12-months loan payment history from the creditor/servicer is for the property located at xxxxxx. However the document requested is for borrower's primary property located at xxxxxx and for subject located at xxxxxx. Therefore provide document as requested on the original condition. Exception remains.
															07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837314	xxxxxx	33495762	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2025-06-11): Clear FTP provided Reviewer Comment (2025-05-30): The Warranty Deed with vendor's lien crossed out is not acceptable. The clear title policy must be provided.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837314	xxxxxx	33507188	xxxxxx	05/27/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property was listed for sale on xxxxxx and recently cancelled on xxxxxx . Last/lowest list price was xxxxxx which is lower than the appraised value. Per guideline, if listed within the past 6 months, the lower of the last/lowest list price or appraised value should be utilized. Higher appraised vale was utilized. (Loan is C/O due to blanket lien on title).		Reviewer Comment (2025-06-03): Updated 1008 provided utilizing lowest list price	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837314	xxxxxx	33507281	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Final CD reflects a disbursement date prior to closing. Provide the final stamped settlement statement to support if the disbursement date in incorrect on the Final CD.	Reviewer Comment (2025-07-21): PC-CD provided stamped certified by the title company

Reviewer Comment (2025-06-26): The documents provided is not acceptable. No other document will be acceptable outside of the final stamped settlement statement from title verifying the disbursement date. A funding worksheet nor a PC-CD will suffice nor an un-executed Final CD updating the date.

Reviewer Comment (2025-06-24): The documents provided is not acceptable. No other document will be acceptable outside of the final stamped settlement statement from title verifying the disbursement date.

Reviewer Comment (2025-06-19): Another CD was provided with the issue date removed and the final CD signature page attached. You can see the dates at the bottom of each CD is xxxxxx and xxxxxx  As previously noted in the original condition and previous comments on 6/11, the final stamped settlement statement from title must be provided to support the actual disbursement date.

Reviewer Comment (2025-06-11): The document provided with the updated disbursement date is a PC-CD with the word Final at the top which is not acceptable. A PC-CD is a lender generated document. Per the original condition, provide the final stamped settlement statement to support if the disbursement date in incorrect on the Final CD.
															07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837382	xxxxxx	33501415	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing History for the Borrowers primary residence does not appear on credit report. Property History report reflects a mortgage taken on xxxxxx for xxxxxx Provide proof property is Free & Clear or Mortgage statement or Note for the review, 12 months verification of mortgage form(VOM)completed by the creditor/ servicer and Proof of borrower’s payment for the most recent 6-months is required.	Reviewer Comment (2025-07-21): Received additional bank statement. Exception cleared.

Reviewer Comment (2025-07-18): Received additional bank statements; however, December 2024 Bank statement is missing. Provide December 2024 Bank statement to verify payment receipt. Exception remains.

Reviewer Comment (2025-07-09): Received mortgage statement and 6 months bank statements for the primary residence. Pending receipt of an additional 6 months statements for 12 month history, 12 month VOM or 12 month servicer pay history.

Reviewer Comment (2025-06-25): Provided full property profile report that still reflects borrower and non-borrower as the owner as of 2012, the mortgage is in the same of both borrower and non-borrower on 2015 with an assignment of mortgage on 2018. However, an assignment of mortgage alone does not transfer the mortgage solely to another individual. An assignment of mortgage transfers the lender's rights and obligations to a new lender, not to a new borrower. To transfer the mortgage to a new borrower, it must be assumed, which usually requires the lender's approval and the new borrower qualifying for the loan. So if the borrower is no obligated to the loan, we would need the Note to prove that. Verus can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-02): Received Title commitment which was already in file. Provide proof property is Free & Clear or Mortgage statement or Note for the review, 12 months verification of mortgage form (VOM) completed by the creditor/ servicer and Proof of borrower’s payment for the most recent 6-months is required. Exception remains
															07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837382	xxxxxx	33501417	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report. Provide Proof of borrower’s payment for the most recent 6-months is required. VOM, Payoff statement and Note were provided.		Reviewer Comment (2025-06-25): Received 6 months cancelled checks. Exception cleared. Reviewer Comment (2025-06-02): Received Title commitment which was already in file. Provide proof of borrower’s payment for the most recent 6-months is required. Exception remains.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837382	xxxxxx	33501421	xxxxxx	05/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide Clear Title Policy. There is a Blanket Mortgage on the Title.		Reviewer Comment (2025-06-03): Clear FTP provided	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837382	xxxxxx	33501445	xxxxxx	05/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-03): FTP provided	06/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33497200	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must contain all participants.		Reviewer Comment (2025-07-14): Received full Fraud Report. Fraud and OFAC search run on all participants. Exception cleared.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33497202	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-07-10): BP cert provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33497207	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-07-10): GA provided	07/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33497208	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-07-17): Articles provided Reviewer Comment (2025-07-11): The Articles provided are not for the borrowing entity.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33497872	xxxxxx	05/28/2025	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		The blanket policy expired on xxxxxx .		Reviewer Comment (2025-07-17): Updated blanket and cert of liability provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33497966	xxxxxx	05/28/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 670 is less than Guideline representative FICO score of 680.	Minimum 680 FICO for < 1.00 DSCR and LTV up to 70% on a purchase transaction.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-06-30): Client elects to waive with verified compensation factors			06/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33520679	xxxxxx	05/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Per the appraisal, the property is Tenant Occupied. Per guidelines, the 1007 must reflect actual rents and be within 120% of the estimated market rents.		Reviewer Comment (2025-07-17): Updated 1007 provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837529	xxxxxx	33520758	xxxxxx	05/28/2025	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The appraisal revealed property damage.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Structural Engineering report noted significant xxxxxx. Please refer to inspection report for details. Investor to advise if they are accepting.	Reviewer Comment (2025-06-30): Per client email, accepting the re-inspection affidavit completed by original inspector since it satisfied the inspection and re-certification was granted with no additional issues noted on appraisal that they can see. Requested clearance.

Reviewer Comment (2025-06-27): Re-inspection affidavit provided reflecting xxxxxx completed but does not give a xxxxxx. Further, the full xxxxxx report has additional issues not addressed. Assigned to investor to advise if they are accepting as-is with re- inspection affidavit.

Reviewer Comment (2025-06-18): The attached does not clear this condition. If the lender has the cert from the city that all repairs have been completed as stated in the report, it must be provided for review. If anything was not completed, this would require an exception.
															06/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	B	A		N/A	No	Property Focused
xxxxxx	837536	xxxxxx	33838941	xxxxxx	07/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOMs are required on the subject property for any mortgages. 12 month mortgage statements and payoff provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Client elects to waive with verified compensation factors			07/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837536	xxxxxx	33885257	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Note signature does not list the borrowing entity, only guarantor.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837536	xxxxxx	33885312	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan closed in an Entity and the DOT + Riders (except the PPP rider) do not have the Borrowing Entity listed on the signature line, only Guarantor name. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-08-04): Received corrected and recorded DOT + Riders, LOE to borrower and evidence of delivery to borrower	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837613	xxxxxx	33727580	xxxxxx	06/27/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx SB 1894	xxxxxx (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.			Reviewer Comment (2025-07-01): Cert of compliance/exemption provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727581	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $212,683.03 is over disclosed by $248.95 compared to the calculated Amount Financed of $212,434.08 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $212,683.03 is over disclosed by $248.95 compared to the calculated Amount Financed of $212,434.08	Reviewer Comment (2025-08-15): SitusAMC received additional attestation on sufficient services and purpose for AMC fee to meet 4c7 exclusion.

Reviewer Comment (2025-08-11): Per the LOA, the appraisal includes APR and Non-APR service. Please provide documentation of the listed services for review and allocation. SitusAMC will be happy to re-test the loan when received.

Reviewer Comment (2025-07-25): The MERS Registration fee is a Finance Charge.  This fee is required for the extension of credit and would not be found in a smiliar cash transaction.  Regarding the AMC fee, The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $248.95, proof of mailing and proof of reopening of rescission to all consumers as this is material disclosure violation on a rescindable transaction.
															08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727582	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $475,043.87 is under disclosed by $248.95 compared to the calculated Finance Charge of $475,292.82 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $475,043.87 is under disclosed by $248.95 compared to the calculated Finance Charge of $475,292.82	Reviewer Comment (2025-08-15): SitusAMC received additional attestation on sufficient services and purpose for AMC fee to meet 4c7 exclusion.

Reviewer Comment (2025-08-11): Per the LOA, the appraisal includes APR and Non-APR service. Please provide documentation of the listed services for review and allocation. SitusAMC will be happy to re-test the loan when received.

Reviewer Comment (2025-07-25): The MERS Registration fee is a Finance Charge.  This fee is required for the extension of credit and would not be found in a smiliar cash transaction.  Regarding the AMC fee, The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $248.95, proof of mailing and proof of reopening of rescission to all consumers as this is material disclosure violation on a rescindable transaction.
															08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727583	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,641.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount was not disclosed on the Loan Estimate, but was disclosed as $1,641.20 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1,641.20, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2025-07-22): SitusAMC received COC dated xxxxxx .

Reviewer Comment (2025-07-21): "SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the discount fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
"

Reviewer Comment (2025-07-10): SitusAMC received COC dated xxxxxx stating loan amount increased which is not a valid reason since the loan amount is constant from LE dated xxxxxx to CD dated xxxxxx for $xxxxxx Kindly pro0vide a valid reason as to why the fee increased on CD dated xxxxxx for $1641.20 or provide cure Docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
															07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727584	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $4,400.00 exceeds tolerance of $3,000.00. Insufficient or no cure was provided to the borrower. (7325)	Loan Origination Fee was last disclosed as $3,000.00 on the Loan Estimate, but was disclosed as $4,400.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1,400.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-07-21): SitusAMC Received Valid COC dated xxxxxx . Reviewer Comment (2025-07-10): SitusAMC received COC dated xxxxxx stating new property information was learned which is not a valid reason for the fee increased on LE dated xxxxxx .Kindly provide a valid reason as to why the fee increased on LE dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727585	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Appraisal Desk Review Fee was not disclosed on the Loan Estimate, but was disclosed as $165.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $165.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-07-02): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727586	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $770.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $550.00 on the Loan Estimate, but was disclosed as $770.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $220.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-07-22): SitusAMC received COC dated xxxxxx . Reviewer Comment (2025-07-21): SitusAMC received changed circumstance dated xxxxxx , but a corresponding xxxxxx was not provided. Please provide xxxxxx for further analysis.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727587	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as $59.00 on the Loan Estimate, but was disclosed as $92.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $33.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-07-02): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	33727642	xxxxxx	06/27/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Title Search in file.			Reviewer Comment (2025-07-01): Updated late dated title search provided	07/01/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837613	xxxxxx	34013527	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)			Reviewer Comment (2025-07-22): Sufficient Cure Provided At Closing		07/22/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837613	xxxxxx	34013528	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-22): Sufficient Cure Provided At Closing		07/22/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837614	xxxxxx	33523950	xxxxxx	06/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-03): Received Approval with Eligibility Review & conditions. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837614	xxxxxx	33526071	xxxxxx	06/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property the LLC.		Reviewer Comment (2025-07-24): Received recorded deed. Exception cleared. Reviewer Comment (2025-06-23): Received deed transferring the property the LLC is not recoded. Provide recoded deed. Exception remains. Reviewer Comment (2025-06-19): No new document was received. Provide the document as requested on the original condition. Exception remains.	07/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837640	xxxxxx	33520275	xxxxxx	06/02/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	ISAOA is missing	Reviewer Comment (2025-06-11): Policy in effect at time of closing updated

Reviewer Comment (2025-06-10): The condition cannot be waived. It does not make a difference if the premium changed. Please review comments form xxxxxx The policy is a new policy prepared xxxxxx which is post close with increased coverage and premiums, of which was not escrowed at closing. The old policy was escrowed at closing.

Reviewer Comment (2025-06-09): The policy is a new policy prepared xxxxxx which is post close with increased coverage and premiums, of which was not escrowed at closing. The old policy was escrowed at closing.
															06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837640	xxxxxx	33542157	xxxxxx	06/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-xxxxxx Citizen Status not provided	If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal, Form I-765 with approval status, Form I-797, I797A, I-797B or I-797CT with approval status. The I-797 provided was for the expired EAD card dated from xxxxxx xxxxxx xxxxxx and only extends until xxxxxx (which matches the current EAD card).	Reviewer Comment (2025-07-24): Received xxxxxx website reflecting granting for automatic extension for 540 days. Exception cleared.

Reviewer Comment (2025-07-23): Received Form I-797C, Notice of Action, borrower filed for extension. Please provide document from xxxxxx website reflecting granting for automatic extension for 540 days. Exception remains.

Reviewer Comment (2025-07-01): Per guidelines if an extension was filed and granted it must be documented in file. As well as the investor overlays to their internal guidelines state Sellers must monitor the xxxxxx website (www.xxxxxx.gov) to ensure temporary immigration benefits are still in effect and have not been vacated. Documentation this has been extended and still in effect is required.

Reviewer Comment (2025-06-30): Received invoice for filing of Form I-765. Provide Form I-765 to verify the information and provide (xxxxxx) to verify EAD is automatically extended for up to 540 days. Exception remains.
															07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837640	xxxxxx	33542208	xxxxxx	06/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing history for the subject property does not appear on credit. Copy of Note, VOM, Mortgage Statement and borrower's 6 month pay history provided. Provide a copy of the payoff. Further, the Note reflects matured on xxxxxx xxxxxx. Provide the extension.	Reviewer Comment (2025-07-23): Received extension of maturity date. Exception cleared.

Reviewer Comment (2025-06-30): Received Payoff Statement, however, the document requested is for extension agreement for the subject property, since the Note reflects loan matured on xxxxxx xxxxxx. Exception remains.

Reviewer Comment (2025-06-09): The payoff via email was provided again. The previous comments on xxxxxx is requesting the extension as the maturity date on the Note reflects xxxxxx xxxxxx.

Reviewer Comment (2025-06-06): Received email from lender with payoff details and wire instructions. Further, the Note reflects matured on xxxxxx xxxxxx. Provide the extension. Exception remains.
															07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837640	xxxxxx	33542241	xxxxxx	06/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title has xxxxxx in the address vs. all other documents which do not.		Reviewer Comment (2025-06-09): Endorsement to title provided	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	837649	xxxxxx	33804031	xxxxxx	07/02/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Per guidelines, fully executed lease agreement is required when rental income is used to qualify. Not provided for the property on xxxxxx.		Reviewer Comment (2025-07-30): Received Lease agreement. Exception clear. Reviewer Comment (2025-07-07): Condition cannot be waived. Per guidelines, fully executed lease agreement (75% of gross rent will be used) is required for each property that is being rented. Along with one of the following: Appraisal 1007, 2 months rental income receipt proof, or security deposit and first month rent. Does not say concurrent purchases are exempt.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837649	xxxxxx	33827617	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TILA	TILA - Impermissible Prepayment Penalty	Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty.	Borrower is paying off a personal IRS tax lien through closing that does not appear on title. Personal debt. Loan is a Consumer Purpose Investment loan in which a PPP is not allowed.		Reviewer Comment (2025-08-12): A Note with no PPP and letter to the borrower with proof of delivery was provided. Reviewer Comment (2025-08-12): The Client needs to review. Reviewer Comment (2025-07-17): A PC-CD removing the PPP is not a PPP modification. The PPP modification needs to be provided removing the PPP from the loan, along with evidence of delivery to the borrower (tracking reflects label created only).	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837649	xxxxxx	33827618	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	LO xxxxxx not provided on Final CD		Reviewer Comment (2025-07-07): Cured on xxxxxx CD prior to TPR review		07/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	837649	xxxxxx	33827620	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepayment Penalty Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx with a prepayment payment disclosed the maximum prepayment penalty amount that does not match the actual maximum amount for the loan. (Final xxxxxx)	PPP terms differ on Final CD than on Note addendum.		Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	837649	xxxxxx	33877738	xxxxxx	07/09/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Property on xxxxxx is newly refinanced. Provide evidence of the new PITIA.		Reviewer Comment (2025-07-11): Received Note, Closing Disclosure and Hazard Insurance document. Exception cleared. Reviewer Comment (2025-07-09): Received new loan to review for DD on xxxxxx and loan closed xxxxxx	07/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837649	xxxxxx	33877778	xxxxxx	07/09/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		PPP addendum to the Note does not reflect the Trust, only individual.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-09): Client elects to waive			07/09/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837872	xxxxxx	33952070	xxxxxx	07/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-30): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-28): GA agreement was executed post close. Per guidelines, must be signed at closing			07/30/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837872	xxxxxx	33970283	xxxxxx	07/18/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Loan closed in an Entity but the Note and PPP addendum to the Note signature only shows the individuals' names.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-18): Client elects to waive			07/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837872	xxxxxx	33970304	xxxxxx	07/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan closed in an Entity, but the Security Instrument + Riders signature only shows the individuals' names. Please provide a corrected Security Instrument + Riders, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-08-04): Evidence of delivery provided Reviewer Comment (2025-07-30): Received LOE to borrower and LOI. Evidence will need to be provided borrower was given a copy or an email with documents attached are acceptable as well. Reviewer Comment (2025-07-28): Received corrected and executed DOT + Riders. Pending receipt of LOE to borrower, evidence of delivery to borrower and lender's LOI.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837872	xxxxxx	33971329	xxxxxx	07/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide the source of the large deposit for $411,489.05 into account xxxxxx.		Reviewer Comment (2025-07-28): Received source of large deposit. Exception cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837872	xxxxxx	33971429	xxxxxx	07/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Operating Agreement for the Borrowing LLC		Reviewer Comment (2025-08-04): Borrowing Cert provided which is allowed per guidelines in lieu of OA. Reviewer Comment (2025-08-04): A CPA letter is not acceptable in place of the OA. Either the OA needs to be provided or the Borrowing Cert. Reviewer Comment (2025-08-01): Received Mortgage, 1-4 Family Rider, Prepayment Rider. However, the document requested is for Operating Agreement for the Borrowing LLC. Exception remains. Reviewer Comment (2025-07-30): Received Borrowing Certificate does not reflect the ownership percentage of business. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838070	xxxxxx	33626981	xxxxxx	06/12/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) 2023/2024 signed and dated business returns not provided for B2 and business transcripts were not provided. 2) YTD P&L is through xxxxxx . Application date is xxxxxx . YTD P&L needs to be through xxxxxx per guidelines.		Reviewer Comment (2025-08-04): Signed and dated business returns provided Reviewer Comment (2025-07-14): Received signed and dated P&L updated through xxxxxx Did not receive signed and dated business returns by the borrower. CPA only signed them.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838070	xxxxxx	33627098	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-08-04): Received xxxxxx xxxxxx business bank statement. Exception cleared. Reviewer Comment (2025-07-14): Received signed and dated P&L updated through xxxxxx Did not receive signed and dated business returns by the borrower. CPA only signed them.	08/04/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	B	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838070	xxxxxx	33627099	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-08-04): Received xxxxxx xxxxxx business bank statement. Exception cleared. Reviewer Comment (2025-07-14): Received signed and dated P&L updated through xxxxxx Did not receive signed and dated business returns by the borrower. CPA only signed them.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838070	xxxxxx	33629452	xxxxxx	06/12/2025	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The appraisal revealed property damage.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Structural Report: Less than substantial xxxxxx was observed in the following locations: xxxxxx. Investor to advise if accepting.		Reviewer Comment (2025-06-26): Per client email confirmation, accepting report as-is as it appears to be all xxxxxx and the inspector also notes that they are less than substantial, and no substantial structure deterioration was observed.	06/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	C	A	B	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838080	xxxxxx	34022231	xxxxxx	07/29/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage accounts not reporting on the credit report for Subject xxxxxx. VOM and Payoff provided. 1). Provide Proof of borrower’s payment for the most recent 6-months is required. 2). Provide Copy of the Note and mortgage statement for the review period are required.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-01): The exception provided is for the borrower's 6 month pay history only and does not include a copy of the Note or Mortgage Statement. The DOT cannot be accepted in lieu of. Provide a copy of the Note or Mortgage statement or updated exception for waiver			08/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838080	xxxxxx	34060392	xxxxxx	07/29/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor Exception - Allow use of Appraised value for loan Vs purchase price plus documented improvement	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors			07/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838080	xxxxxx	34060533	xxxxxx	07/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the Borrowing LLC.		Reviewer Comment (2025-08-05): Deed provided Reviewer Comment (2025-08-01): Received Commercial Mortgage, however requested documents was not provided. Exception remains.	08/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838112	xxxxxx	34149800	xxxxxx	08/11/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-08-14): Received E-sign Consent agreement. Exception cleared.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838112	xxxxxx	34149912	xxxxxx	08/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-08-20): Received gap credit report. Exception cleared.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838112	xxxxxx	34150088	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $290,504.62 is over disclosed by $183.95 compared to the calculated Amount Financed of $290,320.67 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $290,504.62; calculated finance charge is $290,320.67. Variance is $183.95.	Reviewer Comment (2025-08-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-08-22): Receipt of the RTC should take place at least 3 days prior to the expiration of the cancel date, thus allowing the borrower a three-day waiting period.  The provided RTCs show no cancel date and would be considered incomplete. There is also only one set of initials.  Please re-open RTC.  If the cancel date is set to at least three dates after receipt date, (it can be more to allow for delivery issues) as long as there are three days between receipt per the courier and the cancel date the RTC would be considered delivered and proper waiting period would have been provided.

Reviewer Comment (2025-08-20): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund, proof of mailing and copies of unexecuted RTC's and missing Cancel by Date.  In order to confirm the 3 day waiting period for the rescission reopening and cancel by date and proper completion of RTC form, please provide the copy of the emailed executed/completed RTC's for all consumers. (instructions noted the consumers were to email to lender when completed)

Reviewer Comment (2025-08-14): Finance charge remains under-disclosed in the amount of $183.95. Cure requires PCCD, LOE, Copy of refund check, re-opening of rescission, and proof of delivery. Further, the RTC must allow the borrower three days to cancel the transaction from date of delivery.
																08/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838112	xxxxxx	34150089	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $501,497.74 is under disclosed by $183.95 compared to the calculated Finance Charge of $501,681.69 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $501,497.74; calculated finance charge is $501,681.69. Variance is $183.95.	Reviewer Comment (2025-08-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-08-22): Receipt of the RTC should take place at least 3 days prior to the expiration of the cancel date, thus allowing the borrower a three-day waiting period.  The provided RTCs show no cancel date and would be considered incomplete. There is also only one set of initials.  Please re-open RTC.  If the cancel date is set to at least three dates after receipt date, (it can be more to allow for delivery issues) as long as there are three days between receipt per the courier and the cancel date the RTC would be considered

Reviewer Comment (2025-08-20): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund, proof of mailing and copies of unexecuted RTC's and missing Cancel by Date.  In order to confirm the 3 day waiting period for the rescission reopening and cancel by date and proper completion of RTC form, please provide the copy of the emailed executed/completed RTC's for all consumers. (instructions noted the consumers were to email to lender when completed)

Reviewer Comment (2025-08-13): SitusAMC received Corrected CD, however, there were no changes in finance charges.  The finance charge are underdisclosed by $183.95.  Fees included in calculation are: Food Cert $12, xxxxxx $16, MERS $24.95, Prepaid Int $132.38, Tax Service $85, Title-Courier $50, Title-E-Recording $23, Title-Settlement $500, Title-Subescrow $90, Title-wire $60, Underwriting Fee $1495 & Title-Archival $30.  Cure is Corrected CD, LOE to borrower, copy of cure refund of $183.95, proof of mailing and proof of reopening of rescission to all consumers.
																08/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838112	xxxxxx	34150217	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-08-14): SitusAMC received initial CD.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838112	xxxxxx	34150218	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for xxxxxx. Fee Amount of $16.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	The xxxxxx Fee was not disclosed on the initial Loan Estimate and was charged $16.00 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-08-14): SitusAMC received VCC.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838112	xxxxxx	34183025	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)			Reviewer Comment (2025-08-13): The client elects to waive.			08/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838112	xxxxxx	34183026	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)			Reviewer Comment (2025-08-13): The client elects to waive.			08/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838177	xxxxxx	33747897	xxxxxx	06/30/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-16): FTP provided	07/16/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838177	xxxxxx	33747919	xxxxxx	06/30/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA missing		Reviewer Comment (2025-07-11): Updated HOI provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838177	xxxxxx	33757116	xxxxxx	06/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2025-07-16): Clear FTP provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838177	xxxxxx	33757186	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Guarantor, xxxxxx.		Reviewer Comment (2025-07-03): Received Fraud and OFAC searches run on Guarantor, xxxxxx. Exception cleared.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838177	xxxxxx	33757240	xxxxxx	06/30/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		The 1007 STR does not include the source of the data used to complete the STR analysis for the subject property nor reflects if the appraiser factored in seasonality into the analysis.		Reviewer Comment (2025-07-10): Updated 1007 provided Reviewer Comment (2025-07-08): The updated appraisal provided still does not include this information on the 1007.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838177	xxxxxx	33794335	xxxxxx	06/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was signed by xxxxxx, however no credit documents were provided for this individual.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-03): Client elects to waive with verified compensation factors			07/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838232	xxxxxx	33958844	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		COGS provided is not dated. Must be within 120 days of closing.		Reviewer Comment (2025-07-21): Received Certificate of Good Standing. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838246	xxxxxx	33728033	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated xxxxxx disclosed an inaccurate APR of 9.44600% compared to the actual APR at consummation of 9.65271% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (9.446%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (9.65271%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.		Reviewer Comment (2025-07-01): SitusAMC received xxxxxx CD	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728034	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $190,822.86 is over disclosed by $251.95 compared to the calculated Amount Financed of $190,570.91 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $190,822.86 is over disclosed by $251.95 compared to the calculated Amount Financed of $190,570.91	Reviewer Comment (2025-08-12): SitusAMC received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt.

Reviewer Comment (2025-07-21): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers.

Reviewer Comment (2025-07-03): SitusAMC received lender compliance report.  It appears the differences are the Appraisal Management fee of $227 and the MERS $24.95. The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges. If determined the AMC fee is a finance charge, then full refund of underdisclosure of $251.95 is due to borrower.  Correvcted CD, LOE to borrower, copy of cure refund for $251.95, proof of mailing and proof of reopening of rescission to all consumers.

Reviewer Comment (2025-07-01): Finance charge was underdisclosed by $251.95.  Unable to determine lender's calculations, no compliance report.  The following are fees included in SitusAMC's calculation: Appraisal Management Co fee $227, Flood Cert $8, Origination $3920, MERS $24.95, Prepaid Int $755.14, Tax Service $99, title-closing escrow fee $395.  In regard to AMC fee, The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.
																08/12/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728035	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $396,057.34 is under disclosed by $251.95 compared to the calculated Finance Charge of $396,309.29 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $396,057.34 is under disclosed by $251.95 compared to the calculated Finance Charge of $396,309.29	Reviewer Comment (2025-08-12): SitusAMC received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt.

Reviewer Comment (2025-07-21): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers.

Reviewer Comment (2025-07-03): SitusAMC received lender compliance report.  It appears the differences are the Appraisal Management fee of $227 and the MERS $24.95. The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges. If determined the AMC fee is a finance charge, then full refund of underdisclosure of $251.95 is due to borrower.  Correvcted CD, LOE to borrower, copy of cure refund for $251.95, proof of mailing and proof of reopening of rescission to all consumers.

Reviewer Comment (2025-07-01): Finance charge was underdisclosed by $251.95.  Unable to determine lender's calculations, no compliance report.  The following are fees included in SitusAMC's calculation: Appraisal Management Co fee $227, Flood Cert $8, Origination $3920, MERS $24.95, Prepaid Int $755.14, Tax Service $99, title-closing escrow fee $395.  In regard to AMC fee, The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge.Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.
																08/12/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728036	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (9.446%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (9.65271%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.		Reviewer Comment (2025-07-01): SitusAMC received CD and COC dated xxxxxx	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728037	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,920.00 exceeds tolerance of $3,000.00. Insufficient or no cure was provided to the borrower. (7325)	Cure nor valid COC provided		Reviewer Comment (2025-07-01): SitusAMC received valid COC dated xxxxxx	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728038	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $555.00 exceeds tolerance of $530.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided	Reviewer Comment (2025-07-21): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-07-03): SitusAMC received loan details report. but it does not give sufficient information on why the appraisal fee was increased. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received or refund cure of $25 required to clear this exception.

Reviewer Comment (2025-07-01): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on what market conditions impacted appraisal fee to increase. Please provide additional sufficient information or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728039	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)	Final CD reflects a cure, however due to multiple violations this will be addressed after all violations have been addressed.		Reviewer Comment (2025-07-21): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-03): SitusAMC: Cure provided at closing is insufficient to cure for all the citing 0% exception. We also required additional cure of $25 or valid COC for the appraisal fee increased. Exception remains.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728040	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Final CD reflects a cure, however due to multiple violations this will be addressed after all violations have been addressed.		Reviewer Comment (2025-07-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Reviewer Comment (2025-07-03): SitusAMC: Cure provided at closing is insufficient to cure for all the citing 0% exception. We also required additional cure of $25 or valid COC for the appraisal fee increased. Exception remains.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33728041	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,078.00 exceeds tolerance of $825.00. Insufficient or no cure was provided to the borrower. (8304)	Final CD reflects a cure, however due to multiple violations this will be addressed after all violations have been addressed.		Reviewer Comment (2025-07-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Reviewer Comment (2025-07-03): SitusAMC: Cure provided at closing is insufficient to cure for all the citing 0% exception. We also required additional cure of $25 or valid COC for the appraisal fee increased. Exception remains.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838246	xxxxxx	33787587	xxxxxx	06/27/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Title Search in file.			Reviewer Comment (2025-07-01): Updated later dated title search provided	07/01/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838295	xxxxxx	33800024	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception- Legal Non-Confirming: Exception for rebuild letter required from City/County. City/County will not provide due to rebuild is required to meet new zoning code regulations, however comp factors are incorrect. Credit score is not 30+ points above the minimum as a 720 FICO is required for escrow waiver. Provide the updated form. Assigned to investor.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838295	xxxxxx	33800026	xxxxxx	07/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		1007 does not reflect actual rents therefore unable to determine if rents are within 120% of estimated rents as required per guidelines. Provide the lease agreement or updated 10074 with actual rents.		Reviewer Comment (2025-08-05): Received Lease Agreement. Exception cleared.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838295	xxxxxx	33807115	xxxxxx	07/03/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Not provided		Reviewer Comment (2025-07-07): Updated HOI provided	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838324	xxxxxx	33616508	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-16): Approval provided	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838324	xxxxxx	33616511	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Final CD reflects a PPP.		Reviewer Comment (2025-07-01): PPP addendum to the Note provided. See added condition.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	838324	xxxxxx	33616572	xxxxxx	06/13/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-18): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-17): The HOI provided reflects the date of change to the mortgagee is effective xxxxxx which is post close and not acceptable.			06/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838324	xxxxxx	33616580	xxxxxx	06/13/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The borrower does not meet the minimum DSCR of > 1.00 for a First Time Investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838324	xxxxxx	33629454	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-17): Received Business Purpose Certificate. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838324	xxxxxx	33819392	xxxxxx	07/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Post -Review. The lender provided a PPP addendum to the Note and PPP Rider to the DOT executed post close. The DOT does not include a PPP rider. Provide the corrected and executed DOT including the rider, LOE to borrower, evidence of delivery to the borrower, and lender's LOI>	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-03): Client elect to waive with verified compensation factors			07/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838333	xxxxxx	33764353	xxxxxx	06/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-07-28): Received Gap Credit Report for xxxxxx. Exception cleared. Reviewer Comment (2025-07-25): Received Gap credit report for xxxxxx. Pending receipt of gap credit report for xxxxxx. Exception remains. Reviewer Comment (2025-07-21): Cleared in error. Gap received for xxxxxx and xxxxxx. Pending receipt for xxxxxx and xxxxxx. Reviewer Comment (2025-07-21): Gap report provided	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838333	xxxxxx	33764384	xxxxxx	06/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	1) Per the lender's income worksheet, xxxxxx each own 33.30% of the business used to qualify. Documentation to support this was not provided. Provide either a CPA letter, Tax Preparer letter, operating agreement, or equivalent; reflecting the borrower’s ownership percentage. 2) The VVOE for xxxxxx is dated > 10 calendar days prior to the Note date.	Reviewer Comment (2025-08-11): Received VVOE for xxxxxx is dated 10 calendar days prior to the Note date. Exception cleared.

Reviewer Comment (2025-08-06): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Borrower: xxxxxx, Borrower: xxxxxx, Borrower: xxxxxx
EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Business Ownership Percentage
Business Ownership Percentage
VVOE - Employment Only

Reviewer Comment (2025-08-05): Received Company agreement to verify ownership percentage of the business. However the file is pending The VVOE for xxxxxx dated 10 calendar days prior to the Note date. Exception remains.
															08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838333	xxxxxx	33783295	xxxxxx	06/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Business Purpose Cert		Reviewer Comment (2025-07-21): BP Cert provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838333	xxxxxx	33795478	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller xxxxxx, signing on behalf of xxxxxx, is missing.		Reviewer Comment (2025-07-23): Received Fraud and OFAC search run on Seller xxxxxx, signing on behalf of xxxxxx. Exception cleared.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838333	xxxxxx	33795547	xxxxxx	06/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx is a Non-Perm resident and 12 months bank statements were provided to qualify. 24 months income required for Non-Perm residents.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838357	xxxxxx	33592780	xxxxxx	06/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-07-01): CDA received	07/01/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33592794	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-07-01): Articles of formation provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33592797	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-07-01): Cert of good standing provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33592798	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-07-01): OA provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33592942	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-07-01): EIN provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33593027	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on seller, xxxxxx, signer for xxxxxx.		Reviewer Comment (2025-07-03): Received Fraud report and OFAC run on seller, xxxxxx, signer for xxxxxx. Exception cleared.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33616317	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-07-01): UC provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838357	xxxxxx	33616547	xxxxxx	06/11/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Per guidelines, first time investor's are only allowed on single family residences only. Property is a xxxxxx.		Reviewer Comment (2025-07-02): Credit memo provided updating property allowed to xxxxxx unit vs. xxxxxx. Reviewer Comment (2025-07-02): The credit memo will need to be provided as it was not found. Reviewer Comment (2025-07-01): Loan file was reviewed to 4.2025 matrix. The 6.2025 matrix updated to xxxxxx unit. Loan was reviewed prior to matrix being received.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838384	xxxxxx	33710267	xxxxxx	06/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx (used for assets and currently vested on title).		Reviewer Comment (2025-07-11): Evidence of ownership provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838384	xxxxxx	33710300	xxxxxx	06/25/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-07-11): CDA received	07/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838384	xxxxxx	33715123	xxxxxx	06/25/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI: xxxxxx vs. xxxxxx.		Reviewer Comment (2025-08-04): Updated HOI provided Reviewer Comment (2025-07-30): The HOI state xxxxxx vs xxxxxx. Reviewer Comment (2025-07-07): The rebuttal is not acceptable. All addresses must match.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838384	xxxxxx	33715147	xxxxxx	06/25/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: xxxxxx vs.xxxxxx		Reviewer Comment (2025-07-07): Updated appraisal provided	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838384	xxxxxx	33725223	xxxxxx	06/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a grant deed in file dated xxxxxx one from the LLC to the individuals and one from the individuals to the LLC. The loan closed in the individuals names. No evidence of which was completed last.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-17): Client elects to waive with verified compensation factors			07/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	838433	xxxxxx	34075844	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-08-13): The client elects to waive. Reviewer Comment (2025-08-12): Per guidelines, SSN in lieu of EIN can be used for a sole proprietor (not LLCs), therefore provide Employer Identification Number (EIN). Exception remains.			08/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838433	xxxxxx	34133178	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-08-13): An Operating Agreement is not required for single-owner LLCs in the State of xxxxxx	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838664	xxxxxx	34017096	xxxxxx	07/25/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-01): Received Final Title policy. Exception cleared.	08/01/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34017097	xxxxxx	07/25/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-01): Received Final Title policy. Exception cleared. Reviewer Comment (2025-08-01): No new document was uploaded into clarity. Please provide the document as requested on original condition. Exception remains.	08/01/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34017109	xxxxxx	07/25/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Two AVMs and a post-close xxxxxx By appraisal was used for value. This is a CES loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-24): Client elects to waive			07/24/2025	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34017175	xxxxxx	07/25/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE		Reviewer Comment (2025-08-17): Updated RCE provided Reviewer Comment (2025-08-11): Received RCE is dated more than 1 year old. Please provide updated RCE. Exception remains.	08/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34017183	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Business Purpose Certificate.		Reviewer Comment (2025-08-07): Received Business Purpose Certificate. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34017184	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-08-07): Final 1003 with docusign provided Reviewer Comment (2025-08-04): Being a hybrid closing has no bearing on the date of the document. Reviewer Comment (2025-07-29): The 1003's provided are dated xxxxxx Loan did not close until xxxxxx	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033131	xxxxxx	07/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		xxxxxx for subject property has a report date post close. Provide the pre-close appraisal.		Reviewer Comment (2025-08-04): xxxxxx preclose document provided Reviewer Comment (2025-08-01): No new document was uploaded into clarity. Please provide the document as requested on original condition. Exception remains.	08/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033307	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		PCI Report reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2025-08-04): PCI provided with inspection date dated prior to closing along with additional AVM + PCI. Reviewer Comment (2025-08-01): No new document was uploaded into clarity. Please provide the document as requested on original condition. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033348	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $65.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	COC just states fee was added based on information received from property valuation. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-08-05): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		08/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	B	B	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033371	xxxxxx	07/25/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Loan is an investment property and page 1 and REO section reflect the subject property as the primary residence.		Reviewer Comment (2025-07-29): Updated 1003's provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033379	xxxxxx	07/25/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match		Reviewer Comment (2025-08-04): Updated flood cert provided Reviewer Comment (2025-08-01): No new document was uploaded into clarity. Please provide the document as requested on original condition. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033383	xxxxxx	07/25/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match		Reviewer Comment (2025-08-07): Received corrected Insurance Policy. Exception cleared	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838664	xxxxxx	34033401	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).	Loan is an investment property and page 1 and REO section reflect the subject property as the primary residence.		Reviewer Comment (2025-07-24): Client elects to waive			07/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	C	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	838668	xxxxxx	33928147	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Provide Final 1003 as it is missing in the file.		Reviewer Comment (2025-07-21): Received Final 1003. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838668	xxxxxx	33928207	xxxxxx	07/15/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.			Reviewer Comment (2025-07-15): Client elects to waive			07/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838668	xxxxxx	33928223	xxxxxx	07/15/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		There are correspondences in file that state there isn't any blanket flood coverage, therefore borrower should have obtained the max coverage of $xxxxxx as current xxxxxx is insufficient (no RCE provided).		Reviewer Comment (2025-07-16): RCE provided for unit reflecting flood insurance coverage is sufficient. Unit RCE xxxxxx.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838668	xxxxxx	33928233	xxxxxx	07/15/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	Provide supporting documents to verify the business is in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity.	Reviewer Comment (2025-07-22): Received Business Entity Listing verified the business is in existence for a minimum of two (2) years as. Exception Cleared.

Reviewer Comment (2025-07-16): The same document was provided that was in file at time of review and does not meet the requirements for third party verification for 2 year open and active. Please review original condition. Provide supporting documents to verify the business is in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity.
															07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838668	xxxxxx	33928301	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Business Purpose Certificate as it is missing in the file.		Reviewer Comment (2025-07-24): BP cert provided Reviewer Comment (2025-07-24): Received Business Purpose & Occupancy Affidavit. However, the document required is a separate Business Purpose Certificate. Exception remains.	07/24/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838668	xxxxxx	33937839	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		1-4 Family / Assignments of Leases and Rents not provided on DOT or Rider in file.		Reviewer Comment (2025-08-06): Received recorded affidavit for re-execution, corrected DOT, executed 1-4 family rider, LOE to borrower and evidence of delivery to the borrower. Reviewer Comment (2025-07-31): Received LOE to borrower, please provide lenders intent to re-record, evidence of delivery to the borrower and re-record DOT. Exception remains.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838697	xxxxxx	33924501	xxxxxx	07/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-21): Received credit refresh report dated xxxxxx . Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838697	xxxxxx	33924502	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-07-17): Final 1003 provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838697	xxxxxx	33924694	xxxxxx	07/15/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	Provide the VVOE dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date.		Reviewer Comment (2025-07-29): Received VVOE within 10 days prior to the Note date. Exception cleared. Reviewer Comment (2025-07-22): The email VVOE provided is dated xxxxxx which is post close and not acceptable. The VVOE needs to be dated within 10 days prior to closing. Reviewer Comment (2025-07-21): Received xxxxxx is dated post closing. However provide VVOE dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date. Exception remains.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838697	xxxxxx	33934889	xxxxxx	07/15/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 reflects the borrower owned the current primary for 7 years. Housing history on credit report is for 54 months tied to his property on xxxxxx. However, there is also a VOR in file that reflects borrower rented this property from 8/2024-7/2025.		Reviewer Comment (2025-07-23): Received corrected VOR with updated address to xxxxxx and Borrower LOE. Reviewer Comment (2025-07-22): The 1003 still reflects the property owned on xxxxxx for 7 years. VOR provided still reflects xxxxxx rented from 8/2024-7/2025 and another VOR for xxxxxx from xxxxxx to xxxxxx . A blank VOR was also provided.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838697	xxxxxx	33936069	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		1-4 Family / Assignments of Leases and Rents not provided on DOT or Rider in file.		Reviewer Comment (2025-08-06): Evidence of delivery provided Reviewer Comment (2025-08-04): Received executed rider, recorded correction to instrument and LOE to borrower. Pending receipt of evidence of delivery to the borrower. Reviewer Comment (2025-08-01): Received LOE to borrower. Provide the corrected and executed DOT with 1-4 Family / Assignments of Leases and Rents, intent to re-record, evidence of delivery to the borrower. Exception remains.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680778	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-27): Client elects to waive Loan is HPML Compliant			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680794	xxxxxx	06/23/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		An LOE was provided for the gift letter which is not acceptable. Provide the fully completed gift letter with all pertinant information and signed by borrower and donor. Further, the amounts listed on the LOE are not correct. Wires in file total $48,500 ($20,000, $21,500 and $7,000). The LOE's reflect a total of $105,000 ($30,000, $50,000 & $25,000).		Reviewer Comment (2025-06-26): Updated letters provided and guidelines allow LOE as long as it contains all information listed.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680894	xxxxxx	06/23/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.93 is less than Guideline PITIA months reserves of 6.00.	Insufficient reserves.		Reviewer Comment (2025-06-27): Additional assets and evidence of ownership from the bank provided.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680914	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-06-27): Additional assets and evidence of ownership from the bank provided	06/27/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680915	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-06-27): Additional assets and evidence of ownership from the bank provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838779	xxxxxx	33809821	xxxxxx	07/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-11): Received Credit Report - Gap. Exception cleared.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838779	xxxxxx	33837031	xxxxxx	07/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history needs to be within 45 days of application for all mortgages. Provide the updated housing history for xxxxxx.		Reviewer Comment (2025-07-11): Received Credit refresh report. Exception cleared.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838779	xxxxxx	33837121	xxxxxx	07/07/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Paystubs, Third Party Verification	1) Gap P&L, YTD P&L & third party verification of SE dated within 90 days of closing were not provided for the two Schedule E businesses. Borrower is solely SE and the guidelines do not exempt losses from documentation. 2) For the 1120S business, when borrower's W2 themselves, a YTD paystub is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-08-20): Client elects to waive with verified compensation factors

Reviewer Comment (2025-08-18): Post close income documentation is not acceptable.

Reviewer Comment (2025-08-15): Received paystubs are dated post closing. Please provide paystubs dated prior to closing. Exception remains.

Reviewer Comment (2025-08-14): Received dated P&L. For 1120S business, when borrower's W2 themselves, a YTD paystub is required. Exception remains.

Reviewer Comment (2025-08-13): Received third party verification. Provide signed and dated P&L statement for both businesses within 120 days prior to closing. Borrower is solely SE and the guidelines do not exempt losses from documentation. 2. 1120S business, when borrower's W2 themselves, a YTD paystub is required. Exception remains.

Reviewer Comment (2025-08-12): Received third party verification of SE however pulled date is missing. 1. Require third party verification of SE dated within 90 days of closing for the two Schedule C businesses. Also provide signed and dated P&L statement for both businesses within 120 days prior to closing. Borrower is solely SE and the guidelines do not exempt losses from documentation. 2. 1120S business, when borrower's W2 themselves, a YTD paystub is required. Exception remains.

Reviewer Comment (2025-08-01): Received P&L Statement for both sole proprietor businesses is only signed and not dated. Therefore provide signed and dated P&L statement for both businesses within 120 days prior to closing. Also, third party verification of SE dated within 90 days of closing were not provided for the two Schedule C businesses. And For the 1120S business, when borrower's W2 themselves, a YTD paystub is required. Exception remains.

Reviewer Comment (2025-07-11): 1. For xxxxxx Place business, when borrower's W2 themselves, a YTD paystub is required. 2. Gap P&L, YTD P&L & third-party verification of SE dated within 90 days of closing were not provided for the two Schedule E businesses "xxxxxx". Exception remains.
																	08/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838852	xxxxxx	33817997	xxxxxx	07/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score 2.3, xxxxxx CU score 3.0. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-07-08): Received AVM. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	838942	xxxxxx	33902904	xxxxxx	07/16/2025	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss of 6 months PITIA ($6,047.49 x 6= $36,284.94) is required as per guidelines. Policy only shows $22,000.00 for rent loss.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-18): Client elects to waive with verified compensation factors			07/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839353	xxxxxx	33727996	xxxxxx	06/27/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-21): FTP provided	07/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839353	xxxxxx	33727997	xxxxxx	06/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-21): FTP provided	07/21/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839353	xxxxxx	33728003	xxxxxx	06/27/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not meet the minimum reserve requirement for an escrow waiver. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-25): Client elects to waive with verified compensation factors			06/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839353	xxxxxx	33728006	xxxxxx	06/27/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: Units are missing		Reviewer Comment (2025-07-21): Updated appraisal provided Reviewer Comment (2025-07-16): Received updated CDA. Pending receipt of updated appraisal.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839354	xxxxxx	34063496	xxxxxx	08/01/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-08): Received Final Title policy. Exception cleared.	08/08/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839354	xxxxxx	34063528	xxxxxx	08/01/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-08): Received Final Title policy. Exception cleared.	08/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839354	xxxxxx	34063552	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .			Reviewer Comment (2025-08-05): Final stamped settlement statement provided updating disbursement date. Rescission met.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839354	xxxxxx	34063569	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee amount of $950.00 exceeds tolerance of $675.00.		Reviewer Comment (2025-08-07): SitusAMC received rebuttal comment for increase in fee is suffice. Reviewer Comment (2025-08-05): SitusAMC COC dated xxxxxx was in file which states appraisal transfer however, appraisal transfer letter is missing in file. Please provide transfer letter and more information on when lender has become aware of the change.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839354	xxxxxx	34063570	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $252.00 exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee amount of $252.00 exceeds tolerance of $250.00.		Reviewer Comment (2025-08-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839354	xxxxxx	34063581	xxxxxx	08/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Credit Supplement reflects housing history provide 6 months pay history - xxxxxx.		Reviewer Comment (2025-08-08): Received Bank Statement verifying 6 months of payment history for property xxxxxx. Exception cleared.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839354	xxxxxx	34120024	xxxxxx	08/01/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Per Title, currently vested in a trust. Warranty Deed transferring from Trust to Borrowers individually not provided in the file.		Reviewer Comment (2025-08-08): Received Grant Deed transferring the title from Trust to Borrowers individually. Exception cleared.	08/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839354	xxxxxx	34120075	xxxxxx	08/01/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-08-05): Received Gap Credit report. Exception cleared.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839354	xxxxxx	34120132	xxxxxx	08/01/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2025-08-20): Updated HOI provided	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839354	xxxxxx	34157925	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $252.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-08-07): Sufficient Cure Provided At Closing		08/07/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839359	xxxxxx	33775645	xxxxxx	06/30/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-07-10): Received OFAC search for borrower. Exception cleared.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839359	xxxxxx	33775649	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants		Reviewer Comment (2025-07-15): Received Loan Participant Analysis for seller. Exception cleared. Reviewer Comment (2025-07-14): Received only OFAC Report page OFAC search run on the seller, please provide Loan Participant Analysis for seller. Exception remains. Reviewer Comment (2025-07-10): Received full fraud report, however fraud and OFAC search is not run on seller, xxxxxx. Exception remains.	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839359	xxxxxx	33795192	xxxxxx	06/30/2025	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-08): 2.8.1.1 is for Experienced investor. This is for first time homebuyer under 2.8.1.2. which does not state only 1 borrower/guarantor needs to meet the criteria.			07/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839360	xxxxxx	33864912	xxxxxx	07/14/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflects Unit number vs. Note which does not.		Reviewer Comment (2025-07-16): Updated flood cert provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839360	xxxxxx	33864929	xxxxxx	07/14/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: Reflects Unit number vs. Note which does not.		Reviewer Comment (2025-07-16): Updated CDA provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839360	xxxxxx	33907666	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-07-16): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839442	xxxxxx	34005159	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $795.50 exceeds tolerance of $585.00 plus 10% or $643.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-07-22): Sufficient Cure Provided At Closing		07/22/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839442	xxxxxx	34005160	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $162.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-22): Sufficient Cure Provided At Closing		07/22/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839442	xxxxxx	34005462	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Certificate - Check box is not checked on the Refinance only section.		Reviewer Comment (2025-07-30): Received Occupancy Certificate. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839442	xxxxxx	34018526	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or xxxxxx)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Per search report, HELOC being paid thru closing is same lender		Reviewer Comment (2025-07-24): Client elects to waive			07/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839450	xxxxxx	33980156	xxxxxx	07/22/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-30): Updated title provided	07/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839450	xxxxxx	33980278	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 does not reflect the estimated property costs over year 1.		Reviewer Comment (2025-07-30): SItusAMC received Letter of Explanation & Corrected Closing Disclosure.		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839450	xxxxxx	33980279	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 does not reflect the estimated taxes, insurance and assessments.		Reviewer Comment (2025-07-30): SItusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-28): SitusAMC received rebuttal, however we require corrected PCCD and LOE updating page 1 with Estimated Taxes, Insurance, and Assessments and page 4 with non-escrowed estimated property costs over Year 1.		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839450	xxxxxx	33994815	xxxxxx	07/22/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $140,500.00. Provide the RCE.		Reviewer Comment (2025-07-30): Received RCE for subject property. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839450	xxxxxx	33994854	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,045.50 exceeds tolerance of $806.00 plus 10% or $886.60. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-07-21): Sufficient Cure Provided At Closing		07/21/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839450	xxxxxx	33994865	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-07-22): Client elects to waive			07/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839450	xxxxxx	34005866	xxxxxx	07/22/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is dated post close and the paystub is dated > 30 days prior to closing. VVOE needs to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-07-29): VVOE dated within 10 days prior to closing provided Reviewer Comment (2025-07-29): Received VVOE is dated post closing, also date of employment is blank. Exception remains.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839450	xxxxxx	34005882	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	VVOE is dated post close and the paystub is dated > 30 days prior to closing. VVOE needs to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-07-29): VVOE provided dated within 10 days prior to closing	07/29/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839450	xxxxxx	34005883	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE is dated post close and the paystub is dated > 30 days prior to closing. VVOE needs to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-07-29): VVOE provided dated within 10 days prior to closing	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839450	xxxxxx	34005951	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Provide the recent mortgage statement for the senior lien.		Reviewer Comment (2025-08-07): Received mortgage statement for the senior lien. Exception cleared. Reviewer Comment (2025-08-05): History ledger is not acceptable document. As per guidelines, required Mortgage Statement. Exception remains. Reviewer Comment (2025-07-25): Received is a Mortgage Payoff Statement, however the document requested is for most recent Mortgage Statement. Exception remains.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839458	xxxxxx	34161903	xxxxxx	06/20/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflect subject is currently listed for sale, which is ineligible per guidelines.		Reviewer Comment (2025-06-28): Received evidence property listing removed on xxxxxx , which was prior to closing.	06/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839458	xxxxxx	34161904	xxxxxx	06/20/2025	Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	Borrower and Mortgage Eligibility	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	Background search shows the borrower has a felony conviction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-30): Waived with compensating factors per lender request. Comfort level supported by the offense is >30 years ago, and documentation in the file supports related to an xxxxxx There is a letter in file from the borrower saying felony conviction had been dropped however, the background in file is not clear to support conviction had been dropped. – The charge is > 30 years ago and is not financially related

Reviewer Comment (2025-07-19): If Lender is accepting LOE, a request to waive can be made; however, the background documents provided do not indicate that the borrower was not convicted, as indicated in the LOE.

Reviewer Comment (2025-06-28): There are 2 felonies reporting on the background check.  The offense dated xxxxxx does not indicate a finding of not guilty.  Lender to address this record.
																	07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839458	xxxxxx	34161905	xxxxxx	06/20/2025	Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	Borrower and Mortgage Eligibility	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	Credit Report: Original // Borrower: xxxxxx .	Background search shows the guarantor has a felony conviction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-30): Waived with compensating factors per lender request. Comfort level supported by the offense is >30 years ago, and documentation in the file supports related to an xxxxxx. There is a letter in file from the borrower saying felony conviction had been dropped however, the background in file is not clear to support conviction had been dropped. – The charge is > 30 years ago and is not financially related

Reviewer Comment (2025-07-19): If Lender is accepting LOE, a request to waive can be made; however, the background documents provided do not indicate that the borrower was not convicted, as indicated in the LOE.
																	07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839458	xxxxxx	34161906	xxxxxx	06/20/2025	Credit	Business Purpose	General	Business Purpose	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	Credit Report: Original // Borrower: xxxxxx .	Background search shows the guarantor has a felony conviction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-30): Waived with compensating factors per lender request. Comfort level supported by the offense is >30 years ago, and documentation in the file supports related to an xxxxxx. There is a letter in file from the borrower saying felony conviction had been dropped however, the background in file is not clear to support conviction had been dropped. – The charge is > 30 years ago and is not financially related

Reviewer Comment (2025-07-19): If Lender is accepting LOE, a request to waive can be made; however, the background documents provided do not indicate that the borrower was not convicted, as indicated in the LOE.
																	07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33627426	xxxxxx	06/16/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx	All open outstanding liens must be paid off prior to or at loan closing (on Entity background report).	Reviewer Comment (2025-07-24): $0 owned for lien reporting on report for $72.99

Reviewer Comment (2025-07-14): The debt is on a lien report, therefore evidence it was paid needs to be provided. This is not just limited to debts on the property. It is any lien/judgment against the borrower.

Reviewer Comment (2025-07-10): Received lien report which reflects $120 lien paid, however the lien report provided reflects an outstanding balance for another lien for xxxxxx for xxxxxx that evidence needs to be provided paid in full.

Reviewer Comment (2025-06-17): The Seller's comments are for collections and chargeoffs vs. judgments and tax liens which guidelines require to be paid off at or prior to closing, regardless of amount.
															07/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33627509	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-14): Approval provided Reviewer Comment (2025-07-14): No new document was received. Provide the document as requested on the comment dated xxxxxx . Exception remains. Reviewer Comment (2025-06-17): The loan approval. Provide the 1008 with UW name or the lender's approval with conditions.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33627514	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-06-18): Received Tax Certificate. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33627521	xxxxxx	06/16/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		xxxxxx overlays: Must reflect 100% replacement cost or similar verbiage.		Reviewer Comment (2025-06-23): Received Replacement cost. Exception cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33627721	xxxxxx	06/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide evidence the borrower's primary residences are free and clear on xxxxxx.	Reviewer Comment (2025-07-24): Received Note, Mortgage and Security agreement and HELOC agreement for both borrowers primary residence to verify housing history. Exception cleared.

Reviewer Comment (2025-07-15): Received 12 months of wire transfer to xxxxxx. Provide Mortgage statement or Note for the review period to verify monthly payment. Received 12 months of mortgage statement from xxxxxx Bank that does not list the property address, only mailing address was listed, therefore provide HELOC agreement to verify the property address. Exception remains.

Reviewer Comment (2025-07-10): Received Mortgage Statement and HELOC mortgage statement that is not for primary property. Please provide property history report to verify that borrower's primary residences are free and clear on xxxxxx and xxxxxx. Exception remains.

Reviewer Comment (2025-07-01): Received HOI policy for xxxxxx, however HOI policy is not sufficient to verify property is free and clear. Please provide Property History Report to verify property is free and clear for property located at xxxxxx and xxxxxx. Exception remains.
															07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33655189	xxxxxx	06/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history for the subject property does not appear on the credit report. VOM, 6 month borrower pay history and payoff provided. Pending receipt of a copy of the Note or mortgage statement to verify payment.		Reviewer Comment (2025-06-26): Received Note for subject property. Exception cleared. Reviewer Comment (2025-06-24): Received Closing Statement and Security Instrument. However document requested is for Note or Mortgage Statement. Exception remains. Reviewer Comment (2025-06-17): The Security instrument was provided. The guidelines require a copy of the original Note or mortgage statement to verify payment.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839477	xxxxxx	33655225	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The Non-Owner Occupancy Cert does not have item #4 completed for principal residences.		Reviewer Comment (2025-07-08): Received Non-Owner Occupancy Cert. Exception cleared. Reviewer Comment (2025-06-17): The guidelines require an Occupancy Cert. The one provided in file is incomplete. Per the original condition, the Non-Owner Occupancy Cert does not have item #4 completed for principal residences.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839531	xxxxxx	33670317	xxxxxx	06/20/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: #xxxxxx is missing		Reviewer Comment (2025-07-08): Updated CDA provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839531	xxxxxx	33670326	xxxxxx	06/20/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HOI reflects ISA vs. ISAOA.		Reviewer Comment (2025-07-01): Updated HOI provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839531	xxxxxx	33670328	xxxxxx	06/20/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-15): FTP provided	07/15/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839531	xxxxxx	33670546	xxxxxx	06/20/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.16 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Loan amounts < $150,000 require a 1.25 DSCR. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-19): Client elect to waive with verified compensation factors			06/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839531	xxxxxx	33707777	xxxxxx	06/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2025-07-15): Clear FTP provided	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839531	xxxxxx	33707831	xxxxxx	06/20/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: xxxxxx is in the middle of the main address vs. as a unit number.		Reviewer Comment (2025-07-08): Corrected appraisal provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839533	xxxxxx	33894185	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $764,461.65 is over disclosed by $113.45 compared to the calculated Amount Financed of $764,348.20 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $764,461.65; calculated finance charge is $764,348.20. Variance is $113.45.	Reviewer Comment (2025-08-05): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (2025-07-21): SitusAMC received lender attestation that the Flood Certification Fee of $13.45 charge on final CD was a one time fee.  However, the Flood Certificate in file  states the Service Type is Life of Loan.  Please further clarify or document if the $13.45 amount was for initial upfront determination and the life of loan monitoring service to be charged and paid separately during loan life cyle.

Reviewer Comment (2025-07-17): Flood Cert is counted as a Life of Loan expense and thus a finance charge.  If the fee is a one-time only fee for credit granting please provide LOA stating as such.  There appears to be a mathematical error on the final CD when calculating finance charge on page 5.
																08/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839533	xxxxxx	33894186	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,109,145.50 is under disclosed by $113.45 compared to the calculated Finance Charge of $1,109,258.95 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $1,109,145.50; calculated finance charge is $1,109,258.95. Variance is $113.45.	Reviewer Comment (2025-08-05): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (2025-07-21): SitusAMC received lender attestation that the Flood Certification Fee of $13.45 charge on final CD was a one time fee.  However, the Flood Certificate in file  states the Service Type is Life of Loan.  Please further clarify or document if the $13.45 amount was for initial upfront determination and the life of loan monitoring service to be charged and paid separately during loan life cyle.

Reviewer Comment (2025-07-17): Flood Cert is counted as a Life of Loan expense and thus a finance charge.  If the fee is a one-time only fee for credit granting please provide LOA stating as such.  There appears to be a mathematical error on the final CD when calculating finance charge on page 5.
																08/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839556	xxxxxx	33829043	xxxxxx	07/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for allowing LLC documentation for other lawful business outside of management of real estate.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-07-06): Client elects to waive with verified compensation factors			07/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839556	xxxxxx	33829051	xxxxxx	07/09/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI does not reflect xxxxxx or Unit numbers.		Reviewer Comment (2025-07-10): Updated HOI provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839563	xxxxxx	33917047	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the blanket HOI policy. Policy in file is only the Cert of Liability with no building coverage.		Reviewer Comment (2025-07-18): Blanket coverage provided Reviewer Comment (2025-07-16): The document provided is the dec page to the liability insurance. No blanket building dwelling coverage is not listed.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839578	xxxxxx	33932917	xxxxxx	07/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Please provide clear title. Judgments and liens on title not addressed that are against borrower. (Item #14)	Reviewer Comment (2025-07-29): LOE from title noting judgements are not against the borrower and seller search and title is clear.

Reviewer Comment (2025-07-23): The attached does not clear the condition. The title LOE states judgments are not against the borrower but makes no mention of the property seller judgments also listed. Provide an LOE or supplement on title stating no judgments / liens will appear on the final title or will be removed or the clear and final title policy.

Reviewer Comment (2025-07-17): Condition cannot be waived. There are both items against the borrower and seller. Provide the clear and final title policy or provide the supplement stating no judgments/ liens will appear on final title.
															07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839617	xxxxxx	33854714	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (xxxxxx/Bank Statements)			Reviewer Comment (2025-08-08): The client restated the loan to Safe Harbor QM.	08/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839617	xxxxxx	33854819	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Co-borrower VVOE dated within 10 business days prior to closing was not provided.		Reviewer Comment (2025-08-08): The client restated the loan to Safe Harbor QM. Reviewer Comment (2025-07-30): Paystub dated within 10 days of closing is not acceptable. The guidelines require a VVOE dated within 10 days prior to closing. Reviewer Comment (2025-07-22): The VVOE is dated post-close and not acceptable.	08/08/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839617	xxxxxx	33854821	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	Co-borrower VVOE dated within 10 business days prior to closing was not provided.		Reviewer Comment (2025-08-08): The client restated the loan to Safe Harbor QM. Reviewer Comment (2025-07-30): Paystub dated within 10 days of closing is not acceptable. The guidelines require a VVOE dated within 10 days prior to closing. Reviewer Comment (2025-07-22): The VVOE is dated post-close and not acceptable.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839617	xxxxxx	33854822	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Co-borrower VVOE dated within 10 business days prior to closing was not provided.		Reviewer Comment (2025-08-08): The client restated the loan to Safe Harbor QM. Reviewer Comment (2025-07-30): Paystub dated within 10 days of closing is not acceptable. The guidelines require a VVOE dated within 10 days prior to closing. Reviewer Comment (2025-07-22): The VVOE is dated post-close and not acceptable.	08/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839617	xxxxxx	33886290	xxxxxx	07/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Co-borrower VVOE dated within 10 business days prior to closing was not provided.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-31): The client elects to waive. Reviewer Comment (2025-07-30): Paystub dated within 10 days of closing is not acceptable. The guidelines require a VVOE dated within 10 days prior to closing. Reviewer Comment (2025-07-22): The VVOE is dated post-close and not acceptable.			07/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839617	xxxxxx	34172746	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	The client restated the loan to Safe Harbor QM.		Reviewer Comment (2025-08-08): The client elects to waive.			08/08/2025	2		A		B		B		B		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839631	xxxxxx	33788722	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-07-01): Client elects to waive			07/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817152	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller xxxxxx, signing on behalf of xxxxxx, is missing.		Reviewer Comment (2025-07-29): Received updated Fraud report. Fraud & EPLS search run on Seller xxxxxx, signing on behalf of xxxxxx Exception cleared.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817352	xxxxxx	07/01/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.27137% exceeds Guideline loan to value percentage of 80.00000%.	Max for P&L program purchase is 80%. Based on the 1008, appears the lender utilized the higher appraised value to qualify vs. the lower purchased price. Updated Final CD, Seller CD, last printed stamped certified Final Closing Statement, and purchase contract addendum dated xxxxxx reflect purchase price of xxxxxx		Reviewer Comment (2025-08-04): LOE and corrected 1003 provided Reviewer Comment (2025-07-30): Received re-draw of Note and DOT with new loan amount, FPL, IEAD, CD and 1008. Pending receipt of updated 1003 with correct loan amount and LOE to borrower on the reasoning for redraw. Reviewer Comment (2025-07-15): In review of the 1008, the lender has the loan amount of xxxxxx when the Note reflects xxxxxx which renders the LTV excessive.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817446	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	xxxxxx ID is not reflected for the Lender on page 4. The CD with the correct purchase price of xxxxxx was deemed the final.		Reviewer Comment (2025-08-04): Exception cured prior to discovery. Reviewer Comment (2025-07-31): Did not receive LOE to borrower that accompanied the Corrected CD. Please provide Reviewer Comment (2025-07-31): reopening Reviewer Comment (2025-07-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-30): SitusAMC received xxxxxx PCCD. Missing LOE to borrower which accompanied the cure.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817447	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $777,277.23 is under disclosed by $2,996.06 compared to the calculated Finance Charge of $780,273.29 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	he disclosed Finance Charge in the amount of $777,277.23 is under disclosed by $2,996.06 compared to the calculated Finance Charge of $780,273.29. The CD with the correct purchase price of xxxxxx was deemed the final.		Reviewer Comment (2025-08-04): Exception cured prior to discovery. Reviewer Comment (2025-07-31): SitusAMC received Corrected Note and revised re-notarized Security Instrument and other re-draw docvuments. Please provide LOE to borrower notifying them of the corrected Note along with the prior security instrument and Note signed with the xxxxxx loan amount being void. One received, we can retest.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817448	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,249,571.83 is under disclosed by $5,211.06 compared to the calculated total of payments of $1,254,782.89 which exceeds the $100.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $1,249,571.83 is under disclosed by $5,211.06. The CD with the correct purchase price of xxxxxx was deemed the final.		Reviewer Comment (2025-08-04): Exception cured prior to discovery. Reviewer Comment (2025-07-31): SitusAMC received Corrected Note and revised re-notarized Security Instrument and other re-draw docvuments. Please provide LOE to borrower notifying them of the corrected Note along with the prior security instrument and Note signed with the xxxxxx loan amount being void. One received, we can retest.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817449	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final xxxxxx)	Seller CD fees do not match Final CD		Reviewer Comment (2025-08-04): Exception cured prior to discovery.	08/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817452	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final xxxxxx)	P&I payment of $3,415.45 does not match calculated of $3,429.96. The CD with the correct purchase price of xxxxxx was deemed the final.		Reviewer Comment (2025-08-04): Exception cured prior to discovery. Reviewer Comment (2025-07-31): SitusAMC received Corrected Note and revised re-notarized Security Instrument and other re-draw docvuments. Please provide LOE to borrower notifying them of the corrected Note along with the prior security instrument and Note signed with the xxxxxx loan amount being void. One received, we can retest. Reviewer Comment (2025-07-18): SitusAMC received rebuttal that loan amount xxxxxx. However, the Promissory Note, Doc ID 0105, reflects Loan amount of xxxxxx and P&I of $3429.96.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839631	xxxxxx	33817453	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2849244)	P&I payment of $3,415.45 does not match calculated of $3,429.96. The CD with the correct purchase price of xxxxxx was deemed the final.		Reviewer Comment (2025-08-04): Exception cured prior to discovery. Reviewer Comment (2025-07-31): SitusAMC received Corrected Note and revised re-notarized Security Instrument and other re-draw docvuments. Please provide LOE to borrower notifying them of the corrected Note along with the prior security instrument and Note signed with the xxxxxx loan amount being void. One received, we can retest. Reviewer Comment (2025-07-18): SitusAMC received rebuttal that loan amount xxxxxx. However, the Promissory Note, Doc ID 0105, reflects Loan amount of xxxxxx and P&I of $3429.96.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839632	xxxxxx	33842399	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for private road with no ingress or egress recording on title.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors. The county map shows a roadway that is managed by the county, and the appraiser states there is legal ingress and egress. Subject does not appear to be xxxxxx.			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839632	xxxxxx	33885851	xxxxxx	07/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the updated RCE. RCE in file is from 2019.		Reviewer Comment (2025-07-11): Updated RCE provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839636	xxxxxx	33756160	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes	Subject transaction is Purchase of Investment Property. However on Declaration (Section 5 A) "Will you occupy the property as your primary residence?" is checked as Yes on both initial and final 1003. Provide the corrected 1003 and lender attestation in regards to this.	Reviewer Comment (2025-08-26): Updated 1003 with lender attestation provided

Reviewer Comment (2025-08-17): The LOE was provided, however only addresses the dec page. Also, only the corrected dec page was provided. Please review the comments from xxxxxx  The corrected dec page was only provided, however as noted on xxxxxx, the borrower's primary residence on page 1 now reflects rental on page 3. Provide all pages of the corrected and signed 1003 and lender attestation on error since both 1003's are incorrect.

Reviewer Comment (2025-07-22): The 1003 provided still reflects intent to occupy on dec page as well as the borrower's primary residence on page 1 now reflects rental on page 3. Provide the corrected and signed 1003 and lender attestation on error since both 1003's are incorrect.
															08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839636	xxxxxx	33784447	xxxxxx	07/01/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 does not reflect a 2 year residence history. Per LOE borrower purchased the property on xxxxxx in xxxxxx and prior to that rented at xxxxxx.		Reviewer Comment (2025-07-22): Updated 1003 provided	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839636	xxxxxx	33784449	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx and xxxxxx, signers for xxxxxx; settlement agent, xxxxxx.		Reviewer Comment (2025-07-22): Received updated fraud report. Fraud and OFAC search run on the seller and settlement agent. Exception cleared. Reviewer Comment (2025-07-16): Received GSA/HUD/LDP search for settlement agent and sellers. Provide OFAC search or updated fraud report for seller, xxxxxx and xxxxxx and settlement agent, xxxxxx. Exception remains.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839636	xxxxxx	33784486	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Subject transaction is Purchase of Investment Property. However on Declaration (Section 5 A) "Will you occupy the property as your primary residence?" is checked as Yes on both initial and final 1003 as well as Initial 1003 4a reflects Primary. Provide the corrected 1003 and lender attestation in regards to this.		Reviewer Comment (2025-08-26): Client elects to waive			08/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839637	xxxxxx	33818791	xxxxxx	07/08/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor exception to allow transaction as a rate and term for an investor's who's recent rental experience is 7 months vs. 12 months with a < 1.00 DSCR and not owning primary residence for 1 year.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-05): Client elects to waive with verified compensation factors			07/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839637	xxxxxx	33818793	xxxxxx	07/08/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not have the minimum 12 months reserves for an escrow waiver. Per the 1003, it appears the accounts were double counted. For account xxxxxx the total account balance as of xxxxxx is $xxxxxx and for account xxxxxx $xxxxxx. Total assets in combined account is $xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-18): Client elects to waive with verified compensation factors			07/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839637	xxxxxx	33844993	xxxxxx	07/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Second half of taxes due and deliq were not paid through closing (only open supplemental taxes paid).		Reviewer Comment (2025-07-11): Tax cert provided reflecting taxes paid.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839647	xxxxxx	33838686	xxxxxx	07/09/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided)	xxxxxx Covered Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.	Reviewer Comment (2025-07-22): Disclosure provided

Reviewer Comment (2025-07-14): The same documents were provided again that were previously provided on xxxxxx  Please review comments from 7/14: Receive LOE to borrower, PC-CD, Copy of check and mailing label, however the lender cannot just provided a refund for this condition. There is no readily available cure for this condition.

Reviewer Comment (2025-07-14): Receive LOE to borrower, PC-CD, Copy of check and mailing label, however the lender cannot just provided a refund for this condition. There is no readily available cure for this condition.
															07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839647	xxxxxx	33838687	xxxxxx	07/09/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost) xxxxxx Covered Loan (Points and Fees)	xxxxxx Anti-Predatory Lending Statute: Points and Fees on subject loan of 6.11897% is in excess of the allowable maximum of 6.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .11897%). Non-Compliant High Cost Loan.	Reviewer Comment (2025-08-06): SitusAMC received within 45 days of discovery: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.

Reviewer Comment (2025-07-22): Email to investor on xxxxxx at 12:09pm: We can send this up to compliance to see what they have to say about the letter provided but prior to that, we will need a written attestation from Verus (email is fine) that they are accepting the narrow defense cure initialed by the lender.

Reviewer Comment (2025-07-14): The same documents were provided again that were previously provided on xxxxxx  Please review comments from 7/14: Receive LOE to borrower, PC-CD, Copy of check and mailing label, however the lender cannot just provided a refund for this condition. There is no readily available cure for this condition.

Reviewer Comment (2025-07-14): Receive LOE to borrower, PC-CD, Copy of check and mailing label, however the lender cannot just provided a refund for this condition. There is no readily available cure for this condition.
																08/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within 45 days of discovery, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	A	A	C	B	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839647	xxxxxx	33838688	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Estimated taxes, insurance & assessments under projected payments is not disclosed on Final CD.		Reviewer Comment (2025-07-11): SitusAMC received corrected PCCD and LOE.		07/11/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	C	B	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839647	xxxxxx	33838689	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The page 4 of Final CD, Escrow account, does not reflect any escrow information.		Reviewer Comment (2025-07-11): SitusAMC received corrected PCCD and LOE.		07/11/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839647	xxxxxx	33838690	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The page 4 of Final CD, Escrow account, does not reflect any escrow information.		Reviewer Comment (2025-07-11): SitusAMC received corrected PCCD and LOE.		07/11/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839647	xxxxxx	33838703	xxxxxx	07/09/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-07-23): BPO provided	07/23/2025			1	N/A	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839647	xxxxxx	33838706	xxxxxx	07/09/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-09): Client elects to waive. An AVM and a BPO were used for value. This is a CES loan.			07/09/2025	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839647	xxxxxx	34008085	xxxxxx	07/22/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) xxxxxx Covered Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided Timely)	xxxxxx Covered Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice at least three (3) business days before closing.	Disclosure dated xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-08-04): Earlier dated disclosure provided Reviewer Comment (2025-07-22): Email to investor on xxxxxx at 12:09pm: We can send this up to compliance to see what they have to say about the letter provided but prior to that, we will need a written attestation from Verus (email is fine) that they are accepting the narrow defense cure initialed by the lender.	08/04/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839670	xxxxxx	33747873	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-01): Approval provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839670	xxxxxx	33747885	xxxxxx	06/30/2025	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-07-01): OFAC provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839670	xxxxxx	33794535	xxxxxx	06/30/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The marital status is not checked for xxxxxx. Required to determine if spousal consent will be required.		Reviewer Comment (2025-07-01): Updated application provided with not married checked.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839679	xxxxxx	33904477	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Funding Fee. Fee Amount of $575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75127)	Cure nor valid COC provided. Clerical errors for omission do not warrant the fee being added and charged to the borrower.	Reviewer Comment (2025-08-20): SitusAMC received LOE suffice

Reviewer Comment (2025-07-31): SitusAMC received disclosure summary, however we require attestation confirming the fee name and amount disclosed on initial LE and revised LE are same fees. Please provide attestation to re-evaluate the exception.

Reviewer Comment (2025-07-18): SitusAMC received Changed Circumstances dated xxxxxx which state Investor changed. Changed circumstance is missing additional information and file documentation to confirm if a valid changed circumstance. Changing investors (or identifying an investor) are not considered valid changed circumstances in and of themselves, however, a change in fees due to the selection of a new investor or program based on ineligibility for prior loan programs or terms may be valid changed circumstances. If it can be demonstrated the change in program resulted from borrower ineligibility the Funding Fee is now required, the COC would be valid. Provide additional information to support the investor change now adds these fees due to prior program ineligibility or Cure would be due to borrower.
															08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839679	xxxxxx	33922745	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Transaction participants, unable to determine the name of the authorized signor for the seller and if signor was included in the report.	Reviewer Comment (2025-08-06): Received updated fraud report including the missing participants. Exception cleared.

Reviewer Comment (2025-08-06): Received corporate resolution, however fraud and OFAC search is not run on the authorized signor of the selling entity, xxxxxx, xxxxxx and xxxxxx. Exception remains.

Reviewer Comment (2025-07-21): Received updated fraud report, Fraud and OFAC search is run on the selling entity. However, per guidelines it must be run on the individual. Also, per purchase contract unable to identify the authorized signor of the selling entity. Therefore provide document to verify the person who is authorized signor of the selling entity, along with Fraud and OFAC search. Exception remains.
															08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839679	xxxxxx	33922893	xxxxxx	07/14/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Verification of Security Deposit	Required for departure residence. 1 month rent only provided. Lease reflects security deposit.		Reviewer Comment (2025-07-24): Received security deposit. Exception cleared.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839767	xxxxxx	33836199	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Lender Cure of $200.00 reflecting on Final CD.		Reviewer Comment (2025-07-03): Sufficient Cure Provided At Closing		07/03/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839767	xxxxxx	33861595	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided	The property legal description notes xxxxxx for the subject property. Appears to be a Site xxxxxx located in a PUD development. Appraiser notes PUD. The DOT only included a Condo Rider. Provide the corrected and executed DOT to included the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Reviewer Comment (2025-08-07): Correction agreement, corrected page 2 of the DOT, LOE to borrower, evidence of delivery to borrower and lender's LOI.

Reviewer Comment (2025-08-07): Received Mortgage is previous document that does not include PUD Rider. Also, received only 1 page of Mortgage that includes PUD Rider. Provide all pages of Mortgage signed and dated by borrower. Exception remains.

Reviewer Comment (2025-08-04): Received executed PUD rider and Detail Tracking, however the files is pending receipt of executed and corrected DOT to include PUD rider. Exception remains.

Reviewer Comment (2025-08-01): Requested document was not received. Please try uploading again. Exception Remains.

Reviewer Comment (2025-07-14): Received LOE to borrower, LOI and mailing label. Tracking must reflect at minimum transit. Further, unexecuted documents are not acceptable. Provide the executed and corrected DOT to include PUD rider and executed PUD rider.
															08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839767	xxxxxx	33861625	xxxxxx	07/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: Unit number is missing		Reviewer Comment (2025-07-14): Updated title, revision 1 provided.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839767	xxxxxx	33861677	xxxxxx	07/09/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Unit number not provided		Reviewer Comment (2025-07-14): Updated appraisal provided	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839772	xxxxxx	33599890	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-06-13): Articles provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33599893	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-06-13): OA provided. Both owners on the loan.	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33599894	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-06-13): OA provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33606418	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-24): Received fraud report and OFAC search run on authorized signor for seller, xxxxxx. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33631254	xxxxxx	06/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score 3.2, xxxxxx CU score 1.5. Due to conflicting scores, a secondary valuation is required.		Reviewer Comment (2025-06-16): CDA provided Reviewer Comment (2025-06-16): CDA was not received. Please try uploading again.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33631260	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-06-13): COGS provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33631278	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-06-13): EIN provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33631401	xxxxxx	06/12/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $122,660.00 is less than Cash From Borrower $172,008.96.	xxxxxx has branches in the xxxxxx, however is not xxxxxx insured. Therefore can only be used for reserves. Further, there are two additional wires for funds to close provided on xxxxxx, however they are post-close and cannot be considered.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors			07/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33631415	xxxxxx	06/12/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Short-term rental (STR) analysis form or 1007/1025 may be used. The analysis must include the following: ▪ Provide the source of the data used to complete the STR analysis. ▪ Include daily rental rate and occupancy percentage. ▪ Factor seasonality and vacancy into the analysis.		Reviewer Comment (2025-06-18): STR analysis in lieu of adding missing 1007 STR data as guidelines require provided. See new condition as a result.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839772	xxxxxx	33701420	xxxxxx	06/18/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	STR analysis in lieu of adding missing 1007 STR data as guidelines require provided post-review. Per guidelines, if multiple sources are provided for STR, the lowest is utilized. Lower income utilized and DSCR is < 1.00. Max for FN is 65% with DSCR < 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors			07/28/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839780	xxxxxx	33838643	xxxxxx	07/10/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects old lien holder		Reviewer Comment (2025-07-17): Updated HOI provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839782	xxxxxx	33893629	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.07217% or Final Disclosure APR of 10.07800% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-07-25): Delivery provided Reviewer Comment (2025-07-24): None of the documents provided clear this condition. This is for the appraisal delivery. The tracking provided does not indicate what documents were sent, which based on 6 pages does not seem to be the appraisal.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839782	xxxxxx	33893630	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-07-25): Delivery provided Reviewer Comment (2025-07-24): None of the documents provided clear this condition. This is for the appraisal delivery. The tracking provided does not indicate what documents were sent, which based on 6 pages does not seem to be the appraisal.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839782	xxxxxx	33893694	xxxxxx	07/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Expense Letter	The provided Tax Professional Attestation in file (D0371) reflects the document was signed on xxxxxx which is more than 3 years old. Provide an updated Tax Professional Attestation confirming the expense factor percentage on or before the Note date.		Reviewer Comment (2025-08-14): Received an updated Tax Professional Attestation. Exception cleared. Reviewer Comment (2025-08-13): Received updated Tax Professional Attestation, please provide the initials of the CPA to acknowledge that the changes was made by the CPA. Exception remains. Reviewer Comment (2025-07-28): Received CPA letter which was already in file. Provide an updated Tax Professional Attestation or CPA letter confirming the expense factor percentage on or before the Note date. Exception remains.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839782	xxxxxx	33893713	xxxxxx	07/14/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.77 is less than Guideline PITIA months reserves of 3.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-17): Client elects to waive with verified compensation factors

Reviewer Comment (2025-08-14): The received bank statement is dated post-close. Provide an additional bank statement to meet reserve requirements. Exception remains.

Reviewer Comment (2025-07-28): Please review comments from xxxxxx  Gift funds cannot be used for reserves. Gift funds backed out and added to closing funds only. Cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD.

Reviewer Comment (2025-07-24): The same documents were uploaded that were previously uploaded. Cash to close is calculated as funds to close + EMD +POCB fees + any adjustments/gifts/1031 on the Final CD. Gifts for $20K and $26K were already received into the borrower's personal account xxxxxx. Based on the 1003, the lender utilized the full balance of $47,295 in account xxxxxx + gifts of $20,000 and $26,000 double counting them.
																	08/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839782	xxxxxx	33893725	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves.	Reviewer Comment (2025-08-17): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-08-15): The received bank statement is dated post-close. Provide an additional bank statement to meet reserve requirements. Exception remains.

Reviewer Comment (2025-07-28): Please review comments from xxxxxx  Gift funds cannot be used for reserves. Gift funds backed out and added to closing funds only. Cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD.

Reviewer Comment (2025-07-24): The same documents were uploaded that were previously uploaded. Cash to close is calculated as funds to close + EMD +POCB fees + any adjustments/gifts/1031 on the Final CD. Gifts for $20K and $26K were already received into the borrower's personal account xxxxxx. Based on the 1003, the lender utilized the full balance of $47,295 in account xxxxxx + gifts of $20,000 and $26,000 double counting them.
															08/17/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839782	xxxxxx	33893726	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves.	Reviewer Comment (2025-08-17): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-08-15): The received bank statement is dated post-close. Provide an additional bank statement to meet reserve requirements. Exception remains.

Reviewer Comment (2025-07-28): Please review comments from xxxxxx  Gift funds cannot be used for reserves. Gift funds backed out and added to closing funds only. Cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD.

Reviewer Comment (2025-07-24): The same documents were uploaded that were previously uploaded. Cash to close is calculated as funds to close + EMD +POCB fees + any adjustments/gifts/1031 on the Final CD. Gifts for $20K and $26K were already received into the borrower's personal account xxxxxx. Based on the 1003, the lender utilized the full balance of $47,295 in account xxxxxx + gifts of $20,000 and $26,000 double counting them.
															08/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839800	xxxxxx	33908493	xxxxxx	07/16/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor Exception to allow for a first time investor to purchase a xxxxxx property, however comp factors are incorrect. DSCR is not > 1.30.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-17): Client elects to waive with verified compensation factors			07/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949336	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-07-25): Received Articles of Organization. Exception cleared.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949338	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-07-25): Received Franchise Tax. Exception cleared.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949340	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-07-25): Received Operating Agreement. Exception cleared.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949347	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-08-04): Client elects to waive. PDI received dated xxxxxx: No Damage			08/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949357	xxxxxx	07/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-28): FTP provided	07/28/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949358	xxxxxx	07/21/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-28): FTP provided	07/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33949367	xxxxxx	07/21/2025	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx			Reviewer Comment (2025-07-28): Updated 1003 provided signed by borrower reflecting unmarried.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33973227	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-07-25): Received Operating Agreement wherein borrower is 100% owner. Exception cleared.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839803	xxxxxx	33973341	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Transfer Letter for Appraisal		Reviewer Comment (2025-07-28): Received Appraisal Transfer Letter. Exception cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839804	xxxxxx	33783941	xxxxxx	07/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT vesting on page 1, PPP Rider to the DOT and PPP addendum to the Note reflect that the Borrowing Entity is a xxxxxx; however, per the Entity documents, Entity is a xxxxxx.		Reviewer Comment (2025-08-05): Cert of good standing for xxxxxx provided Reviewer Comment (2025-07-28): Received Articles, OA, and Corp Res. Pending receipt of COGS for the State of xxxxxx.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839805	xxxxxx	33709347	xxxxxx	06/24/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower is a Perm Resident vs. xxxxxx per docs in file.		Reviewer Comment (2025-07-09): Updated 1003 provided	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839805	xxxxxx	33709368	xxxxxx	06/24/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-08-15): Received Desk Review. Exception cleared.	08/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839805	xxxxxx	33724381	xxxxxx	06/24/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2025-06-23): Client elects to waive			06/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	A	B	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839841	xxxxxx	33806947	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		First Cert of Good Standing in file does not have a pull date and the other was pulled on xxxxxx xxxxxx.		Reviewer Comment (2025-07-09): Received Certificate of Good Standing. Exception cleared.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839856	xxxxxx	33723764	xxxxxx	06/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The Operating Agreements for xxxxxx are not executed. (Assets)		Reviewer Comment (2025-07-08): Signed OA's provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839856	xxxxxx	33763397	xxxxxx	06/27/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The amount of coverage must be at least equal to: • Replacement Cost coverage or similar verbiage as stated in the declarations page, or • 100% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by xxxxxx’s calculation from a full appraisal. The xxxxxx calculator provided does not have the estimated cost new from the appraisal entered in and the RCE was not provided form the agency.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-07-17): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-16): The updated coverage was obtained post-close and not acceptable. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-08): The blanket policy reflects it covers xxxxxx which is not our subject property. Further, the policy is liability coverage with only $68,500 in building coverage which is insufficient.

Reviewer Comment (2025-06-30): The attached does not clear this. The verbiage attached in the email references an HO6 policy and does not specify what the replacement cost is. Just says covers up to the dwelling coverage, which as of now is insufficient. If there is a Master Blanket HOI for the HOA that covers the units and it is not for common areas only, please provide that.
																	07/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839876	xxxxxx	33938811	xxxxxx	07/17/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.22 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor Exception- Requesting an exception for the DSCR <1.25 (1.22 with updated taxes) and loan amount <$150,000.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-17): Client elects to waive with verified compensation factors			07/17/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839879	xxxxxx	33654791	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-02): Received Approval document. Exception cleared.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839879	xxxxxx	33661601	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on sellers, xxxxxx.		Reviewer Comment (2025-07-07): Received HUD/GSA/LDP search on sellers, xxxxxx. Exception cleared. Reviewer Comment (2025-07-03): Received OFAC search run on sellers, xxxxxx. Therefore provide updated Fraud Report or HUD/GSA/LDP search. Exception remains.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839879	xxxxxx	33661635	xxxxxx	06/18/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Unit number is missing		Reviewer Comment (2025-07-11): Updated ARR provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839879	xxxxxx	33674713	xxxxxx	06/18/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The blanket flood insurance has an effective date of xxxxxx which is post-close. Provide the pre-close policy.		Reviewer Comment (2025-07-08): Pre-close flood policy provided. Address is correct. Reviewer Comment (2025-07-07): Received Flood Insurance reflects incorrect property address under Property Information. Exception remains.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	839971	xxxxxx	34010364	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $13.00 exceeds tolerance of $11.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)			Reviewer Comment (2025-07-22): Sufficient Cure Provided At Closing		07/22/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839971	xxxxxx	34010441	xxxxxx	07/28/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Provide gift letter for amount of $63,072.00 as per wire confirmation received in file dated xxxxxx (D0209). States wire came from other gift donor xxxxxx.		Reviewer Comment (2025-07-29): Received gift letter. Exception cleared.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839971	xxxxxx	34047727	xxxxxx	07/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Addresses on insurance policy for xxxxxx do not match the note address. The appraisal pictures do not reference this on any building as well.		Reviewer Comment (2025-08-07): Updated HOI provided	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839989	xxxxxx	33933674	xxxxxx	07/16/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Prepayment Rider to the Security Agreement is not signed by the Non-Borrowing spouse. The Security Agreement and the other riders are signed by both.		Reviewer Comment (2025-08-01): Evidence of delivery provided. Mortgage attached to email to our borrower. Reviewer Comment (2025-07-31): Received LOE to borrower. Provide evidence of delivery to borrower. Exception remains. Reviewer Comment (2025-07-28): Received PPP Rider signed by non-borrower and letter of intent to record mortgage. Please provide LOE to borrower and evidence of delivery to borrower. Exception remains.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840002	xxxxxx	33784382	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on sellers' xxxxxx, signers for xxxxxx.		Reviewer Comment (2025-07-28): Received Fraud and OFAC searches run on sellers' xxxxxx, signers for xxxxxx. Exception cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840002	xxxxxx	33806936	xxxxxx	07/01/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal reflects the assignment type as Refinance vs. Purchase and does not list that the appraiser reviewed the purchase contract or any purchase contract information.		Reviewer Comment (2025-07-30): Received updated Appraisal. Exception cleared.	07/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840002	xxxxxx	33806950	xxxxxx	07/01/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Asset Documentation not provided		Per guidelines, IRA statements must be within 30 days of closing.		Reviewer Comment (2025-07-22): Received IRA statements. Exception cleared.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840017	xxxxxx	34059776	xxxxxx	07/30/2025	Credit	Loan Package Documentation	Closing / Title	Collateral	Security Instrument is not signed by borrower(s).		Signature and Notary date for Constance not provided in file for the DOT. Both parties are vested on page 1 of the DOT.		Reviewer Comment (2025-08-07): Received executed & Notarised copy of Security Instrument signed by xxxxxx. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840025	xxxxxx	34155752	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $308.60 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-08-06): Sufficient Cure Provided At Closing		08/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840025	xxxxxx	34169295	xxxxxx	08/08/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the xxxxxx Policy. Receipt only in file.		Reviewer Comment (2025-08-12): Received xxxxxx Policy. Exception cleared.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840067	xxxxxx	34074252	xxxxxx	08/04/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Proof of Ownership	Proof of % of Ownership is missing for xxxxxx Document provided reflects 2 owners. 2 owners does not mean an automatic xxxxxx split.		Reviewer Comment (2025-08-12): Received CPA letter with 100% Ownership for xxxxxx. Exception cleared. Reviewer Comment (2025-08-07): Assigned to investor. Lender would like to waive. Reviewer Comment (2025-08-05): The attesation is not acceptable. Being husband and wife does not automatically indicate a xxxxxx split. Evidence of the borrower's ownership % is required.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840067	xxxxxx	34074322	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Proof of % of Ownership is missing for xxxxxx Document provided reflects 2 owners. 2 owners does not mean an automatic xxxxxx split.		Reviewer Comment (2025-08-12): The required missing documents were provided. Reviewer Comment (2025-08-07): Assigned to investor. Lender would like to waive. Reviewer Comment (2025-08-05): The attesation is not acceptable. Being husband and wife does not automatically indicate a xxxxxx split. Evidence of the borrower's ownership % is required.	08/12/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840067	xxxxxx	34074362	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Proof of % of Ownership is missing for xxxxxx Document provided reflects 2 owners. 2 owners does not mean an automatic xxxxxx split.		Reviewer Comment (2025-08-12): The required missing documents were provided. Reviewer Comment (2025-08-07): Assigned to investor. Lender would like to waive. Reviewer Comment (2025-08-05): The attesation is not acceptable. Being husband and wife does not automatically indicate a xxxxxx split. Evidence of the borrower's ownership % is required.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840067	xxxxxx	34074363	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $448,034.31 is over disclosed by $100.00 compared to the calculated Amount Financed of $447,934.31 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $448,034.31 is over disclosed by $100.00 compared to the calculated Amount Financed of $447,934.31		Reviewer Comment (2025-08-05): SitusAMC received LOA	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840067	xxxxxx	34074364	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $769,017.33 is under disclosed by $100.00 compared to the calculated Finance Charge of $769,117.33 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $769,017.33 is under disclosed by $100.00 compared to the calculated Finance Charge of $769,117.33		Reviewer Comment (2025-08-05): SitusAMC received LOA	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840067	xxxxxx	34135824	xxxxxx	08/04/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A xxxxxx dated within 10 days of Note date must be provided with the closed loan package. Gap in file is > 10 days from Note date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-07): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-05): The same gap report was provided that was in file at time of review. Please review the original condition. A xxxxxx dated within 10 days of Note date must be provided with the closed loan package. Gap in file is > 10 days from Note date.			08/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840145	xxxxxx	33808131	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on the authorized signor for the Property Seller, xxxxxx.		Reviewer Comment (2025-07-22): Received updated Fraud Report to verify Fraud and OFAC search for seller. Exception cleared.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840157	xxxxxx	33854625	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement as a xxxxxx; however, he owns 50% of the business. Per guidelines credit documents for this individual and none were provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-17): The individual signed the Guarantor agreement, therefore credit documents are required.			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840226	xxxxxx	33654936	xxxxxx	06/18/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 not provided for xxxxxx.		Reviewer Comment (2025-06-20): Final 1003 provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840226	xxxxxx	33655827	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-06-24): PDI received dated xxxxxx: No Damage Reviewer Comment (2025-06-20): PDI will be ordered	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840226	xxxxxx	33655857	xxxxxx	06/18/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-24): CDA received Reviewer Comment (2025-06-20): CDA will be ordered	06/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840226	xxxxxx	33678315	xxxxxx	06/18/2025	Credit	Income / Employment	Income Eligibility	Income / Employment	Restricted Stock Unit (RSU) Income is being used a qualifying income for the borrower, but is not allowed per the lender guidelines. Or, the RSU Income does not meet requirements.	1) To prove a 3-year continuance, take the available number of RSUs on the Note date and multiply by the 52- week low stock price, then divide by 36 months. This monthly amount must be greater than or equal to the monthly qualifying amount. Provide the stock price as of the Note date. 2) Provide the executed RSU agreement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-21): 2024 account statement provided, however please review comments from 7/10: The executed RSU agreement was not provided and required. Also, the split article provided is from 2022 stating the split occurred on March 2022. Therefore, the share price as of the Note date is considered. Qualifying income is > thant the amount utilized to qualify (available RSU's x 52 week low stock price as of note date / 36) =$5,300.53. Qualifying is $9,899.31. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-10): The stock account statement would be available as of xxxxxx . Statements are usually quarterly. Further, the executed RSU agreement was not provided. Also, the split article provided is from 2022 stating the split occurred on March 2022. Therefore, the share price as of the Note date is considered. Qualifying income is > thant the amount utilized to qualify (available RSU's x 52 week low stock price as of note date / 36) =$5,300.53. Qualifying is $9,899.31. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-08): The most current 2024 statement needs to be provided for the stock account. Further, if there is no evidence of the split, then the stock price as of the Note will be utilized. In addition, the RSU agreement provided in file is not executed.
																	07/28/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840226	xxxxxx	33723635	xxxxxx	06/23/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-06-24): CDA received Reviewer Comment (2025-06-23): Valuation Received - xxxxxx	06/24/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840226	xxxxxx	33723639	xxxxxx	06/23/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Post Disaster Inspection + xxxxxx - 2 Days		Reviewer Comment (2025-06-24): PDI received Reviewer Comment (2025-06-24): Valuation Received - xxxxxx	06/24/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840227	xxxxxx	33665606	xxxxxx	06/18/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Received HO6 policy reflects incorrect zip xxxxxx vs Note reflects xxxxxx.		Reviewer Comment (2025-07-01): Received updated HOI policy matching the note zip. Exception cleared. Reviewer Comment (2025-06-30): No new documents received. Please try uploading again.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840227	xxxxxx	33665611	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-06-24): Received HOA Questionnaire. Exception cleared. Reviewer Comment (2025-06-23): No new document was received. Please provide document as requested on the original condition. Exception remains.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840227	xxxxxx	33684417	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Power Of Attorney Preparation Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7545)	COC just states POA added but does not indicate a reasoning.		Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840229	xxxxxx	33647903	xxxxxx	06/18/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-06-20): E-Consent provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840229	xxxxxx	33648026	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-20): Loan was reviewed to investor CES guidelines which requires the senior lien original note.			07/08/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840229	xxxxxx	33648055	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.50829% or Final Disclosure APR of 9.54100% is equal to or greater than the threshold of APOR 5.81% + 3.5%, or 9.31000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Reviewer Comment (2025-07-08): Client elects to waive. SOL 1 year expires xxxxxx .			07/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840229	xxxxxx	33648151	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-07-08): Client elects to waive. SOL 1 year expires xxxxxx .			07/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840229	xxxxxx	33684524	xxxxxx	06/18/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The DOT has a PUD rider attached, however the appraisal does not reflect PUD or HOA dues.	Reviewer Comment (2025-07-30): LOE to borrower and evidence of delivery to borrower provided. Re-recorded DOT noting removal of PUD rider.

Reviewer Comment (2025-07-21): As noted previously, the LOE to borrower and evidence of delivery to borrower is required for the corrections. There is no evidence the re-corded DOT was re-recorded or who made the alterations to the DOT.

Reviewer Comment (2025-07-08): The recorded DOT provided still reflects the PUD rider checked as well as there is no LOE to borrower, evidence of delivery to borrower lender's letter of intent to re-record. It appears the document provided was attempted to be altered by adding a # over the PUD rider box, but it does not say who did this or when it was done.

Reviewer Comment (2025-06-20): The LOE is not acceptable. If the property is not in a PUD, the corrected and executed DOT removing the PUD rider is required, LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record will be required.
															07/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840230	xxxxxx	34143498	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC is dated xxxxxx , however the appraisal was completed on xxxxxx which is > 3 days from discovery.		Reviewer Comment (2025-08-28): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2025-08-25): SitusAMC received LOX and Copy of refund check. However, we would also require Post CD along with proof of mailing in order to cure the exception.		08/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840238	xxxxxx	33726785	xxxxxx	06/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2025-07-15): Received executed copy of Lease Agreement. Exception cleared. Reviewer Comment (2025-07-08): The appraisal submitted with the file that reflects Tenant Occupied with a completed date of xxxxxx is the most recent as indicated by the addendum for updates. The appraiser updated to Tenant Occupied from original initial appraisal which reflected vacant, also with a completed date of xxxxxx	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840238	xxxxxx	33757520	xxxxxx	06/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Subject property mortgage does not appear on credit. VOM, Payoff, and Note provided. Provide the borrower 6 month pay history.		Reviewer Comment (2025-07-16): Received bank statement for borrower 6 month pay history. Exception cleared. Reviewer Comment (2025-07-10): Received bank statement, however the file is missing xxxxxx to xxxxxx bank statement for the account #xxxxxx. Exception remains.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840305	xxxxxx	33793611	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final Settlement Statement in file is not signed/stamped certified.		Reviewer Comment (2025-07-11): Final stamped settlement statement provided	07/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840307	xxxxxx	33903141	xxxxxx	07/16/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-25): FTP provided	07/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840307	xxxxxx	33903142	xxxxxx	07/16/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-25): FTP provided Reviewer Comment (2025-07-23): The same title policy was provided that was provided on xxxxxx Please review the comments on xxxxxx as well as the policy in file is a previous policy dated prior to revision 2 which reflects an insufficient amount. If this is an update, provide the email from title with updates. Reviewer Comment (2025-07-22): The incorrect and correct title polices are dated and time stamped the same. Provide evidence which was provided last (i.e. email from title with updates)	07/25/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840307	xxxxxx	33939390	xxxxxx	07/16/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The proposed on the title policy reflects additional parties not reflected on the Security Instrument.		Reviewer Comment (2025-07-25): FTP provided Reviewer Comment (2025-07-23): The same title policy was provided that was provided on xxxxxx The policy in file is a previous policy dated prior to revision 2 which reflects an insufficient amount and incorrect borrowers. If this is an update, provide the email from title with updates.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840313	xxxxxx	34066960	xxxxxx	08/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the fully completed and executed business purpose cert.		Reviewer Comment (2025-08-20): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-08-05): The Letter of Explanation provided does not clear the exception. Kindly provide a fully completed and executed business purpose certificate. Exception remains.	08/20/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840313	xxxxxx	34067244	xxxxxx	08/01/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		The NSF/Overdraft transfers exceeded the allowable limit. Investor Exception is provided in the file and associated.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-01): Client elects to waive with verified compensation factors			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840316	xxxxxx	33963626	xxxxxx	07/22/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $936.25.			Reviewer Comment (2025-08-04): Paid POCB fees provided Reviewer Comment (2025-07-29): PC-CD which matches final closing statement updated for cash to close. Borrower is still short $936.25 which is the result of POCB fees. Provide the paid invoices to be included in the cash to close. Reviewer Comment (2025-07-29): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $1,032.09.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840316	xxxxxx	33963686	xxxxxx	07/22/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The provided VVOEs in file for both the employers are dated xxxxxx which is after the Note date xxxxxx . As per the guidelines, a VVOE should be dated no more than 10 calendar days prior to Note date.		Reviewer Comment (2025-08-04): VVOE's provided dated within10 days of closing. Reviewer Comment (2025-07-29): The VVOE's provided are dated xxxxxx which is > 10 days prior to closing.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840316	xxxxxx	33963696	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The provided VVOEs in file for both the employers are dated xxxxxx which is after the Note date xxxxxx . As per the guidelines, a VVOE should be dated no more than 10 calendar days prior to Note date.		Reviewer Comment (2025-08-04): VVOE's provided dated within10 days of closing. Reviewer Comment (2025-07-29): The VVOE's provided are dated xxxxxx which is > 10 days prior to closing.	08/04/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840316	xxxxxx	33963697	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The provided VVOEs in file for both the employers are dated xxxxxx which is after the Note date xxxxxx . As per the guidelines, a VVOE should be dated no more than 10 calendar days prior to Note date.		Reviewer Comment (2025-08-04): VVOE's provided dated within10 days of closing. Reviewer Comment (2025-07-29): The VVOE's provided are dated xxxxxx which is > 10 days prior to closing.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840332	xxxxxx	33854981	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Missing both the blanket coverage policy and the HO6 policy.		Reviewer Comment (2025-07-16): Received Blanket coverage and HO6 policy. Exception cleared.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	840332	xxxxxx	33855064	xxxxxx	07/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-07-29): Received Secondary Valuation. Exception cleared.	07/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	840332	xxxxxx	33855207	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception due to single entity owns 25% in the project.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	840332	xxxxxx	33888131	xxxxxx	07/11/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects a Unit number.		Reviewer Comment (2025-07-21): Updated appraisal provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	840340	xxxxxx	33850709	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for insufficient blanket condo xxxxxx coverage. However, comp factors are incorrect. Reserves not exceed requirement by 10 months or more.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Credit Score 30+ points > minimum required	Reviewer Comment (2025-07-14): Client elects to waive with verified compensation factors			07/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840340	xxxxxx	33850726	xxxxxx	07/11/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First time investor with < 1.00 DSCR not allowed. Investor exception in file. However, comp factors are incorrect. Reserves not exceed requirement by 10 months or more.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Credit Score 30+ points > minimum required	Reviewer Comment (2025-07-14): Client elects to waive with verified compensation factors			07/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840340	xxxxxx	33889544	xxxxxx	07/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6: Reflects Unit xxxxxx vs. xxxxxx.		Reviewer Comment (2025-07-21): Updated HO6 provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840344	xxxxxx	33935537	xxxxxx	07/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Rental history must be evidenced by one of the following: Verification of Rent (VOR) completed by either an institutional or non institutional/private landlord; or Borrower’s proof of payment (e.g., canceled check, bank transfer history, etc).		Reviewer Comment (2025-07-31): Received Property History Report to verify, prior to sale of property the property was free and clear. Exception cleared. Reviewer Comment (2025-07-30): Received Final Settlement Statement, however, this does not cover the 12 months housing history. Therefore provide VOR covering the most recent 12 months of rental history or 12 months borrower’s proof of payment. Exception remains.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840344	xxxxxx	33935899	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.71124% or Final Disclosure APR of 8.71100% is equal to or greater than the threshold of APOR 6.79% + 1.5%, or 8.29000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-07-29): Delivery provided Reviewer Comment (2025-07-22): The delivery provided is for the initial prelim appraisal with a completion date of xxxxxx (delivery reflects xxxxxx). Need evidence of delivery for the updated appraisal dated xxxxxx	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840344	xxxxxx	33935900	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx			Reviewer Comment (2025-07-22): Appraisal delivery for the prelim appraisal provided	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840344	xxxxxx	33935907	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	Seller Closing Disclosure is missing and buyer closing disclosure dated xxxxxx does not reflect any seller paid fees.		Reviewer Comment (2025-07-31): SitusAMC received seller CD Reviewer Comment (2025-07-30): SitusAMC received rebuttal comment but we need seller CD or true and certified copy of seller settlement statement to verify the fees and address the exception.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840344	xxxxxx	33947844	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-07-29): Delivery provided Reviewer Comment (2025-07-22): The delivery provided is for the initial prelim appraisal with a completion date of xxxxxx (delivery reflects xxxxxx). Need evidence of delivery for the updated appraisal dated xxxxxx	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840346	xxxxxx	33957452	xxxxxx	07/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-23): Received Credit Report - Gap. Exception cleared.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840346	xxxxxx	33957601	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $998.00 exceeds tolerance of $895.00 plus 10% or $984.50. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded by $13.50 due to addition of Deed Preparation fee and increase in recording fee. COC just states borrower requested, however does not state a reason as to why the borrower requested the deed nor when it became known a new deed would be required.		Reviewer Comment (2025-07-29): SItusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-28): SitusAMC received LOE to borrower, proof of mailing, Corrected CD. Missing Copy of Refund Check.		07/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840346	xxxxxx	33989630	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided	Last transfer of title was from xxxxxx, as sole and separate to xxxxxx, as sole and separate on xxxxxx . Provide the deed transferring title to both our borrowers on the loan. Deed in file is from the Trust to our borrowers. Further, based on transfer history, it is not known when the property was deeded out of our borrowers name to xxxxxx which may require a seasoning exception.	Reviewer Comment (2025-08-04): Deed provided

Reviewer Comment (2025-07-31): Deed provided reflecting xxxxxx within 20% interest and two individuals in 2006 and then those individuals transferred to the trust (which does not remove xxxxxx's interest). However, the deed is still needed to both our borrowers. Title and last deed are to xxxxxx as sole and separate. Both xxxxxx and xxxxxx are borrowers on the loan and closed as individuals.

Reviewer Comment (2025-07-23): None of the deeds provided address the condition. Please review the original condition. Last transfer of title was from xxxxxx, as sole and separate to xxxxxx, as sole and separate on xxxxxx . Provide the deed transferring title to both our borrowers on the loan. Deed in file is from the Trust to our borrowers. Further, based on transfer history, it is not known when the property was deeded out of our borrowers name to xxxxxx which may require a seasoning exception.
															08/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840400	xxxxxx	33879229	xxxxxx	07/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx.		Reviewer Comment (2025-07-29): Received Operating Agreement. Exception cleared. Reviewer Comment (2025-07-25): Received Filed articles of organization, cannot be accepted to verify the ownership percentage of the business. Please provide Operating Agreement or CPA Letter to verify ownership percentage of business. Exception remains. Reviewer Comment (2025-07-23): Received evidence of access is from other borrower. Provide evidence of ownership and ownership % in xxxxxx from LLC. Exception remains.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840400	xxxxxx	33879241	xxxxxx	07/15/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-17): FTP provided	07/17/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840400	xxxxxx	33926649	xxxxxx	07/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was executed by xxxxxx, however no credit documents were provided for this individual.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-16): If the GA agreement was executed by the individual then they are guaranteeing the loan and require credit documents. Investor can elect to waive with verified compensation factors.			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840400	xxxxxx	33926733	xxxxxx	07/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title requires multiple satisfactions / releases for items (#5, #6, #7, #8) and payoff of 2024 taxes not paid.		Reviewer Comment (2025-07-17): Clear FTP provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840401	xxxxxx	34063668	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	Reviewer Comment (2025-08-26): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2025-08-19): 19(e)(4)(ii)-1
“Revised Loan
Estimate may not be delivered at the same time as the Closing Disclosure.
Section 1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under § 1026.19(e)(1) on or after the date on whichthe creditor provides the disclosures required under § 1026.19(f)(1).  Additionally, the transaction is a purchase and 1026.17(d)(2) applys.  When two consumers are joint obligors with primary liability on an obligation, the early disclosures required by
§1026.19(a), (e), or (g), as applicable, may be provided to any one of them.

Reviewer Comment (2025-08-13): SitusAMC received disclosure tracking summary indicates that LE dated xxxxxx and xxxxxx was sent and received by borrower. However, please see doc ID D0703 LE issued xxxxxx with estimated cash to close $66,276 and signed by co-applicant on xxxxxx after the initial CD issued. Any LE signed by borrowers must be included in testing and cannot be omitted from testing. Provide a lender attestation give the specific disclosure (xxxxxx LE doc ID D0706 is acceptable to specify) and explain why it was included in package for review and attest they were never issued or disclosed to borrower.
																	08/26/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	C	C	A	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840401	xxxxxx	34063745	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	Final CD checked both the options 2. May hold & 3. does not accept.		Reviewer Comment (2025-08-05): SitusAMC received completed copy of xxxxxx CD.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840401	xxxxxx	34063746	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,980.49 exceeds tolerance of $2,619.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $2,619.00 on the Loan Estimate, but was disclosed as $2,980.49 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $361.49, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-08-06): SitusAMC received valid COC dated xxxxxx	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840401	xxxxxx	34075703	xxxxxx	08/01/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Missing for the borrower, xxxxxx.		Reviewer Comment (2025-08-06): Received UDM dated xxxxxx . Exception cleared.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840401	xxxxxx	34075734	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-01): Client elect to waive			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840419	xxxxxx	33950244	xxxxxx	07/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the business purpose cert		Reviewer Comment (2025-08-12): Received Business Purpose Certificate. Exception cleared.	08/12/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840420	xxxxxx	33675325	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The OA for xxxxxx is not executed.		Reviewer Comment (2025-07-15): Received executed copy of OA for xxxxxx. Exception cleared. Reviewer Comment (2025-07-09): Part of the OA for xxxxxx was not executed under Exhibit A. Reviewer Comment (2025-07-08): The same OA has been provided which was already included in the package. Provide executed copy of OA for xxxxxx which owns the Borrowing Entity. Exception remains. Reviewer Comment (2025-07-03): The document provided is for the Borrowing Entity. The condition referenced is for the OA not signed for xxxxxx which owns the Borrowing Entity.	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840420	xxxxxx	33707529	xxxxxx	06/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Recert of value does not have the effective date of appraisal update date.		Reviewer Comment (2025-07-03): Updated recert of value provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840420	xxxxxx	33719530	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-07-03): 442 provided reflecting no damage.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840422	xxxxxx	33670427	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The OA for xxxxxx is not executed.		Reviewer Comment (2025-06-25): Received executed copy of Operating Agreement for xxxxxx Exception cleared. Reviewer Comment (2025-06-24): No new documents received for this condition. Please try re-uploading.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840422	xxxxxx	33719521	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-07-09): 442 provided dated xxxxxx : No Damage Reviewer Comment (2025-06-24): The rebuttal is not acceptable. This is a new disaster for xxxxxx. Regardless when loan closed, per guidelines if disaster occurred after closing but prior to loan purchase PDI is required. A PDI will need to be provided. See section 2.9.9.3 of the investor's guidelines.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840426	xxxxxx	34137913	xxxxxx	08/08/2025	Credit	Credit	xxxxxx Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.98648% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds 50%. PITIA of $7809.41 with total DTI payments of $13,710.18 Income of $26,000 gives a DTI of 51%	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-08-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-17): The DTI is over 50%. This included all audit income, credit, and REO liabilities. PITIA $7,809.41, Total income $29,000 (W2 + Rental income), total expenses $14,786.08. Total DTI 50.98648%.			08/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	33842680	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	xxxxxx ID is not provided on the Final CD for the Lender xxxxxx		Reviewer Comment (2025-07-22): SitusAMC received PCCD.		07/22/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840435	xxxxxx	33842697	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-07-21): Rate lock provided	07/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	33864507	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Appraisal Re-Inspection Fee was not disclosed on the Loan Estimate, but was disclosed as $225.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $225.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-07-08): Sufficient Cure Provided At Closing		07/08/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840435	xxxxxx	33885908	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72433% or Final Disclosure APR of 8.74000% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2025-08-06): A credit card payment was reduced to match the gap report so the DTI is now 42.993% Reviewer Comment (2025-07-21): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72433% or Final Disclosure APR of 8.74000% is equal to or greater than the threshold of APOR 6.83% + 1.5%, or 8.33000%. Compliant Higher Priced Mortgage Loan.	08/06/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	34029369	xxxxxx	07/24/2025	Credit	Credit	xxxxxx Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.96846% exceeds Guideline total debt ratio of 43.00000%.	Updated credit report received post-review dated prior to closing. Borrower took out new debt and increased others. Max 43% for rent free borrower. DTI exceeds guidelines.		Reviewer Comment (2025-08-06): A credit card payment was reduced to match the gap report, so the DTI is now 42.991%	08/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	34029391	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.72433% or Final Disclosure APR of 8.74000% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Updated credit report received post-review. Loan no longer qualifies for QM APOR due to excessive DTI. Non-QM HPML loans require the appraisal to be delivered to the borrower within 3 business days prior to closing. There is a delivery in file dated xxxxxx with no evidence of borrower receipt, therefore the 3 day mailbox rule is applied and the presumed date is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-08-06): Evidence the appraisal was delivered on xxxxxx was provided.	08/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	34029393	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Updated credit report received post-review. Loan no longer qualifies for QM APOR due to excessive DTI. Non-QM HPML loans require the appraisal to be delivered to the borrower within 3 business days prior to closing. There is a delivery in file dated xxxxxx with no evidence of borrower receipt, therefore the 3 day mailbox rule is applied and the presumed date is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-08-06): Evidence the appraisal was delivered on xxxxxx was provided.	08/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	34029394	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Updated credit report received post-review dated prior to closing. Borrower took out new debt and increased others. Max 43% for rent free borrower. DTI exceeds guidelines.		Reviewer Comment (2025-08-06): A credit card payment was reduced to match the gap report so the DTI is now 42.993%	08/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840435	xxxxxx	34029395	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Updated credit report received post-review dated prior to closing. Borrower took out new debt and increased others. Max 43% for rent free borrower. DTI exceeds guidelines.		Reviewer Comment (2025-08-06): A credit card payment was reduced to match the gap report so the DTI is now 42.993%	08/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840435	xxxxxx	34029396	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.96846% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Updated credit report received post-review dated prior to closing. Borrower took out new debt and increased others. Max 43% for rent free borrower. DTI exceeds guidelines.		Reviewer Comment (2025-08-06): A credit card payment was reduced to match the gap report so the DTI is now 42.993%	08/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840440	xxxxxx	33952128	xxxxxx	07/21/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee reflects xxxxxx vs. xxxxxx		Reviewer Comment (2025-07-22): Updated HOI provided	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840440	xxxxxx	33989107	xxxxxx	07/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception to waive housing payment history for former residence and proceed with just the current residence's rent free history of 0.5 year.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840563	xxxxxx	34134278	xxxxxx	08/08/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		The Business Purpose Certificate in file shows the borrower's primary residence as the property and also states they will not occupy the property. Missing for the subject property.		Reviewer Comment (2025-08-28): Updated business purpose / occupancy cert provided for the subject property. Reviewer Comment (2025-08-28): Received document combines both the Business Purpose and Occupancy Affidavit. Please provide a separate Business Purpose Certificate for the subject property. Exception remains. Reviewer Comment (2025-08-12): Received Occupancy certificate which was already in file. Provide Business Purpose Certificate for the subject property. Exception remains.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840563	xxxxxx	34134293	xxxxxx	08/08/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Certificate in file shows the borrower's primary residence as the property and also states they will not occupy the property. Missing for the subject property.		Reviewer Comment (2025-08-28): Updated business purpose / occupancy cert provided for the subject property. Reviewer Comment (2025-08-28): Received document combines both the Business Purpose and Occupancy Affidavit. Please provide a separate Business Purpose Certificate for the subject property. Exception remains. Reviewer Comment (2025-08-12): Received Occupancy certificate which was already in file. Provide Business Purpose Certificate for the subject property. Exception remains.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840576	xxxxxx	33832798	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2025-06-26): Post Disaster Inspection provided, exception cleared. Reviewer Comment (2025-06-19): The 1004 appraisal was provided xxxxxx , declaration is still weeks after on xxxxxx PDI is required.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840620	xxxxxx	33892651	xxxxxx	07/14/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal from prior transaction was in file. Secondary valuation from subject transaction is missing. Sec ID: 49	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-07-17): CU score of 1.0 provided	07/17/2025			1	N/A	A	A	A	N/A	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840620	xxxxxx	33892737	xxxxxx	07/14/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 692 is less than Guideline representative FICO score of 700.	Minimum 700 for investment CES loan. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-14): Client elects to waive with verified compensation factors			07/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840620	xxxxxx	33924474	xxxxxx	07/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. 2 liens on title and only 1 paid through closing.		Reviewer Comment (2025-07-16): Title supplement provided removing lien	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840621	xxxxxx	33960400	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $652.00 exceeds tolerance of $495.00 plus 10% or $544.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-07-17): Sufficient Cure Provided At Closing		07/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840621	xxxxxx	33960405	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $68.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-17): Sufficient Cure Provided At Closing		07/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840621	xxxxxx	33960631	xxxxxx	07/22/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-07-24): Received RCE. Exception cleared.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840621	xxxxxx	33960677	xxxxxx	07/22/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Client elects to waive. Two AVMs from separate companies were used for value. This is a CES loan.			07/22/2025	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840621	xxxxxx	33996011	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Client elects to waive			07/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840651	xxxxxx	34012437	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	xxxxxx ID number for Lender not listed on the Final CD		Reviewer Comment (2025-08-06): SitusAMC received PCCD and LOE. Reviewer Comment (2025-07-31): SitusAMC received Corrected CD. Missing copy of LOE that accompanied the PCCD to finalixe cure		08/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840651	xxxxxx	34029168	xxxxxx	07/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Using 2 different business accounts for income qualification. Borrower has 2 locations however the mailing address on both accounts are mailed to the xxxxxx. xxxxxx and xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors			07/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840651	xxxxxx	34048044	xxxxxx	07/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Investor Exception: Using Cash for closing - Large cash deposits into personal & business account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors			07/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840688	xxxxxx	34050988	xxxxxx	07/31/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-08-04): Received Note Addendum - Prepayment document. Exception cleared.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	840688	xxxxxx	34099156	xxxxxx	07/31/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception for VOR payments to private party. Lump sum withdrawal slips only provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months.	Reviewer Comment (2025-07-30): Client elects to waive with verified compensation factors			07/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840698	xxxxxx	33843320	xxxxxx	07/10/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-08-04): FTP provided	08/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33843352	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.08690% or Final Disclosure APR of 9.10200% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-07-31): Delivery provided	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33843353	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-07-31): Delivery provided	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33843356	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $342.50 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $125.00 on the initial Loan Estimate to $342.50 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-08-03): SItusAMC received COC dated xxxxxx	08/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840698	xxxxxx	33846459	xxxxxx	07/10/2025	Credit	Credit	xxxxxx Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.88 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-08-07): Client elects to waive with verified compensation factors			08/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33846467	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient assets		Reviewer Comment (2025-08-07): Loan designation updated to Non-QM. Condition no longer applies.	08/07/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840698	xxxxxx	33846468	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient assets		Reviewer Comment (2025-08-07): Loan designation updated to Non-QM. Condition no longer applies.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33885972	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: Unit number is missing		Reviewer Comment (2025-08-04): Updated FTP provided	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33886021	xxxxxx	07/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6: Unit number is missing and address reflected is xxxxxx vs. xxxxxx.		Reviewer Comment (2025-08-07): Received corrected HOI Policy. Exception cleared. Reviewer Comment (2025-08-04): The HOI provided reflects the unit number, however the other items were not updated per the original condition.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840698	xxxxxx	33886024	xxxxxx	07/10/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number is missing		Reviewer Comment (2025-07-30): Updated flood cert provided	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840712	xxxxxx	33928248	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-07-17): Final 1003's provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840712	xxxxxx	33934357	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		PPP to the DOT only provided		Reviewer Comment (2025-07-23): Received PPP rider to DOT. Exception cleared.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	840712	xxxxxx	33935987	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		1-4 Family / Assignments of Leases and Rents not provided on DOT or Rider in file.		Reviewer Comment (2025-08-05): Received recorded correction affidavit, corrected DOT, signed 1-4 family rider, LOE to borrower with LOI, and evidence of delivery to borrower. Reviewer Comment (2025-07-30): Received 1-4 Family Rider, provided corrected and executed DOT, LOE to borrower and lender's intend to re-record and Delivery to borrower. Exception remains.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840712	xxxxxx	33936030	xxxxxx	07/15/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Third Party Verification	B2: 2023 business returns provided and YTD 2025 P&L. 1) Provide the gap YTD P&L for 2024 or signed and dated business returns. 2) Provide third party evidence of SE dated within 90 days of the Note.		Reviewer Comment (2025-07-22): B2 changed to Schedule C for business in 2024. Signed and dated 1040's provided. Reviewer Comment (2025-07-22): Received third party evidence of SE dated within 90 days of the Note. Pending gap YTD P&L for 2024 or signed and dated business returns for 2024. Exception remains. Reviewer Comment (2025-07-18): The documents provided was already included in the package earlier. Kindly provide documents which is requested in the original exception. Exception remains.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840745	xxxxxx	33970902	xxxxxx	07/22/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-29): Received Title Final. Exception cleared.	07/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840745	xxxxxx	33970906	xxxxxx	07/22/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-29): Received Title Final. Exception cleared.	07/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840745	xxxxxx	34005490	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	UCC on title. Title LOE states the are issuing a xxxxxx endorsement. Provide the terms for the xxxxxx agreement. Include the xxxxxx financing balance in the LTV/CLTV ratio calculation (if unable to obtain, utilize original balance). The UCC fixture filing* must be subordinated with one of the following.
o Subordination Agreement
o UCC Termination
▪ Debt obligation is to be included in debt-to-income ratio and LTV/CLTV unless proof is provided verifying the debt has been paid down to zero (UCC termination does not automatically verify the debt is paid off).
												CLTA Endorsement 150-06 is not eligible to be used in lieu of a Subordination agreement or UCC Termination.		Reviewer Comment (2025-08-22): Received Subordination Agreement. Exception cleared. Reviewer Comment (2025-07-28): Cleared in error. Received xxxxxx agreement. However the file is missing Subordination agreement. Exception remains.	08/22/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840826	xxxxxx	33794745	xxxxxx	07/02/2025	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: xxxxxx			Reviewer Comment (2025-07-04): Received Final Title policy. Exception cleared.	07/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840826	xxxxxx	33794748	xxxxxx	07/02/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-04): Received Final Title policy. Exception cleared.	07/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840826	xxxxxx	33818245	xxxxxx	07/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per N-2 of the purchases contract checked, it appears the lease is being transferred. N-1 for property delivered vacant is checked xxxxxx Appraisal reflects Tenant Occupied and notes in addendum ADU is Tenant Occupied for $1,500 month which is below market rent. Per guidelines, for ADU income to qualify on purchases, if the lease is transferred copy of lease agreement required.		Reviewer Comment (2025-07-24): Per client accepting addendum to contract signed and dated post-close removing the N-2 for lease transfer and not requiring the ADU lease. Reviewer Comment (2025-07-23): The addendum provided is signed and dated post-close for the N2 requirement. Reviewer Comment (2025-07-15): Received Purchase contract Addendum removing the N-2 requirement, however it is not executed by the sellers. Provide the executed copy. Exception remains.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840841	xxxxxx	33793647	xxxxxx	06/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided	The Vacation Rental Income statement does not have the 3 comparables listed and the 1007 does not have all information required for STR. Provide one of the updated documents.	Reviewer Comment (2025-07-11): Received updated appraisal report verifying the source of STR was verified from xxxxxx. Exception cleared.

Reviewer Comment (2025-07-01): Per guidelines, Short-term rental (STR) analysis form or 1007/1025 may be used. The analysis must include the following:
▪ Provide the source of the data used to complete the STR analysis.
▪ Include comparable STR properties, focusing on room count, gross living area (GLA), location, and market appeal.
▪ Include daily rental rate and occupancy percentage.
▪ Factor seasonality and vacancy into the analysis.
▪ Must be completed by a licensed appraiser.
															07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840841	xxxxxx	33793685	xxxxxx	06/30/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		The HOA questionnaire for litigations state to review publicindex. There is an email from the HOA that states to refer to the publicindex and there is no active litigation however per the publicindex submitted, there is a pending ADR/Sanctions as of xxxxxx and pending lis pendens as of xxxxxx & xxxxxx .	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): Client elects to waive with verified compensation factors. HOA confirmed (and documented) the pending litigation is foreclosure related and is not associated with the subject property unit. Also confirmed this is non-structural.			07/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840859	xxxxxx	34030311	xxxxxx	07/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied		Reviewer Comment (2025-07-31): Delayed financing. Per borrower LOE, let seller remain in property with no lease. Property qualifies under vacant / unleased LTV	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840888	xxxxxx	33875783	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-07-18): Received full Fraud Report. Fraud and OFAC search run on the all participants. Exception Cleared.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840888	xxxxxx	33875785	xxxxxx	07/14/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-07-18): Received OFAC search. Exception cleared.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840888	xxxxxx	33917063	xxxxxx	07/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		If the enhanced desk review product reflects a value more than 10% below the appraised value or cannot provide a validation, the file must include either a field review or a second appraisal. These may not be from the same appraiser or appraisal company as the original report. To note, the CDA value was utilized to qualify.		Reviewer Comment (2025-07-31): The Field Review was provided, and they agree with the appraised value. Reviewer Comment (2025-07-31): Received field review page 2 is blank, information are not updated. exception remains. Reviewer Comment (2025-07-30): No new document was uploaded into clarity. Please provide the document as requested on the original condition. Exception remains.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840910	xxxxxx	34015488	xxxxxx	07/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Business Purpose Certificate not located in the file only Occupancy Cert.		Reviewer Comment (2025-08-12): Received executed copy of Business Purpose Certificate. Exception cleared.	08/12/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840910	xxxxxx	34015552	xxxxxx	07/24/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		File is missing the prelim/commitment and the final title. The file only contains 2 title supplements.		Reviewer Comment (2025-07-30): Received Final Title. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840910	xxxxxx	34021134	xxxxxx	07/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the extension to the Note for xxxxxx as the maturity date was xxxxxx .		Reviewer Comment (2025-08-28): Extension provided Reviewer Comment (2025-08-28): No new documents received. Please try uploading again. Reviewer Comment (2025-08-25): Received VOM and pay history. However condition is raised for extension to the Note for xxxxxx as the maturity date was xxxxxx . Exception remains.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840910	xxxxxx	34021188	xxxxxx	07/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The liens for the REO properties do not appear on credit. VOM and Notes provided (xxxxxx). Provide borrower's 6 month pay history.	Reviewer Comment (2025-08-27): Per client, ok to apply < 12 months housing history requirements of 43% max DTI as well as LTV of 80% or less per guidelines in lieu of obtaining the additional documentation.

Reviewer Comment (2025-08-27): As noted in the previous comments, the original lien Note prior to refinance nor the xxxxxx cancelled check were located in file for the xxxxxx property. Please provide these documents or if investor is accepting what the lender has provided and not requiring anything else, please let us know and we will clear the condition.

Reviewer Comment (2025-08-27): Received 6 month pay history for the property on xxxxxx which encumbers 2 loans for a payment of $3,500/month. Received 5 months pay history for property on xxxxxx. Missing the xxxxxx cancelled check for a complete 6 months ($10,000) and the original lien Note prior to refinance. Loan was refinanced on xxxxxx.

Reviewer Comment (2025-08-26): As per VOM mortgage originated date is xxxxxx with mortgage amount $xxxxxx and mortgage payment as $2500. Provide the pay history for this mortgage lien. Exception remains.

Reviewer Comment (2025-08-25): Received 6 months pay history for property xxxxxx. Also received 6 months pay history for property xxxxxx drive but October month payment missing. Provide pay history for October. Exception remains.
															08/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946125	xxxxxx	07/17/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-18): E-consent provided	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946305	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Final CD does not list and amount of estimated property costs over year 1. Actual amount is $xxxxxx		Reviewer Comment (2025-07-30): SitusAMC received PCCD and LOE Reviewer Comment (2025-07-25): SitusAMC received CD stating property cost over year 1 as $xxxxxx Whereas as per the calucation the Taxes $xxxxxx/ mo and Hazard insurance $446.67/mo = xxxxxx *12 = 1xxxxxx. Kindly provide updated Post CD and LOX to reflect property cost over year 1 as $xxxxxx		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946306	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $755.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-07-16): Sufficient Cure Provided At Closing		07/16/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946370	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $490,121.85 is over disclosed by $380.00 compared to the calculated Amount Financed of $489,741.85 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $490,121.85 is over disclosed by $380.00 compared to the calculated Amount Financed of $489,741.85.	Reviewer Comment (2025-08-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-08-14): SitusAMC received rebuttal that Technology fee $125 and Escrow Processing Fee $100 are not APR fees.  However, SitusAMC in unable to determine these are not finance charges and based on the fee names, appear to be. Previously requested the following in order to determine: please provide attestation or other evidence from lender or payee describing the purpose of each of the following fees for further review: $155 AMC Service fee, $125 Technology fee, and $100 Escrow Processing Fee. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. The Technology fee and Escrow Processing fee appear to processing type fees which would be finance charges under §1026.4(a)(1) since the charges are not specifically excluded from finance charges under §1026.4(c)(7): fees related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under §1026.4(c)(7). Alternatively, the exception may be cured with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure of $380, re-opened rescission and proof of delivery. Re-opened rescission for all consumers: Transaction date must remain the same as loan transaction date and right to cancel expiration must be at least 3 business days after new  signature/delivery date. Otherwise cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $380, proof of mailing and proof of reopening of rescission to all consumeers.

Reviewer Comment (2025-07-30): As requested previously, please provide attestation or other evidence from lender or payee describing the purpose of each of the following fees for further review: $155 AMC Service fee, $125 Technology fee, and $100 Escrow Processing Fee. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. The Technology fee and Escrow Processing fee appear to processing type fees which would be finance charges under §1026.4(a)(1) since the charges are not specifically excluded from finance charges under §1026.4(c)(7): fees related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under §1026.4(c)(7). Alternatively, the exception may be cured with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure of $380, re-opened rescission and proof of delivery. Re-opened rescission for all consumers: Transaction date must remain the same as loan transaction date and right to cancel expiration must be at least 3 business days after new signature/delivery date.

Reviewer Comment (2025-07-25): Finance charge is underdisclosed by $380 and comparing to lender's compliance report the following fees were not included in lender calculation: $125 Technology Fee, $100 Title-Escrow Processing Fee & $155 Appraisal Management Fee. If lender feels any of the fees are not finance charge, we require a Lender's Attestation giving the specific services/purpose of the fees.  On the AMC fee, The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge .Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.   Otherwise cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure, proof of mailing and proof of reopening of rescission.
																08/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946372	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Projected Payments section (page 1): Estimated Taxes, Insurance, & Assessments reflects $0.00.		Reviewer Comment (2025-07-30): SitusAMC received PCCD and LOE Reviewer Comment (2025-07-25): SitusAMC received CD dated xxxxxx stating estimated taxes, insurance & Assessments as $2 however as per the calculation the Estimated Taxes, Insurance & assessments are $1159.66. Kindly provide updated Post CD along with LOX.		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946374	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,039,853.83 is under disclosed by $380.00 compared to the calculated Finance Charge of $1,040,233.83 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $1,039,853.83 is under disclosed by $380.00 compared to the calculated Finance Charge of $1,040,233.83.	Reviewer Comment (2025-08-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-08-14): SitusAMC received rebuttal that Technology fee $125 and Escrow Processing Fee $100 are not APR fees.  However, SitusAMC in unable to determine these are not finance charges and based on the fee names, appear to be. Previously requested the following in order to determine: please provide attestation or other evidence from lender or payee describing the purpose of each of the following fees for further review: $155 AMC Service fee, $125 Technology fee, and $100 Escrow Processing Fee. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. The Technology fee and Escrow Processing fee appear to processing type fees which would be finance charges under §1026.4(a)(1) since the charges are not specifically excluded from finance charges under §1026.4(c)(7): fees related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under §1026.4(c)(7). Alternatively, the exception may be cured with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure of $380, re-opened rescission and proof of delivery. Re-opened rescission for all consumers: Transaction date must remain the same as loan transaction date and right to cancel expiration must be at least 3 business days after new  signature/delivery date. Otherwise cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $380, proof of mailing and proof of reopening of rescission to all consumeers.

Reviewer Comment (2025-07-30): As requested previously, please provide attestation or other evidence from lender or payee describing the purpose of each of the following fees for further review: $155 AMC Service fee, $125 Technology fee, and $100 Escrow Processing Fee. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. The Technology fee and Escrow Processing fee appear to processing type fees which would be finance charges under §1026.4(a)(1) since the charges are not specifically excluded from finance charges under §1026.4(c)(7): fees related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under §1026.4(c)(7). Alternatively, the exception may be cured with Corrected CD, LOE to borrower, copy of cure refund for the total underdisclosure of $380, re-opened rescission and proof of delivery. Re-opened rescission for all consumers: Transaction date must remain the same as loan transaction date and right to cancel expiration must be at least 3 business days after new signature/delivery date.

Reviewer Comment (2025-07-25): Finance charge is underdisclosed by $380 and comparing to lender's compliance report the following fees were not included in lender calculation: $125 Technology Fee, $100 Title-Escrow Processing Fee & $155 Appraisal Management Fee. If lender feels any of the fees are not finance charge, we require a Lender's Attestation giving the specific services/purpose of the fees.  On the AMC fee, The AMC portion could be either – finance charge or non-finance charge.  It would depend on what the AMC fee purpose/service is.  Is the AMC fee for purposes of selecting an appraiser and coordinating receipt of appraisal or for reviewing, confirming data, and verifying the appraisal report?  This is the information we are seeking to determine whether the AMC fee is excludable. Provide lender attestation as to the services included in the fee. Otherwise, if a lump sum charged for several services includes charges that are not excludable, a portion of the total should be allocated to those services and included in the finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such, otherwise, if a creditor is uncertain about what portion of a fee to be paid at consummation or loan closing is related to a 4c7 excludable service, the entire fee may be treated as a finance charge .Final Rule excerpt provided addresses whether the appraisal and AMC fee should be disclosed separately or as one charge, it does not address consideration of the AMC fee as a finance charge or non-finance charge.  Finance Charge determination is based on 1026.4 and SitusAMC agrees that if the AMC fee charged is primarily for verifying or confirming information connected to the appraisal, the AMC portion would also be excluded from finance charges per Commentary under1026.4(c)(7)-1.  If the AMC charge is primarily for verifying or confirming information connected to the appraisal,  please provide LOE from AMC provider or signed lender attestation indicating such for documentation in file to support exclusion from finance charges.   Otherwise cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure, proof of mailing and proof of reopening of rescission.
																08/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946377	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Will not have an escrow account is checked and Non-Escrowed Property Costs over Year 1 is blank.		Reviewer Comment (2025-07-30): SitusAMC received PCCD and LOE Reviewer Comment (2025-07-25): SitusAMC received CD dated xxxxxx however we would require correction to be made on Post CD. Kindly provide correction on Post CD along with LOX.		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946378	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Reason for not having an escrow account was not checked.		Reviewer Comment (2025-07-30): SitusAMC received PCCD and LOE Reviewer Comment (2025-07-25): SitusAMC received CD dated xxxxxx however we would require correction to be made on Post CD. Kindly provide correction on Post CD along with LOX.		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840938	xxxxxx	33946463	xxxxxx	07/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing History for REO property on xxxxxx with mortgage xxxxxx is missing. Provide Mortgage statement or Note for the review period to verify monthly payment amount, 12-months Verification of Mortgage form (VOM) completed by the creditor/service & proof of borrower’s payment for the most recent 6-months.	Reviewer Comment (2025-08-05): Received corrected 1003 and 1008. Exception cleared.

Reviewer Comment (2025-07-29): Final 1003 reflects mortgage lien with xxxxxx in amount of xxxxxx, that is not reported on credit report. Therefore provide Provide Mortgage statement or Note and 12-months Verification of Mortgage form (VOM) and the most recent 6-months borrower’s payment. Exception remains.

Reviewer Comment (2025-07-23): Received Mortgage Statement. Provide 12-months Verification of Mortgage form (VOM) completed by the creditor/service & proof of borrower’s payment for the most recent 6-months. Exception remains.
															08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840938	xxxxxx	33957786	xxxxxx	07/17/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The policy that is in effect at time of closing is used to qualify. The policy active at time of closing has dwelling coverage of $xxxxxx. There is a post-close policy in file, however this is not acceptable.	Reviewer Comment (2025-08-29): Updated pre-close policy provided with sufficient coverage

Reviewer Comment (2025-08-28): The preclose policy does not reflect xxxxxx. It reflects xxxxxx

Reviewer Comment (2025-08-28): The same comments were provided that were previously provide. See comments from 8/27: As noted in the original condition and previous comments, post close policies are not acceptable. The coverage needed to be sufficient at time of closing. The pre-close policy only had xxxxxx in coverage. Email to investor: Everything appears correct on the post-close policy, including sufficient coverage.

Reviewer Comment (2025-08-27): As noted in the original condition and previous comments, post close policies are not acceptable. The coverage needed to be sufficient at time of closing. The pre-close policy only had xxxxxx in coverage.

Reviewer Comment (2025-08-18): The RCE does not clear this condition. Please review the previous comments and the original condition. The same policy was provided that were in file at time of review. Please review the original condition and comments from xxxxxx  The policy that is in effect at time of closing is used to qualify. The policy active at time of closing has dwelling coverage of xxxxxx. There is a post-close policy in file, however this is not acceptable. It should also be noted RCE is from xxxxxx and not acceptable.

Reviewer Comment (2025-07-30): The same policy was provided that were in file at time of review. Please review the original condition and comments from xxxxxx  The policy that is in effect at time of closing is used to qualify. The policy active at time of closing has dwelling coverage of xxxxxx. There is a post-close policy in file, however this is not acceptable.

Reviewer Comment (2025-07-23): The same policies were provided that were in file at time of review. Please review the original condition. The policy that is in effect at time of closing is used to qualify. The policy active at time of closing has dwelling coverage of xxxxxx. There is a post-close policy in file, however this is not acceptable.
															08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840980	xxxxxx	34041856	xxxxxx	07/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide evidence the borrower has received bonus income for at least 1 year as required per guidelines. Bonus income reflected on TWN for 2025 but previous job TWN and current job do not reflect any bonus income for 2024. Income is needed to qualify.		Reviewer Comment (2025-08-05): Email from employer provided on income. TWN previous job reflects bonus income and current as well for 1 year income. Reviewer Comment (2025-08-05): Based on the email from the employer, the borrower was promoted in xxxxxx in which the (doesn't say when) in which the bonus started. We need to know when the borrower started receiving the bonus / promoted to determine 1 year of bonus income. It is not relevant how the income was calculated for this condition, but that it was received for at least 1 year as required per guidelines.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840981	xxxxxx	33950023	xxxxxx	07/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must contain all participants.		Reviewer Comment (2025-07-23): Received Fraud Report and OFAC search run on all participants. Exception cleared.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840981	xxxxxx	33950108	xxxxxx	07/18/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx SB270 Prepayment Penalty Test 2009 Investment Test	xxxxxx SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.			Reviewer Comment (2025-07-18): Client elects to waive			07/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840981	xxxxxx	33970799	xxxxxx	07/18/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.42190% exceeds Guideline total debt ratio of 50.00000%.	2023 tax returns in file for 2 SE businesses (xxxxxx and xxxxxx). YTD borrower prepared 2024 and 2025 P&L's reflect income is declining. Utilized the most conservative amount to qualify (YTD). Lender utilized higher 2023 tax returns.		Reviewer Comment (2025-08-04): Used long average (2 Years + YTD) income DTI is in-line. Exception cleared.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840981	xxxxxx	33970896	xxxxxx	07/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	1) The 2025 YTD P&L's are not signed and dated by the borrower for xxxxxx and xxxxxx 2) 2023 1040's are not signed and dated by the borrower.		Reviewer Comment (2025-08-04): Received signed and dated P&L for the business. Exception cleared. Reviewer Comment (2025-07-31): Received signed and dated 2023 1040's and 2025 YTD P&L for xxxxxx and xxxxxx. The P&L for both business is signed and dated by both borrowers that is dated post closing and only xxxxxx is the owner of the business. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840988	xxxxxx	33963206	xxxxxx	07/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-07-25): xxxxxx approval provided. Per guidelines, All Loans secured by condominium projects require a completed Condominium Project Questionnaire except for: o Projects with a xxxxxx approval subject to the following: ▪ xxxxxx approval must not be expired as of the Note date. ▪ File must contain a PDF print-out of the xxxxxx approval. The PDF document must include a print date that verifies the PDF print-out is generated within 10 days of the Note date	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840988	xxxxxx	33963225	xxxxxx	07/23/2025	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Provide trust agreement for xxxxxx. Funds transferred to close from account.		Reviewer Comment (2025-07-28): Received Trust Agreement. Exception cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840988	xxxxxx	33963245	xxxxxx	07/23/2025	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Blanket Insurance expired xxxxxx . Provide the active master policy for flood and HOI.		Reviewer Comment (2025-07-25): Updated Blanket provided	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840988	xxxxxx	33963264	xxxxxx	07/23/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-30): Updated title provided Reviewer Comment (2025-07-24): The incorrect and correct title policies are dated the same. Provide evidence of which was provided last (i.e. email from title with updates).	07/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	840998	xxxxxx	34236597	xxxxxx	08/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception- Master Flood insurance policy does not cover contents of subject.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-25): Client elects to waive with verified compensation factors			08/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	840998	xxxxxx	34236642	xxxxxx	08/22/2025	Property	Credit	General	Credit	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		The appraisal and desk review completed for xxxxxx reflects xxxxxx (which is xxxxxx. The appraisal completed for xxxxxx).	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-27): Updated per previous CSMR Reviewer Comment (2025-08-27): The client elects to waive. Reviewer Comment (2025-08-27): Per (CSMR-538956) Property Types xxxxxx vs xxxxxx updated all RA to grade of B.			08/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	841024	xxxxxx	33927000	xxxxxx	07/17/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 903.05, Credit Report: Original // Public Record Type: Judgments / Balance: 2004.75, Credit Report: Original // Public Record Type: Judgments / Balance: 17329.13	All open judgments must be paid off prior to or at loan closing.		Reviewer Comment (2025-07-21): Client accepting DOB county search run and clear title and fraud report as proof judgements are not against our borrower. Requested clearance.	07/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841024	xxxxxx	33927133	xxxxxx	07/17/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property has an active listing as of xxxxxx for xxxxxx.		Reviewer Comment (2025-07-18): Listing removed provided dated 6.21. 3 year PPP on file which is allowed for investments per guidelines for listings < 6 months.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841024	xxxxxx	33960857	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per the settlement statement in file, borrower purchased property on xxxxxx and took out a lien with xxxxxx for xxxxxx. Provide evidence of housing history and evidence lien as paid off as not reporting on title, not paid off through closing and not on credit report.		Reviewer Comment (2025-07-18): Property profile report provided reflecting release as of xxxxxx (loan taken out xxxxxx ). No housing history required.	07/18/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841024	xxxxxx	33960930	xxxxxx	07/17/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Per the settlement statement in file, borrower purchased property on xxxxxx and took out a lien with xxxxxx for xxxxxx. Borrower has been vested < 6 months which is not allowed on C/O unless property was inherited or part of a court order.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-21): The property profile report does not trump the title report nor purchase settlement statement which both reflect borrower purchased / took ownership of the property on xxxxxx . Reviewer Comment (2025-07-18): The exception provided is only to use appraised value. Per guidelines, < 6 months ownership on C/O is not allowed unless it is an inherited property or court order. This is a separate exception.			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841024	xxxxxx	33992057	xxxxxx	07/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Properties owned for < 12 months are limited to the lower of the purchase price + doc improvements or appraised value. Lender utilized the higher appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841028	xxxxxx	33732559	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-07-09): Received updated Fraud Report. Fraud & OFAC search ran on Seller xxxxxx. Exception cleared.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841028	xxxxxx	33732613	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2025-07-02): Received Title Commitment. Exception cleared.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841028	xxxxxx	33789658	xxxxxx	06/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per investor overlay, Effective immediately, Verus will no longer purchase loans for investor-occupied properties located in xxxxxx for Investor Occupancy DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors			07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841036	xxxxxx	34004902	xxxxxx	07/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, Non-Perm Residents require 24 months of income qualification. Per investor and seller, loan is to be qualified off of 12 months.		Reviewer Comment (2025-08-06): Client requested re-review to 24 months bank statements Reviewer Comment (2025-08-04): As noted in the exception and email provided by xxxxxx, the client and seller notified DD that this is to be reviewed as a 12 month bank statement loan. If not requires a re-underwrite to 24 months, this will need to come from the investor.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841036	xxxxxx	34018992	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-08-04): Received UW Transmittal Summary (1008). Exception cleared.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841036	xxxxxx	34018994	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must contain all participants.		Reviewer Comment (2025-08-04): Received Fraud report reflecting all the parties involved in the tranaction. Exception cleared.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841036	xxxxxx	34019060	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee. Fee Amount of $2,325.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7306)	Fee Amount of $2,325.00 exceeds tolerance of $0.00. Valid COC not located in file. Locking the rate would not add an application fee.		Reviewer Comment (2025-08-07): SitusAMC received additional information that supports the fee name updates and lock on initial CD	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841036	xxxxxx	34031268	xxxxxx	07/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.68 is less than Guideline PITIA months reserves of 6.00.	FTHB require 6 months reserves per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-13): Received updated 1003 is not sufficient. Provide additional asset documentation to meet the reserve requirement. Exception remains.			08/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841036	xxxxxx	34031327	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-08-17): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-13): Received updated 1003 is not sufficient. Provide additional asset documentation to meet the reserve requirement. Exception remains.	08/17/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841036	xxxxxx	34031328	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-08-17): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-13): Received updated 1003 is not sufficient. Provide additional asset documentation to meet the reserve requirement. Exception remains.	08/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841036	xxxxxx	34043202	xxxxxx	07/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-08-04): Received Undisclosed Debt Notification Report. Exception Cleared.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841046	xxxxxx	34064138	xxxxxx	08/01/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $12,362.43 is less than Guideline Available for Reserves of $12,942.51.	POCB paid invoice for appraisal fee not provided for $600.		Reviewer Comment (2025-08-07): Received paid invoice for appraisal fee. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841071	xxxxxx	33987486	xxxxxx	07/22/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841102	xxxxxx	33990359	xxxxxx	07/24/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-04): FTP provided	08/04/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841102	xxxxxx	33990397	xxxxxx	07/24/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-04): FTP provided	08/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841102	xxxxxx	33990657	xxxxxx	07/24/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		RCE value $278,000 and dwelling $261,857.		Reviewer Comment (2025-08-11): Received updated RCE. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841102	xxxxxx	34018887	xxxxxx	07/24/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	CPA letter is not dated		Reviewer Comment (2025-08-04): Dated CPA and email from CPA provided	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841102	xxxxxx	34018950	xxxxxx	07/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The history for the private lien for xxxxxx does not appear on the credit report. VOM, Payoff, and 6 months cancelled checks provided. Provide a copy of the Note or Mortgage Statement.		Reviewer Comment (2025-08-11): Received VOM for the private lien in amount of xxxxxx. Exception cleared. Reviewer Comment (2025-08-05): Received Note is dated xxxxxx , however per VOM, the origination date is xxxxxx . Provide corrected VOM to reflect correct origination date. Exception remains.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841102	xxxxxx	34019055	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	CPA letter is not dated		Reviewer Comment (2025-08-04): Dated CPA and email from CPA provided	08/04/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841102	xxxxxx	34019056	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	CPA letter is not dated		Reviewer Comment (2025-08-04): Dated CPA and email from CPA provided	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841128	xxxxxx	34106772	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $220.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	COC provided just states a 1004D was added without a reason. Also, appraisal was completed xxxxxx and received xxxxxx (per delivery in file). Fee was not disclosed until xxxxxx which is outside of the 3 days discovery window.	Reviewer Comment (2025-08-12): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-08-07): SitusAMC received rebuttal, however receiving invoice is not valid reason for addition of fee. The fee should have been added within 3 days of when lender became aware of change. Cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-08-05): SitusAMC received rebuttal and COC, however 1004 is dated xxxxxx and fee added on xxxxxx CD which is not within 3 days. Please provide additional supporting document to verify when lender became aware of the change or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																08/12/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841264	xxxxxx	33980288	xxxxxx	07/23/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-18): Sufficient Cure Provided At Closing		07/18/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841264	xxxxxx	33980298	xxxxxx	07/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-07-25): SitusAMC received xxxxxx CD received 3 business days prior to consummation.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841264	xxxxxx	33980332	xxxxxx	07/23/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-07-23): Client elects to waive			07/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841264	xxxxxx	33980333	xxxxxx	07/23/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title policy not provided		Reviewer Comment (2025-07-25): Title search provided	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841264	xxxxxx	33980344	xxxxxx	07/23/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-07-25): Second AVM provided	07/25/2025			1	N/A	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841264	xxxxxx	33980345	xxxxxx	07/23/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-07-23): Client elects to waive. Two AVMs from separate companies were used for value. This is a CES loan.			07/23/2025	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841264	xxxxxx	34039952	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated xxxxxx disclosed an inaccurate APR of 9.84100% compared to the actual APR at consummation of 10.03800% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	SitusAMC received xxxxxx Initial CD. APR was disclosed at 9.841%. The next CD in file is the Final CD dated xxxxxx and reflects an APR of 10.105 which increased .264% and is greater than .125% and required a 3 business day waiting period prior to consummation. This CD issued on xxxxxx was wet signed on xxxxxx and was not allowed the 3 business day waiting period and timing was not met. Any interim CD's not provided that would have met the timing requirement should be provided.		Reviewer Comment (2025-07-29): SitusAMC received xxxxxx CD & xxxxxx CD	07/29/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841264	xxxxxx	34039953	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	SitusAMC received xxxxxx Initial CD. APR was disclosed at 9.841%. The next CD in file is the Final CD dated xxxxxx and reflects an APR of 10.105 which increased .264% and is greater than .125% and required a 3 business day waiting period prior to consummation. This CD issued on xxxxxx was wet signed on xxxxxx and was not allowed the 3 business day waiting period and timing was not met. Any interim CD's not provided that would have met the timing requirement should be provided.		Reviewer Comment (2025-07-28): SitusAMC received CD dated xxxxxx .	07/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	D	B	C	B	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841266	xxxxxx	33922305	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2025-07-22): Received Purchase Agreement. Exception cleared.	07/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841266	xxxxxx	33922309	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Property Seller, xxxxxx		Reviewer Comment (2025-07-22): Received Fraud and OFAC searches run on Property Seller, xxxxxx. Exception cleared.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841275	xxxxxx	33970514	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Business Purpose certificate is missing.		Reviewer Comment (2025-08-22): Received Business Purpose certificate. Exception cleared.	08/22/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841275	xxxxxx	33970597	xxxxxx	07/22/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	CPA letter is not dated. Per guidelines. CPA letter must be within 120 days.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-09-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-28): Received post close CPA letter. Provide CPA letter must be within 120 days. Exception remains. Reviewer Comment (2025-08-27): Received same CPA letter without date which was already in file. Provide CPA letter must be within 120 days. Exception remains. Reviewer Comment (2025-08-24): No new document was received. Provide the document as requested as per original conditions. Exception remains.			09/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841275	xxxxxx	33995072	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-28): Received Approval. Exception cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841275	xxxxxx	34004030	xxxxxx	07/22/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Properties owned > 6 months but< 12 months are limited to the lower of purchase price + doc improvements or appraised value. Lender utilized the higher appraised value. (Documented improvements were not provided).		Reviewer Comment (2025-08-21): Doc improvements provided which exceed appraised value.	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841275	xxxxxx	34004169	xxxxxx	07/22/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement, Lease Agreement, Other, Other, Other	Rental income utilized to qualify. 1) Lease Agreement not provided for Unit xxxxxx and Unit xxxxxx. 2) 2 months rent receipts not provided for Unit xxxxxx and xxxxxx 3) 2 months rent receipt for Unit xxxxxx not provided for lessee xxxxxx.	Reviewer Comment (2025-09-02): Received Lease agreement, 2 months or receipts, corrected 1003 and 1008. Exception cleared.

Reviewer Comment (2025-08-29): Received corrected 1003 reflecting only xxxxxx units are rented. 1. The file contains Lease agreement for xxxxxx and xxxxxx. Provide Lease agreement for xxxxxx unit. 2. The file contains rent receipt for xxxxxx, provide 2 months of rent receipt for other xxxxxx units.
3. Provide updated 1008. Exception remains.

Reviewer Comment (2025-08-24): No new document was received. Provide the document as requested as per original conditions. Exception remains.

Reviewer Comment (2025-08-20): Received same lease agreement that was already provided at the time of review. Please provide the documents as requested on the original condition. Exception remains.
															09/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841278	xxxxxx	33834202	xxxxxx	07/10/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: xxxxxx is missing.		Reviewer Comment (2025-07-14): Updated appraisal and CDA provided	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841278	xxxxxx	33845142	xxxxxx	07/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide evidence the primary residence on xxxxxx is free and clear.	Reviewer Comment (2025-08-04): Received Property History Report, LOE and corrected 1003 reflecting borrower living rent free. Exception cleared.

Reviewer Comment (2025-08-01): Requested document was not uploaded into clarity. Please provide document as requested on the comment dated xxxxxx . Exception remains.

Reviewer Comment (2025-07-28): Received Property History Report, Note and LOE from non-borrower that the borrower stay rent free. Provide the corrected 1003 as section 1a reflects borrower owns the property. Exception remains.

Reviewer Comment (2025-07-15): Property History Report reflects mortgage lien in amount of xxxxxx  dated xxxxxx that is in reflected on credit report. Please provide Satisfaction of mortgage to verify that lien has been released or provide 12-months mortgage payment history. Exception remains.
															08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841279	xxxxxx	34041869	xxxxxx	07/31/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage provided is insufficient in amount of $1,016,040.00. Please provide increased HOI coverage or Replacement Cost Estimator.		Reviewer Comment (2025-08-07): Received RCE. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841281	xxxxxx	33864694	xxxxxx	07/11/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-10): Client elects to waive			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841296	xxxxxx	33817894	xxxxxx	07/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title reflects 1 judgment and 1 tax lien found, however per the search, does not appear to be tied to the borrower. Provide supplement stating will not appear on final title or the clear final title.		Reviewer Comment (2025-07-14): Email from title that states item was omitted. Reviewer Comment (2025-07-07): A Supplemental Report or the TPOL is required to assure that these will not be on title.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841298	xxxxxx	33817963	xxxxxx	07/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title reflects 1 judgment and 1 tax lien found, however per the search, does not appear to be tied to the borrower. Provide supplement stating will not appear on final title or the clear final title.		Reviewer Comment (2025-07-14): Email from title stating items are omitted Reviewer Comment (2025-07-07): A Supplemental Report or TPOL is required to assure that these will not be on title.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841320	xxxxxx	34161916	xxxxxx	07/21/2025	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx Open Tradelines: 1 Open Tradelines: 0	The guidelines require 3 tradelines for each credit report. The credit reports reflect 2 tradelines for first guarantor and 1 tradeline for the second guarantor. Lender exception in file; however, no compensating factors were provided for review.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-30): Waived with compensating factors per lender exception approval.			07/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841341	xxxxxx	34003996	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The file is missing Business Purpose Certificate.		Reviewer Comment (2025-08-06): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-07-29): There is no evidence of consumer purpose therefore this is an investment business purpose loan. Provide the business purpose cert. If the loan is a consumer purpose investment, lender to provide an attestation and a full trid and ATR review will need to be completed which may result in multiple added conditions.	08/06/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841341	xxxxxx	34016980	xxxxxx	07/25/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-07): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-29): Please review the original condition. For wet states, the HOI effective date needs to be dated at or prior to closing; dry states only allow at disbursement. xxxxxx is a wet state.			08/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841540	xxxxxx	34175440	xxxxxx	07/17/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Insurance documents missing for xxxxxx		Reviewer Comment (2025-07-29): Provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841540	xxxxxx	34175441	xxxxxx	07/17/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Missing Insurance documents for xxxxxx.		Reviewer Comment (2025-07-29): provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841566	xxxxxx	34159876	xxxxxx	08/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-08-13): Received updated Fraud report including signor for the Seller. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841575	xxxxxx	34179750	xxxxxx	08/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file on delayed financing allows third party to wire funds to closing on behalf of the borrower. Third party bank statments show deposit/transfers from borrower used for closing, however Borrowers Bank statments are missing.	Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-14): The client elects to waive.			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841579	xxxxxx	33926504	xxxxxx	07/17/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-07-22): Updated HOI provided	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841579	xxxxxx	33958959	xxxxxx	07/17/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Provide the updated 1003. HUD-1 reflects the borrower sold his primary residence on xxxxxx on xxxxxx.	Reviewer Comment (2025-07-24): Corrected 1003 provided

Reviewer Comment (2025-07-22): There is no evidence of this. If the borrower has no ownership in the primary at xxxxxx then page 1 should reflect No Primary Housing.

Reviewer Comment (2025-07-22): Page 1 was updated reflecting the property on xxxxxx is owned for 1 month but information is not in REO section with any lien information.

Reviewer Comment (2025-07-21): Page 1 still reflects the borrower lives and owns the primary. Provide the updated 1003 as to where the borrower is currency living. Since no other owned properties, need to ensure the subject property did not become the xxxxxx property.
															07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841637	xxxxxx	33893880	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final xxxxxx)			Reviewer Comment (2025-07-13): Client elects to waive			07/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841637	xxxxxx	33893892	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-07-29): Received Fraud Report. Exception cleared. Reviewer Comment (2025-07-25): Requested document was not received. Received, Tax Certificate, E-Sign and Award Letter. Please provide Fraud Report. Exception remains.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841637	xxxxxx	33893896	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-08-05): Tax cert provided Reviewer Comment (2025-08-05): No new documents received. Please try uploading again. Reviewer Comment (2025-07-29): The tax cert provided is not acceptable as it is for vacant platted lot only. Reviewer Comment (2025-07-25): Received Tax certificate reflects the total tax for xxxxxx as xxxxxx. However, lender collected xxxxxx quarterly for tax payment. Exception remains. Reviewer Comment (2025-07-22): No new documents received. Please try uploading again.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841637	xxxxxx	33893979	xxxxxx	07/14/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $118,590.82 is less than Cash From Borrower $122,903.55.			Reviewer Comment (2025-07-30): Additional EMD deposit provided Reviewer Comment (2025-07-29): No new documents received. Please try uploading again. Reviewer Comment (2025-07-25): No new documents were received for this condition. In file only two EMD were verified - 1 for $7,500 and another for $8,523. If there is a third, provide for review.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841637	xxxxxx	33894069	xxxxxx	07/14/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-30): E-consent provided Reviewer Comment (2025-07-29): No new documents received. Please try uploading again. Reviewer Comment (2025-07-25): The e-consent provided is not dated. Need to know when consent was granted and it is for this transaction. Reviewer Comment (2025-07-22): No new documents or comments received. Please try uploading again.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841637	xxxxxx	33894092	xxxxxx	07/14/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-08-14): The client is accepting the Warranty of Completion of Construction signed by the xxxxxx and borrower, and the Certificate of Occupancy for proof that the xxxxxx is completed as to the xxxxxx. Reviewer Comment (2025-07-24): Occupancy cert does not clear this condition. The 442 for xxxxxx is required. Reviewer Comment (2025-07-22): No new documents or comments received. Please try uploading again.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841637	xxxxxx	33917330	xxxxxx	07/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Deposit	Investor guidelines require 1 month receipt of xxxxxx benefits.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-08-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-24): The xxxxxx letter was already provided at time of review. Please review the original condition. Investor guidelines require 1 month receipt of xxxxxx benefits.			08/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841637	xxxxxx	33917331	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-08-05): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-07-24): The xxxxxx letter was already provided at time of review. Please review the original condition. Investor guidelines require 1 month receipt of xxxxxx benefits.	08/05/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841637	xxxxxx	33917332	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-08-05): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-07-24): The xxxxxx letter was already provided at time of review. Please review the original condition. Investor guidelines require 1 month receipt of xxxxxx benefits.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841638	xxxxxx	33894070	xxxxxx	07/14/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Reviewer Comment (2025-08-12): The E-Sign Agreement was provided.

Reviewer Comment (2025-08-12): Received E-Sign Consent Agreement which is not dated or signed. Exception remains.

Reviewer Comment (2025-08-07): No new documents received. Please try uploading again.

Reviewer Comment (2025-07-29): No new documents received. Please try uploading again. Only 1 page was uploaded on xxxxxx

Reviewer Comment (2025-07-28): The document provided is not dated nor does it reflect for this transaction.

Reviewer Comment (2025-07-22): No new documents received. Please try uploading again.

Reviewer Comment (2025-07-21): The documented noted was not found. Please upload the document for review.
															08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841638	xxxxxx	33921627	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The AUS in file is dated post-close. Provide the pre-close AUS.		Reviewer Comment (2025-07-28): Preclose AUS provided Reviewer Comment (2025-07-22): No new documents received. Please try uploading again.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841638	xxxxxx	33921836	xxxxxx	07/14/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence properties are free and clear.	Reviewer Comment (2025-08-12): Evidence that the property was free & clear at origination was provided.

Reviewer Comment (2025-07-31): Received Property History Report for the property located at xxxxxx to verify property free and clear, however received HOI for the property located at xxxxxx cannot be considered to verify property is free and clear, since HOI policy often removes the mortgagee clause, therefore provide property history report. Exception remains.

Reviewer Comment (2025-07-22): Tax returns are not evidence of free and clear. Provide the property profile reports for each property or other supporting third party documentation for free and clear.
															08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841639	xxxxxx	33902531	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Property Inspection in file is dated xxxxxx which is dated prior to disaster end date of xxxxxx .		Reviewer Comment (2025-07-28): PDI received dated xxxxxx: No Damage Reviewer Comment (2025-07-22): No new documents received. Please try uploading again.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841639	xxxxxx	33921102	xxxxxx	07/14/2025	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx			Reviewer Comment (2025-07-14): Client elects to waive			07/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841640	xxxxxx	33908706	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final xxxxxx)			Reviewer Comment (2025-07-14): Client elects to waive			07/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841643	xxxxxx	33963086	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-07-24): Received Business Purpose Certificate. Exception cleared.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841643	xxxxxx	33963087	xxxxxx	07/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		BP Cert not provided		Reviewer Comment (2025-07-24): Received Business Purpose Certificate. Exception cleared.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841672	xxxxxx	33972804	xxxxxx	07/22/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	xxxxxx Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2025-08-04): Received executed disclosure, LOE to borrower and evidence of delivery to the borrower Reviewer Comment (2025-07-30): Disclosure is signed post-close by lender. To cure, LOE to borrower and evidence of delivery to borrower of the fully executed disclosure will be required.		08/04/2025		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841678	xxxxxx	33825103	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-17): Received Pre - approval letter. Exception cleared.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841678	xxxxxx	33825172	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full name not run for OFAC for borrower. xxxxxx was left off of last name.		Reviewer Comment (2025-07-17): Received OFAC search run for borrower. Exception cleared.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841678	xxxxxx	33845133	xxxxxx	07/09/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Last extension was xxxxxx . Loan closed xxxxxx . Provide evidence of additional extensions and updated payoff. Per payoff, demand expires the earlier of the maturity date xxxxxx or xxxxxx .	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-01): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-24): Per guidelines, the Note with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent. Therefore an extension agreement is required signed/dated by borrower and lender to acknowledge the changes. Exception remains. Reviewer Comment (2025-07-21): Received updated Payoff statement. However provide extension agreement. Exception remains.			08/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33878728	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-07-17): Articles provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33878730	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-07-17): COGS provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33878731	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-07-17): EIN provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33878733	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-07-17): OA proivded	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33878756	xxxxxx	07/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Loans secured by property located in the state of xxxxxx made to foreign principals, persons, and entities are to include one of the following Affidavits published by the xxxxxx: o Conveyances to Foreign Entities – By Individual Buyer o Conveyances to Foreign Entities – By Entity Buyer		Reviewer Comment (2025-08-04): Affidavit received Reviewer Comment (2025-07-31): Requested document was not provided, please provide document as requested on the comment dated xxxxxx . Exception remains. Reviewer Comment (2025-07-21): Received Citizenship Affidavit however initials not updated on Section 4. Also the document is not notarized. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33925900	xxxxxx	07/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-07-17): OA provided. Both owners on the loan.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841681	xxxxxx	33926432	xxxxxx	07/15/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $90,416.17 is less than Cash From Borrower $254,186.17.	Foreign account funds can only be used for reserves if not transferred to a xxxxxx bank or if the financial institution does not have xxxxxx branches / not xxxxxx insured.		Reviewer Comment (2025-07-30): Evidence of EMD provided Reviewer Comment (2025-07-17): The two wires provided dated xxxxxx were already included for funds to close. As noted, Foreign account funds can only be used for reserves if not transferred to a xxxxxx or if the financial institution does not have xxxxxx branches / not xxxxxx insured (xxxxxx. Wire Out of xxxxxx exceeds last statement balance. 0% usability.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841752	xxxxxx	34018307	xxxxxx	07/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-30): Received Eligibilty Review document with Conditions. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841770	xxxxxx	33875681	xxxxxx	07/11/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-11): Client elects to waive			07/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841770	xxxxxx	33875797	xxxxxx	07/11/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Business tax returns are not signed and dated by the borrower.		Reviewer Comment (2025-07-16): Signed and dated business return provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841770	xxxxxx	33875826	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	The Survey Fee was not disclosed on the initial Loan Estimate and was charged $375.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-07-15): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		07/15/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841770	xxxxxx	33875885	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Note, Mortgage, 1003, Title Final reflects city name as xxxxxx. All other documents reflects city name as xxxxxx.	Reviewer Comment (2025-08-06): All the credit docs were received.

Reviewer Comment (2025-08-02): Received corrected appraisal and CDA. Pending receipt of the updated HOI as the previous document was the cert of liability and the cert of liability was submitted again.

Reviewer Comment (2025-07-22): The only item provided was the 1007 which is not for the subject property. Please review the comments on 7/17: Received updated flood cert. The most recent appraisal we have in file has a completion date of xxxxxx. This appraisal will need to be corrected. An earlier dated appraisal is not acceptable that notes the correct city. The HOI provided is the cert of liability only. The dwelling HOI will need to be provided and updated. Also, pending update of the CDA as well.

Reviewer Comment (2025-07-17): Received updated flood cert. The most recent appraisal we have in file has a completion date of xxxxxx. This appraisal will need to be corrected. An earlier dated appraisal is not acceptable that notes the correct city. The HOI provided is the cert of liability only. The dwelling HOI will need to be provided and updated. Also, pending update of the CDA as well.

Reviewer Comment (2025-07-14): The document provided is not acceptable. All addresses must match.
															08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841770	xxxxxx	33876636	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business tax returns are not signed and dated by the borrower.		Reviewer Comment (2025-07-16): Signed and dated business return provided	07/16/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841770	xxxxxx	33876638	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business tax returns are not signed and dated by the borrower.		Reviewer Comment (2025-07-16): Signed and dated business return provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841770	xxxxxx	33904367	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	COC stated desk review added. CU pulled with a 4.1 score on 3.13, however fee was not disclosed until xxxxxx which is > 3 days from discovery.		Reviewer Comment (2025-07-18): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-15): SitusAMC Received Corrected PCCD, LOE and Proof of Mailing; however, Copy of refund check $255 not provided and FedEx tracking shows label created. Also, PCCD should reflect Lender credit and Cure amount under section J as $630 instead of $255. Kindly provide below documents in order to cure this exception. 1) Proof Mailing. 2) Copy of Refund Check $255 3) Corrected PCCD and LOE reflecting Lender Cure and Lender Credit amount as $630.		07/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841770	xxxxxx	33904368	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,040.00 exceeds tolerance of $950.00. Insufficient or no cure was provided to the borrower. (7506)	COC states appraisal fee increased due to complexity. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-07-18): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-15): SitusAMC Received Corrected PCCD, LOE and Proof of Mailing; however, Copy of refund check $255 not provided and FedEx tracking shows label created. Also, PCCD should reflect Lender credit and Cure amount under section J as $630 instead of $255. Kindly provide below documents in order to cure this exception. 1) Proof Mailing. 2) Copy of Refund Check $255 3) Corrected PCCD and LOE reflecting Lender Cure and Lender Credit amount as $630.		07/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841781	xxxxxx	34139143	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $675 on the initial Loan Estimate to $700.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2025-08-19): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-08-14): SitusAMC received CD,LOX,Copy of refund check and proof of mailing. However, the provided CD is missing page 1. Kindly provide complete copy of Post CD in order to cure the exception.		08/19/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841782	xxxxxx	33867635	xxxxxx	07/14/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-07-17): Received CDA. Exception cleared.	07/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	841782	xxxxxx	33909798	xxxxxx	07/14/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide the RCE.	Reviewer Comment (2025-08-13): Received RCE. Exception cleared.

Reviewer Comment (2025-08-07): Received RCE does not contain the property address for which property the Estimated Replacement Cost was calculated. Exception remains.

Reviewer Comment (2025-07-28): The RCE must be within 1 year of closing. Also, the LOE states coverage up to $1,022.275 which is not 80% of the estimated cost new.

Reviewer Comment (2025-07-24): The RCE provided is > 1 year old. RCE's calculated value must be dated within 1 year.

Reviewer Comment (2025-07-17): The document provided is an expired HOI with lesser coverage than the updated policy. As noted, provide the RCE.
															08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	841782	xxxxxx	33917061	xxxxxx	07/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per 1008, Unit's on appraisals and lease agreements. subject consists of xxxxxx units vs. xxxxxx units. Provide the updated appraisal.		Reviewer Comment (2025-08-05): Received updated appraisal. Exception cleared.	08/05/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	841782	xxxxxx	33917062	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-07-28): Received Business Search within 120 days of closing. Exception cleared. Reviewer Comment (2025-07-24): The COGS provided does not have a pull date. Must be within 120 days of closing.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	841804	xxxxxx	34075544	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided	Provide senior lien Note and senior lien Mortgage Statement for the subject property.	Reviewer Comment (2025-08-29): FTP provided with correct senior lien recorded

Reviewer Comment (2025-08-27): The incorrect and correct prelims are dated and time stamped the same. There is no indication of which was provided last. As noted on xxxxxx, provide the final title policy to ensure the correct senior lien mortgage was recorded.

Reviewer Comment (2025-08-22): The email is not sufficient. The final title will need to be provided with the correct senior lien recorded. xxxxxx is not a typo.

Reviewer Comment (2025-08-18): Received Original Senior Lien Note in amount of xxxxxx, modification agreement in amount of xxxxxx, however Title reflects mortgage in amount of xxxxxx. Therefore, provide modification agreement if there is an another modification. Exception remains.

Reviewer Comment (2025-08-13): Received Note for senior lien with loan amount xxxxxx. However on Title loan amount is reflecting as xxxxxx. Provide modification agreement. Exception remains.

Reviewer Comment (2025-08-07): Received Note which was already in file. Provide senior lien Note (xxxxxx) for the subject property. Exception remains.

Reviewer Comment (2025-08-06): Received Mortgage Statement. Pending receipt of senior lien Note. Exception remains.
															08/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841804	xxxxxx	34076041	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-04): Client elects to waive			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841804	xxxxxx	34076043	xxxxxx	08/04/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-29): FTP provided	08/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841804	xxxxxx	34097352	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $180,632.78 is over disclosed by $90.00 compared to the calculated Amount Financed of $180,542.78 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Amount Financed shown as $180,632.78 but calculated amount is $180,542.78. Variance of $90.00.		Reviewer Comment (2025-08-05): SitusAMC received PCCD.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841804	xxxxxx	34097353	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $324,211.50 is under disclosed by $90.00 compared to the calculated Finance Charge of $324,301.50 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance Charge is shown as $324,211.50 but calculated amount is $324,301.50. Variance of -$90.00.		Reviewer Comment (2025-08-05): SitusAMC received PCCD.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841821	xxxxxx	34022913	xxxxxx	07/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement, however no credit documents were provided for this individual.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-04): Client elects to waive with verified compensation factors			08/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841821	xxxxxx	34061044	xxxxxx	07/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-07-31): Received Certificate of Good Standing. Exception cleared.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841865	xxxxxx	33959126	xxxxxx	07/17/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First time investors must own a primary residence for at least 1-year. Borrower is living rent free with both the property profile report and fraud report reflecting no vested interest.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-22): D0239 is for the borrower's primary residence. The mortgages are released and the current owner reflect the non-borrower as a married man which indicates our borrower no longer has interest in the primary residence. Reviewer Comment (2025-07-21): A 1008 does not clear this condition. Please provide the property profile reports / deeds reflecting ownership interest in the additional investment properties for 1+ years within the past 36 months.			07/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841881	xxxxxx	34089854	xxxxxx	08/04/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The provided LOE for the property confirming the property is free & clear is insufficient. Provide supporting documents to verify the property is free & clear. Note: As per the guidelines, any REO listed on the application owned free & clear requires a Property Profile Report or similar document.		Reviewer Comment (2025-08-06): Received Tax Certificate and Property History to verify property free and clear. Exception cleared.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841881	xxxxxx	34134045	xxxxxx	08/04/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor exception to allow use of appraised value instead of previous purchase price + improvements. Borrower has been on title for less than 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-04): Client elects to waive with verified compensation factors			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841884	xxxxxx	34100929	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.20539% or Final Disclosure APR of 9.21200% is equal to or greater than the threshold of APOR 6.75% + 1.5%, or 8.25000%. Non-Compliant Higher Priced Mortgage Loan.	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-08-07): Appraisal delivery provided	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841884	xxxxxx	34100930	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-08-07): Appraisal delivery provided	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841884	xxxxxx	34100938	xxxxxx	08/05/2025	Compliance	Compliance	State Compliance	State Defect	(xxxxxx 50(a)(6)) xxxxxx Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	xxxxxx Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2025-08-14): The Lender signed Acknowledgment of Fair Market Value of xxxxxx Property was provided.	08/14/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841884	xxxxxx	34100968	xxxxxx	08/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-08-05): Client elects to waive. 442 provided dated xxxxxx : No Damage			08/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841884	xxxxxx	34101082	xxxxxx	08/05/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-08-07): Updated title commitment with email provided	08/07/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841884	xxxxxx	34141325	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC states an inspection fee was added due to appraisal subject to, however appraisal is as-is.	Reviewer Comment (2025-08-19): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-08-15): SitusAMC Received email confirmation does not state borrower received the copy of check. Provide Confirmation from borrower side showing copy of check is received.

Reviewer Comment (2025-08-12): Situsamc Received Corrected PCCD, LOE and Refund Check; however, provide proof of Mailing or Confirmation from borrower side that check has been received.

Reviewer Comment (2025-08-08): SitusAMC received PCCD, missing copy of refund check, proof of mailing & LOE. Please provide copy of refund check, proof of mailing & LOE to cure the exception.
																08/19/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841920	xxxxxx	34006146	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Prior to transfer at closing, loan was vested in a Trust. Provide the Trust Agreement.		Reviewer Comment (2025-07-30): Received Trust Agreement. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841920	xxxxxx	34006148	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-07-30): Received Note Addendum - Prepayment. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	841920	xxxxxx	34006205	xxxxxx	07/25/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-30): FTP provided	07/30/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841920	xxxxxx	34020644	xxxxxx	07/25/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-07-30): FTP provided	07/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841920	xxxxxx	34030141	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final Settlement Statement in file is not signed / stamped certified by title.		Reviewer Comment (2025-07-30): Final stamped settlement statement provided	07/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841980	xxxxxx	33838995	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-11): The condition cannot be waived. The individual owning 100% of the company has no bearing on this document as it is required per guidelines. Reviewer Comment (2025-07-11): 1008 provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841980	xxxxxx	33838996	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-07-18): Received Guarantor Agreement. Exception cleared. Reviewer Comment (2025-07-11): Condition cannot be waived as this is a guidelines requirement and the borrower owning 100% of the business has no bearing on this.	07/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	841998	xxxxxx	34019120	xxxxxx	07/29/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects xxxxxx under address vs Note does not have any unit number.		Reviewer Comment (2025-08-05): Updated flood cert provided Reviewer Comment (2025-08-04): The same flood cert was provided that was previously provided. Please review the original condition. Flood Certificate reflects xxxxxx under address vs Note does not have any unit number.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841998	xxxxxx	34019174	xxxxxx	07/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2025-08-07): Received Fraud and OFAC searches run on Seller, xxxxxx. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841998	xxxxxx	34019257	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE's in file are dated post close. Guidelines require VVOE's dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date.		Reviewer Comment (2025-08-19): Loan is Non-QM. Reviewer Comment (2025-08-07): Received xxxxxx is dated post closing. However per guidelines VVOE's must be dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date for xxxxxx. Exception remains. Reviewer Comment (2025-08-04): TWN provided for xxxxxx received dated within 10 days prior to closing. TWN for xxxxxx is dated post-close and not acceptable as the guidelines require the VOE to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.	08/19/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841998	xxxxxx	34019259	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	VVOE's in file are dated post close. Guidelines require VVOE's dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date.	Reviewer Comment (2025-08-19): Paystub for xxxxxx dated within 30 days prior to closing provided which meets guideline requirements.

Reviewer Comment (2025-08-07): Received xxxxxx is dated post closing. However per guidelines VVOE's must be dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date for xxxxxx. Exception remains.

Reviewer Comment (2025-08-04): TWN provided for xxxxxx received dated within 10 days prior to closing. TWN for xxxxxx is dated post-close and not acceptable as the guidelines require the VOE to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.
															08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841998	xxxxxx	34019294	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-15,750.00 exceeds tolerance of $-18,000.00. Insufficient or no cure was provided to the borrower. (9300)	The Lender Credit Fee decreased from $18,000.00 on the Loan Estimate dated xxxxxx to $15,750.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2025-08-07): SitusAMC received a valid COC. Reviewer Comment (2025-08-06): SitusAMC received COC and rebuttal, however we require additional information on when the exception was granted. Please provide additional supporting to verify the timeline of when became aware of the change.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841998	xxxxxx	34066387	xxxxxx	07/29/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx VVOE - Employment Only VVOE - Employment Only	VVOE's in file are dated post close. Guidelines require VVOE's dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date.	Reviewer Comment (2025-08-19): Paystub for xxxxxx dated within 30 days prior to closing provided which meets guideline requirements.

Reviewer Comment (2025-08-07): Received xxxxxx is dated post closing. However per guidelines VVOE's must be dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date for xxxxxx. Exception remains.

Reviewer Comment (2025-08-04): TWN provided for xxxxxx received dated within 10 days prior to closing. TWN for xxxxxx is dated post-close and not acceptable as the guidelines require the VOE to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.

Reviewer Comment (2025-08-04): Received VVOE after the close date which is xxxxxx (Verified on), please provide VVOE on or before closing date xxxxxx for the co-borrower xxxxxx & Employer "xxxxxx". Exception remains.
															08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841998	xxxxxx	34066415	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE's in file are dated post close.	Reviewer Comment (2025-08-19): Paystub for xxxxxx dated within 30 days prior to closing provided which meets guideline requirements.

Reviewer Comment (2025-08-07): Received xxxxxx is dated post closing. However per guidelines VVOE's must be dated within 10 days prior to the Note date or a paystub dated within 30 days prior to the Note date for xxxxxx. Exception remains.

Reviewer Comment (2025-08-04): TWN provided for xxxxxx received dated within 10 days prior to closing. TWN for xxxxxx is dated post-close and not acceptable as the guidelines require the VOE to be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.
															08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842029	xxxxxx	34173138	xxxxxx	08/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,169.00 exceeds tolerance of $325.00 plus 10% or $357.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-08-08): Sufficient Cure Provided At Closing		08/08/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842029	xxxxxx	34173149	xxxxxx	08/13/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client CES guidelines full appraisal is not required	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-13): The client elects to waive. The LTV is calculated using a drive-by appraisal and a desk review. This is a CES loan.			08/13/2025	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842045	xxxxxx	33961637	xxxxxx	07/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use appraised value. Rate and term refi of rehab loan. Purchase price + improvements = approx $ xxxxxx. Appraised at xxxxxx. Borrower bringing in xxxxxx to close and DSCR is stabilized at 1.031 using 1007 market rent.	Borrower's Experience/Track Record. The borrower has 10 Years of Experience. Currently holds 11 Properties and has completed 11 Properties. $36,618.41 in available reserves	Reviewer Comment (2025-07-15): Client elects to downgrade and waive based on the following compensating factors: Seasoned Borrower/Investor whose experience exceeds 10 completed projects Borrower is bringing $6500 to closing, DSCR is stabilized at 1.031 using 1007 market rent.			07/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842048	xxxxxx	34061511	xxxxxx	07/16/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2025-07-21): Provided and cleared	07/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842048	xxxxxx	34061512	xxxxxx	07/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination for using appraised value rather than purchase price as seasoning is less than 12 months. Purchased property xxxxxx 24. compensating factors: borrower has 10 months reserves, FICO.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-16): Client elects to waive and downgrade based on the following compensating factors: Borrower has more than 10 months reserves Guidelines Representative FICO: 600 Representative FICO: 659			07/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842050	xxxxxx	33893997	xxxxxx	06/24/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. shortfall of xxxxxx		Reviewer Comment (2025-07-03): Cleared with policy stating insured at replacement cost	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842053	xxxxxx	33835908	xxxxxx	06/26/2025	Credit	Guideline	Guideline Issue	Guideline	Guideline Requirement: Interest Only feature not permitted.		Exception request to allow 80% LTV with IO - borrower has excellent credit, strong liquated reserves after closing (24 months). Six months reserve required. DSCR 1 updated on rate sheet.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-26): Client elects to downgrade and waive with the following compensating factors: Reserves: 32.62 Guideline Requirement: 6.00 Representative FICO 709 Guideline Requirement 680			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842055	xxxxxx	34108489	xxxxxx	06/20/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-07-16): Provided and cleared.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108490	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Missing leases for investment properties, using 75% of rental income amounts off 1003 yields DTI higher than guideline max.		Reviewer Comment (2025-06-25): Leases provided and cleared.	06/25/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108491	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Missing form 1007/1025 or lease for this property		Reviewer Comment (2025-06-25): Leases provided and cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108492	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Missing form 1007/1025 or lease for this property		Reviewer Comment (2025-06-25): Leases provided and cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108493	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Missing form 1007/1025 or lease for this property		Reviewer Comment (2025-06-25): Leases provided and cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108495	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 50.51788% and based on 1026.43(c)(5) of 50.52% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Missing leases for investment properties, using 75% of rental income amounts off 1003 yields DTI higher than guideline max.		Reviewer Comment (2025-06-25): Leases provided and cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108496	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing leases for investment properties, using 75% of rental income amounts off 1003 yields DTI higher than guideline max.		Reviewer Comment (2025-06-25): Leases provided and cleared.	06/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108497	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $115,485.93 is under disclosed by $1,010,000.00 compared to the calculated total of payments of $1,125,485.93 which exceeds the $100.00 threshold. (Final xxxxxx)	Corrected on PCCD, in order to cure please provide the following: Letter of Explanation, Proof of Delivery, and Refund check for underdisclosed equivalent amount.		Reviewer Comment (2025-07-29): After further review, exception cleared.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108499	xxxxxx	06/20/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.16277% exceeds Guideline total debt ratio of 50.00000%.	Missing leases for investment properties, using 75% of rental income amounts off 1003 yields DTI higher than guideline max.	Reviewer Comment (2025-07-29): Debt clarification received and DTI now in line, cleared.

Reviewer Comment (2025-07-17): xxxxxx rent updated using 75% of $2400 and DTI is still at 53%.  Please provide complete REO costs/rental income breakdown as we're still unsure how you're getting your numbers.

Reviewer Comment (2025-07-17): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 56.31520% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-07-16): DTI is at 56% using 75% of $1400/mo. rent on xxxxxx prop.  Not within guidelines.  Please provide full DTI breakdown on how you're at 48%.

Reviewer Comment (2025-06-25): Only received 1 lease for xxxxxx property, from xxxxxx.  $1400/mo. rent reflected vs. $3509/mo. listed/used on 1003.  DTI now significantly exceeds guideline max.

Reviewer Comment (2025-06-25): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 50.51788% exceeds Guideline total debt ratio of 50.00000%.
															07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108500	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing leases for investment properties, using 75% of rental income amounts off 1003 yields DTI higher than guideline max.		Reviewer Comment (2025-07-29): Debt clarification received, and DTI is now in line and cleared. Loan is Non-QM Reviewer Comment (2025-07-16): DTI is at 56% using 75% of $1400/mo. rent on xxxxxx prop. Not within guidelines. Please provide full DTI breakdown on how you're at 48%. Reviewer Comment (2025-06-25): Only received 1 lease for xxxxxx property, from xxxxxx. $1400/mo. rent reflected vs. $3509/mo. listed/used on 1003. DTI now significantly exceeds guideline max.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108501	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	NEW EXCEPTION: Only received 1 lease for xxxxxx property, from xxxxxx. $1400/mo. rent reflected vs. $3509/mo. listed/used on 1003. DTI now significantly exceeds guideline max.		Reviewer Comment (2025-07-29): Debt clarification received and DTI now in line, cleared. Reviewer Comment (2025-07-17): xxxxxx rent updated using 75% of $2400 and DTI is still at 53%. Please provide complete REO costs/rental income breakdown as we're still unsure how you're getting your numbers.	07/29/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842055	xxxxxx	34108502	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 56.31520% and based on 1026.43(c)(5) of 56.32% significantly exceed the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)	NEW EXCEPTION: Only received 1 lease for xxxxxx property, from xxxxxx. $1400/mo. rent reflected vs. $3509/mo. listed/used on 1003. DTI now significantly exceeds guideline max.		Reviewer Comment (2025-07-29): Debt clarification received and DTI now in line, cleared. Reviewer Comment (2025-07-17): xxxxxx rent updated using 75% of $2400 and DTI is still at 53%. Please provide complete REO costs/rental income breakdown as we're still unsure how you're getting your numbers. Reviewer Comment (2025-07-16): DTI is at 56% using 75% of $1400/mo. rent on xxxxxx prop. Not within guidelines. Please provide full DTI breakdown on how you're at 48%.	07/29/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842063	xxxxxx	33835904	xxxxxx	06/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment is missing in the file.		Reviewer Comment (2025-07-01): Prepayment Rider provided, exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	842063	xxxxxx	33835905	xxxxxx	06/26/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was requested to vest in entity in which 80% / 20% ownership with only the 80% owner guaranteeing the loan.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-26): Client elects to downgrade and waive with the following compensating factors: Guidelines Representative FICO: 680 Representative FICO: 764 Representative reserves 6 months Guidelines requirement 0			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842069	xxxxxx	33946135	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception: Exception to use value over purchase price for recent purchase less than 12 months, comp factors are FICO / Cash in transaction / nice collateral - improvements made to property.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-07-11): Client elects to downgrade and waive with the following compensating factors: Borrower FICO 715 Required Guideline FICO 680 Borrower has $719,256.59 in total funds.			07/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842317	xxxxxx	33962157	xxxxxx	07/22/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2025-08-15): Received RCE. Exception cleared. Reviewer Comment (2025-07-25): As noted on xxxxxx: The LOE is not sufficient. We need to know what the replacement cost is determine adequate coverage. Provide the RCE or investor can elect to waive with verified compensation factors. Reviewer Comment (2025-07-24): The LOE is not sufficient. We need to know what the replacement cost is determine adequate coverage. Provide the RCE.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842339	xxxxxx	33972830	xxxxxx	07/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Subject property mortgages not reporting on credit for the second lien. VOM, Payoff and cancelled checks provided. Pending receipt of Note or most recent mortgage statement (first lien not reported on credit has all docs in file).		Reviewer Comment (2025-08-05): Received second lien Note. Exception cleared. Reviewer Comment (2025-07-30): Received Note is not for subject property, the document requested is for Note or Mortgage Statement for the second lien on the subject property. Exception remains.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	842339	xxxxxx	33972872	xxxxxx	07/24/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects unit numbers vs. all other documents which do not.		Reviewer Comment (2025-07-29): Updated HOI provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	842339	xxxxxx	33972898	xxxxxx	07/24/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-07-29): Received Secondary valuation. Exception cleared.	07/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	842375	xxxxxx	33973968	xxxxxx	07/21/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Matrix states age of documents as 90 days and guidelines state 120 days.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Client elects to waive with verified compensation factors			07/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842411	xxxxxx	34274091	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal dated xxxxxx missing evidence of receipt.		Reviewer Comment (2025-08-19): Client elects to waive. Reviewer Comment (2025-08-08): Revised Appraisal report dated xxxxxx was not delivered within 3 business days of closing. The closing date is xxxxxx and report date is same. Exception remains.			08/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274092	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.97521% or Final Disclosure APR of 10.03700% is equal to or greater than the threshold of APOR 6.67% + 2.5%, or 9.17000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 9.97521% or Final Disclosure APR of 10.03700% is equal to or greater than the threshold of APOR 6.67% + 2.5%, or 9.17000%. Non-Compliant Higher Priced Mortgage Loan.		Reviewer Comment (2025-08-08): Delivery evidence received for preliminary and revised appraisal.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274093	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal dated xxxxxx missing evidence of receipt.		Reviewer Comment (2025-08-08): Delivery evidence received for preliminary and revised appraisal.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274094	xxxxxx	08/04/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.76 is less than Guideline PITIA months reserves of 12.00.	12 months required reserves not provided in file.		Reviewer Comment (2025-08-08): Received recent matrix and reserve requirements, exception cleared.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274095	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	ATR risk due to missing asset documentation: 12 months required reserves not provided in file.		Reviewer Comment (2025-08-08): Received recent matrix and reserve requirements, exception cleared.	08/08/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274096	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR risk due to missing asset documentation: 12 months required reserves not provided in file.		Reviewer Comment (2025-08-08): Received recent matrix and reserve requirements, exception cleared.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274097	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL HPML Appraisal Not Obtained Prior to Closing Test	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.	Verification appraisal was delivered to borrower was not provided.		Reviewer Comment (2025-08-08): Delivery evidence received for preliminary and revised appraisal.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842411	xxxxxx	34274099	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Revised Appraisal report dated xxxxxx was not delivered within 3 business days of closing.		Reviewer Comment (2025-08-19): Client elects to waive.			08/19/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842419	xxxxxx	34153173	xxxxxx	08/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-08-14): Received UCDP with CU Score of 1. Exception cleared.	08/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	A	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	842432	xxxxxx	34062250	xxxxxx	08/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Investor Exception in file to consider Ledger in lieu of VOR.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-01): Client elects to waive with verified compensation factors			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842432	xxxxxx	34062367	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-450.00. Insufficient or no cure was provided to the borrower. (9300)	The Lender Credits decreased from $450.00 on the Loan Estimate dated xxxxxx to $0.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-08-18): SitusAMC received rebuttal and valid COC dated xxxxxx

Reviewer Comment (2025-08-11): SitusAMC As per rebuttal comment on xxxxxx exception for VOR was raised on xxxxxx and granted on xxxxxx . The discount point and lender credit changed on xxxxxx which is outside 3 days timeline. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-08-07): SItusAMC received rebuttal comment as per which the program was changed on xxxxxx but the changes disclosed on xxxxxx after confirmation received from borrower. However, COC dated xxxxxx does not shows the reason for program change. Please provide more information regarding borrower confirmation to validate the timeline for COC or cure would be required.

Reviewer Comment (2025-08-04): SitusAMC Received COC dated xxxxxx states VOR exception; however, require additional information along with supporting documents why VOR exception was raised and when lender became aware of the change. Provide supporting documents showing when exception was approved or provide cure docs. Cure docs consist of PCCD, LOE, Refund check and proof of Mailing.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842432	xxxxxx	34062368	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee increased from $0.00 on the initial Loan Estimate to $450.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-08-18): SitusAMC received COC Dated xxxxxx

Reviewer Comment (2025-08-11): SitusAMC As per rebuttal comment on xxxxxx exception for VOR was raised on xxxxxx and granted on xxxxxx . The discount point and lender credit changed on xxxxxx which is outside 3 days timeline. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-08-07): SItusAMC received rebuttal comment as per which the program was changed on xxxxxx but the changes disclosed on xxxxxx after confirmation received from borrower. However, COC dated xxxxxx does not shows the reason for program change. Please provide more information regarding borrower confirmation to validate the timeline for COC or cure would be required.

Reviewer Comment (2025-08-04): SitusAMC Received COC dated xxxxxx states VOR exception; however, require additional information along with supporting documents why VOR exception was raised and when lender became aware of the change. Provide supporting documents showing when exception was approved or provide cure docs. Cure docs consist of PCCD, LOE, Refund check and proof of Mailing.
															08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842452	xxxxxx	34022934	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $132.00 exceeds tolerance of $118.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-23): Sufficient Cure Provided At Closing		07/23/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842452	xxxxxx	34022941	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-07-31): SitusAMC received CDs.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842452	xxxxxx	34022943	xxxxxx	07/29/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2025-07-30): Title search provided	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842452	xxxxxx	34022985	xxxxxx	07/29/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-28): Client elects to waive. Two AVMs from separate companies were used for value. This is a CES loan.			07/28/2025	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842452	xxxxxx	34067415	xxxxxx	07/29/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage history for xxxxxx REO DLA xxxxxx. Supplement states institutional refused to provide updated history.		Reviewer Comment (2025-08-12): Even though the credit report has DLA of xxxxxx the payments are through 5/25, and a xxxxxx statement was provided to show the current activity. Reviewer Comment (2025-08-05): The same documents were provided that were in file at time of review. Dat4e of Report is not the date of last activity. The DLA is xxxxxx. Need current mortgage history per guidelines.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842452	xxxxxx	34067789	xxxxxx	07/29/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	1) VVOE for xxxxxx is dated > 10 days prior to the Note date 2) The VVOE for xxxxxx is dated post close. All VVOE's must be within 10 days prior to the Note date or a paystub provided dated within 30 days prior to the Note date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-05): Client elects to waive with verified compensation factors

Reviewer Comment (2025-08-04): VVOE for xxxxxx is dated post close and the VVOE for xxxxxx is dated > 10 days prior to closing and additional VVOE's provided at time review post close. VVOE's need to be dated within 10 days prior to closing or a paystub provided within 30 days prior to closing

Reviewer Comment (2025-07-30): The same VVOE's were provided that were in file at time of review. VVOE for xxxxxx is > 10 days prior to closing and the VVOE for xxxxxx is dated > 10 days prior to closing and additional VVOE's provided at time review post close. VVOE's need to be dated within 10 days prior to closing or a paystub provided within 30 days prior to closing
																	08/05/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842452	xxxxxx	34067817	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	1) VVOE for xxxxxx is dated > 10 days prior to the Note date 2) The VVOE for xxxxxx is dated post close. All VVOE's must be within 10 days prior to the Note date or a paystub provided dated within 30 days prior to the Note date.	Reviewer Comment (2025-08-05): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-08-04): VVOE for xxxxxx is dated post close and the VVOE for xxxxxx is dated > 10 days prior to closing and additional VVOE's provided at time review post close. VVOE's need to be dated within 10 days prior to closing or a paystub provided within 30 days prior to closing

Reviewer Comment (2025-07-30): The same VVOE's were provided that were in file at time of review. VVOE for xxxxxx is > 10 days prior to closing and the VVOE for xxxxxx is dated > 10 days prior to closing and additional VVOE's provided at time review post close. VVOE's need to be dated within 10 days prior to closing or a paystub provided within 30 days prior to closing
															08/05/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842452	xxxxxx	34067818	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	1) VVOE for xxxxxx is dated > 10 days prior to the Note date 2) The VVOE for xxxxxx is dated post close. All VVOE's must be within 10 days prior to the Note date or a paystub provided dated within 30 days prior to the Note date.	Reviewer Comment (2025-08-05): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-08-04): VVOE for xxxxxx is dated post close and the VVOE for xxxxxx is dated > 10 days prior to closing and additional VVOE's provided at time review post close. VVOE's need to be dated within 10 days prior to closing or a paystub provided within 30 days prior to closing

Reviewer Comment (2025-07-30): The same VVOE's were provided that were in file at time of review. VVOE for xxxxxx is > 10 days prior to closing and the VVOE for xxxxxx is dated > 10 days prior to closing and additional VVOE's provided at time review post close. VVOE's need to be dated within 10 days prior to closing or a paystub provided within 30 days prior to closing
															08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842454	xxxxxx	34180537	xxxxxx	08/15/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 is missing.		Reviewer Comment (2025-08-15): The client elects to waive.			08/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842454	xxxxxx	34180676	xxxxxx	08/15/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address includes xxxxxx and the Note does not.		Reviewer Comment (2025-08-22): Updated HOI provided	08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842454	xxxxxx	34180704	xxxxxx	08/15/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Policy amount is missing.		Reviewer Comment (2025-08-22): Received Title Supplement report with coverage amount. Exception cleared.	08/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842454	xxxxxx	34180711	xxxxxx	08/15/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-08-22): E-consent provided	08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842454	xxxxxx	34243799	xxxxxx	08/19/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds.	LOE in file from borrower states that they intend to occupy one of the xxxxxx units as their primary residence.		Reviewer Comment (2025-08-22): Client elects to waive Reviewer Comment (2025-08-22): Business purpose loan supported.			08/22/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842460	xxxxxx	34139829	xxxxxx	08/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 current address reflects as no primary housing expense. However, subject property is refinance of primary residence.		Reviewer Comment (2025-08-15): Received corrected 1003. Exception cleared.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842460	xxxxxx	34141777	xxxxxx	08/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		One policy shows address as xxxxxx and the other shows xxxxxx xxxxxx Note just shows xxxxxx.		Reviewer Comment (2025-08-19): Address affidavit provided as well as the appraisal pick also verifies these address on the units.	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842576	xxxxxx	34027866	xxxxxx	07/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: xxxxxx	Subject transaction is Refinance of Primary Property. However on Co-Borrower's Declaration (Section 5 A) "Will you occupy the property as your primary residence?" is checked as No. Provide the corrected 1003.		Reviewer Comment (2025-08-06): Received corrected 1003. Exception cleared. Reviewer Comment (2025-08-04): Please review the final 1003 for Sue. The dec page says No to will you occupy as primary residence. Provide the updated 1003.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842576	xxxxxx	34034606	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	No mortgage is being paid off. H-8 should have been utilized.		Reviewer Comment (2025-08-13): The corrected RTCs were provided. Reviewer Comment (2025-08-07): The E-Consent Agreement is not the docusign to support the borrower's e-signed the disclosures. Provide the docusign and LOE to borrowers. Reviewer Comment (2025-08-04): Received corrected RTC's re-opening rescission after closing. Docsigns are required for all parties since RTC's are esigned as well as LOE to borrowers.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842576	xxxxxx	34097987	xxxxxx	07/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		YTD income is not within 10% of 2024 income. (YTD income $5,110.76, 2024 income $6,605.64 - Both include 10% expense factor)	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-08-04): Client elects to waive with verified compensation factors			08/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842576	xxxxxx	34098495	xxxxxx	07/30/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 691 is less than Guideline representative FICO score of 720.	Minimum for CES xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-08-04): Client elects to waive with verified compensation factors			08/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842576	xxxxxx	34098642	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $658.48 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	COC provided does not give a valid reason for additional of free.		Reviewer Comment (2025-08-06): SiusAMC received valid COC dated xxxxxx	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842620	xxxxxx	34164471	xxxxxx	08/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-08-18): Received Credit Report Gap. Exception cleared.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842620	xxxxxx	34164505	xxxxxx	08/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Deposit Receipt	Provide two (2) months of proof of the receipt of rental income for property xxxxxx. The deposits must be to a separate bank account.	Reviewer Comment (2025-08-27): Received two (2) months of proof of the receipt of rental income. Exception cleared.

Reviewer Comment (2025-08-25): Received extension of lease, however received statement from cash app unable to identify the rental income since the amount does not match with the lease agreement, therefore provide the rental statement from the management company. Exception remains.

Reviewer Comment (2025-08-22): Received same deposit receipt which was already in file for the subject property. Provide deposits of rent from xxxxxx for property xxxxxx. Exception remains.

Reviewer Comment (2025-08-20): Received deposit receipt is for the subject property, however the document requested is for two (2) months of proof of the receipt of rental income for property xxxxxx. Exception remains.
															08/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842620	xxxxxx	34164525	xxxxxx	08/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	There is no PITIA payments considered in DTI calculations for property xxxxxx. Provide documets to verify that Borrower is not liable for Mortgage payments on this property. The Mortgage statement Provided reflects name of xxxxxx & also Fraud report reflects primary owner as xxxxxx.		Reviewer Comment (2025-08-25): Received Note which verified that the borrower is not liable for mortgage payments. Exception cleared. Reviewer Comment (2025-08-20): Received Mortgage Statement, however Mortgage Statement does not always reflect all borrower's name, therefore provide Note or Property History Report to verify borrower is not liable for mortgage payments. Exception remains.	08/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842620	xxxxxx	34171058	xxxxxx	08/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Bylaws for the Borrowing Entity not provided in the file.		Reviewer Comment (2025-08-25): Received Bylaws for the Borrowing Entity. Exception cleared.	08/25/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842620	xxxxxx	34171061	xxxxxx	08/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		COGS for the Borrowing Entity not provided in the file.		Reviewer Comment (2025-08-25): Received Borrowing Entity. Exception cleared. Reviewer Comment (2025-08-20): Received Business Entity Listing that does not have the pull date. Exception remains.	08/25/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842620	xxxxxx	34171065	xxxxxx	08/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrowing resolution / Corporate Resolution for the Borrowing Entity not provided in the file.		Reviewer Comment (2025-08-21): Received Corporate Resolution for the Borrowing Entity. Exception cleared.	08/21/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842620	xxxxxx	34176802	xxxxxx	08/13/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Please provide SOF for the closing wire $74,857.38		Reviewer Comment (2025-08-18): Received sourced bank statement. Exception cleared.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842650	xxxxxx	34089028	xxxxxx	08/04/2025	Credit	1003	Document Error	1003	Borrower(s) is not a xxxxxx Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx	Provide back side copy of PRA Card.		Reviewer Comment (2025-08-11): Received back side copy of PRA Card. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842650	xxxxxx	34089061	xxxxxx	08/04/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt for gift funds in the amount $10,000, $9,000 & $16,000.		Reviewer Comment (2025-08-11): Received Wire Confirmation for the gift funds in amount of $10,000, $9,000 & $16,000. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842650	xxxxxx	34089126	xxxxxx	08/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID).		Reviewer Comment (2025-08-11): SitusAMC received PCCD.		08/11/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842650	xxxxxx	34136132	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		xxxxxx Bank Statement provided cover the period of 5-8-2025 to 7-16-2025. Missing bank statements for 1-1-2025 to 5-7-2025. All deposits for 1099 income must be within 10% of previous years income.		Reviewer Comment (2025-08-18): Received xxxxxx Bank statement for 1-1-2025 to 5-7-2025. Exception cleared.	08/18/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035927	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Insufficient Business Bank Statements for income. 11 statements in file, 12 are required. This is for the xxxxxx.		Reviewer Comment (2025-08-04): Updated 1008/1003: Provided for removing account xxxxxx. Loan still qualifies. The Loan is Non-QM	08/04/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035928	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less t xxxxxx n xxxxxx/Bank Statements)	Provide most recent bank statement for the business xxxxxx as the provided statements in file are only for 11 months. Period starting from xxxxxx - xxxxxx . Insufficient Business Bank Statements for income. 11 statements in file, 12 are required. This is for the xxxxxx.		Reviewer Comment (2025-08-04): Updated 1008/1003 provided removing account xxxxxx. Loan still qualifies.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035930	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (xxxxxx, xxxxxx xxxxxx/Bank Statements)	Provide most recent bank statement for the business xxxxxx as the provided statements in file are only for 11 months. Period starting from xxxxxx - xxxxxx . Insufficient Business Bank Statements for income. 11 statements in file, 12 are required. This is for the xxxxxx.		Reviewer Comment (2025-08-04): Updated 1008/1003 provided removing account xxxxxx. Loan still qualifies.	08/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035932	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Insufficient Business Bank Statement		Reviewer Comment (2025-08-04): Updated 1008/1003 provided removing account xxxxxx. Loan still qualifies.	08/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035933	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $312,248.07 is over disclosed by $225.00 compared to the calculated Amount Financed of $312,023.07 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $312,248.07; calculated amount financed is $312,023.07. Variance is $225.00.	Reviewer Comment (2025-08-25): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (2025-08-06): Email to investor: The appraisal management fee is listed on the appraisal invoice (does not need to be broken out on the Final CD) and is included in the finance charges. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. If the AMC fee is primarily for purposes covered under 1026.4(c)(7) such as the verification or confirmation of information related to the appraisal such as quality checks or reviewing appraisals this would be excluded from finance charges (see excerpt below from Comment to 1026.4(c)(7)-1). However, if the AMC fee is primarily for selecting an appraiser, managing the appraisal process and delivery, or other items unrelated verifying or confirming the appraisal, it would not be considered an excludable fee under 1026.4(c)(7)), and would be included as a finance charge. An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. If the AMC is utilized consistently for all Verus loans, the attestation should also indicate this so that the fee can be captured accordingly.
																08/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035934	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $463,450.38 is under disclosed by $225.00 compared to the calculated Finance Charge of $463,675.38 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $463,450.38; calculated finance charge is $463,675.38. Variance is $225.00.	Reviewer Comment (2025-08-25): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (2025-08-06): Email to investor: The appraisal management fee is listed on the appraisal invoice (does not need to be broken out on the Final CD) and is included in the finance charges. The purpose of the fee or the function that the appraisal management company (AMC) performs determines if the fee is considered a finance charge. If the AMC fee is primarily for purposes covered under 1026.4(c)(7) such as the verification or confirmation of information related to the appraisal such as quality checks or reviewing appraisals this would be excluded from finance charges (see excerpt below from Comment to 1026.4(c)(7)-1). However, if the AMC fee is primarily for selecting an appraiser, managing the appraisal process and delivery, or other items unrelated verifying or confirming the appraisal, it would not be considered an excludable fee under 1026.4(c)(7)), and would be included as a finance charge. An attestation from the lender or AMC specifying the specific services and primary functions performed by the AMC will assist in determining whether or not the fee is a finance charge. If the AMC is utilized consistently for all Verus loans, the attestation should also indicate this so that the fee can be captured accordingly.
																08/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035942	xxxxxx	07/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	Verify that sufficient funds to cover the gift are either in the donor’s account or have been transferred to the borrower’s account and reflected on the most recent bank statement. Evidence of receipt of the gifts funds not provided in the file. The two (2) wires received post close on xxxxxx in the amounts of $44,600.62 and $19,14719 appear to be from the Borrower and not the donor.

Acceptable documentation includes the following:
• A copy of the donor’s check and the borrower’s deposit slip,
• A copy of the donor’s withdrawal slip and the borrower’s deposit slip,
• A copy of the donor’s check to the closing agent, or
• A settlement statement showing receipt of the donor’s check.
												When the funds are not transferred prior to settlement, must document that the donor gave the closing agent the gift funds in the form of a certified check, a cashier’s check, or other official check.		Reviewer Comment (2025-08-27): Received bank statement of donor. Exception cleared.	08/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035944	xxxxxx	07/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Provide most recent bank statement for the business xxxxxx as the provided statements in file are only for 11 months. Period starting from xxxxxx - xxxxxx .		Reviewer Comment (2025-08-04): Updated 1008/1003 provided removing account xxxxxx. Loan still qualifies. Reviewer Comment (2025-08-04): No new document was uploaded into clarity. Please provide the document as requested on the original condition. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035947	xxxxxx	07/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Note: • Any new tradeline with a balance must be included in the determining the DTI ratio		Reviewer Comment (2025-08-05): Received Credit Report - Gap. Excepton cleared. Reviewer Comment (2025-08-04): No new document was uploaded into clarity. Please provide the document as requested on the original condition. Exception remains.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34035996	xxxxxx	07/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business	Provide most recent bank statement for the business xxxxxx as the provided statements in file are only for 11 months. Period starting from xxxxxx - xxxxxx . Insufficient Business Bank Statements for income. 11 statements in file, 12 are required. This is for the xxxxxx.		Reviewer Comment (2025-08-04): Updated 1008/1003 provided removing account xxxxxx. Loan still qualifies. Reviewer Comment (2025-08-04): No new document was uploaded into clarity. Please provide the document as requested on the original condition. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34036017	xxxxxx	07/30/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	As per Final 1003 and Fraud report in file, the documents indicate there is an HOA fees on the property ' xxxxxx.'. Provide HOA statement to verify the monthly HOA dues.		Reviewer Comment (2025-08-05): Received HOA Statement. Exception cleared. Reviewer Comment (2025-08-04): No new document was uploaded into clarity. Please provide the document as requested on the original condition. Exception remains.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34036031	xxxxxx	07/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The xxxxxx document dated xxxxxx reflects the business dissolved xxxxxx .		Reviewer Comment (2025-08-13): The loan is now Non-QM Reviewer Comment (2025-08-07): Based on the documents the business was inactive as of xxxxxx and reinstated on xxxxxx . Therefore the business has not been open and active for 2 years due to that gap. Reviewer Comment (2025-08-04): Additional information is required on the dissolution. The guidelines require the business to be open and active for 2 years, however during a time period they were inactive per the xxxxxx. Have the borrower provide an LOE on the situation for review or an investor exception will be required.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34096777	xxxxxx	07/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The xxxxxx document dated xxxxxx reflects the business dissolved xxxxxx .	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-13): The client elects to waive

Reviewer Comment (2025-08-11): The client elects to waive

Reviewer Comment (2025-08-07): Based on the documents the business was inactive as of xxxxxx and reinstated on xxxxxx . Therefore the business has not been open and active for 2 years due to that gap.

Reviewer Comment (2025-08-04): Additional information is required on the dissolution. The guidelines require the business to be open and active for 2 years, however during a time period they were inactive per the xxxxxx. Have the borrower provide an LOE on the situation for review or an investor exception will be required.

Reviewer Comment (2025-08-04): No new document was uploaded into clarity. Please provide the document as requested on the original condition. Exception remains.
																	08/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842702	xxxxxx	34147142	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2025-08-13): The loan is now Non-QM Reviewer Comment (2025-08-07): Based on the documents the business was inactive as of xxxxxx and reinstated on xxxxxx . Therefore the business has not been open and active for 2 years due to that gap.	08/13/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842717	xxxxxx	34010613	xxxxxx	07/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Note: Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-07-30): Received Credit Report - Gap. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842717	xxxxxx	34010629	xxxxxx	07/28/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The provided Flood Cert. reflects the subject city as xxxxxx vs Note document reflects the subject city as xxxxxx.		Reviewer Comment (2025-08-04): Updated flood cert provided	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842717	xxxxxx	34010630	xxxxxx	07/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-01): Received Title Final. Exception cleared.	08/01/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842717	xxxxxx	34010638	xxxxxx	07/28/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-01): Received Title Final. Exception cleared.	08/01/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842740	xxxxxx	34051532	xxxxxx	07/31/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-08-01): Received Loan Underwriting and Transmittal Summary with UW name. Exception cleared.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842740	xxxxxx	34051619	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Reviewer Comment (2025-08-12): SitusAMC received xxxxxx CD

Reviewer Comment (2025-08-08): If the overstated APR was based on an overstated finance charge amount, then the additional 3 day waiting period would not be required. If this is not the case, then the 3 day wait would be required. On this loan, the APR became inaccurate from the xxxxxx CD to the final xxxxxx CD because of changes to the loan terms (linterest rate change). Accordingly, the APR disclosed on the final CD is considered to have become INACCURATE as compared to the APR disclosed on the prior CD as defined under 1026.22 since the disclosed APR on the final CD is xxxxxx of a percent above or below the APR on the prior CD it was not based on an overstated finance charge. Therefore, an additional 3 day waiting period is required pursuant to 1026.19(f)(2)(ii)(A) which refers to 1026.22 to determine if APR became inaccurate. Timing was not met for the increase in APR over .125% on the xxxxxx Final CD.  Provide any missing CD's after xxxxxx and prior to xxxxxx that meet the 3 day waiting period requirement, otherwise this is valid exception and timing violations cannot be cured.
															08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130557	xxxxxx	08/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2025-08-13): Received Fraud and OFAC search run on Seller, and xxxxxx. Exception cleared. Reviewer Comment (2025-08-11): Received updated fraud report, Fraud and OFAC search run on the seller, xxxxxx. However missing Fraud and OFAC search for xxxxxx. Exception remains.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130560	xxxxxx	08/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Credit Report reflects the mortgage in amount of $xxxxxx transferred to another lender for the property located at xxxxxx. Provide document to verify the mortgage payment. Since credit report reflects DLA xxxxxx 25.		Reviewer Comment (2025-08-11): Received Payoff Letter contains all information that is required on VOM. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130569	xxxxxx	08/07/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	The file contains Payoff Statement for the property located at xxxxxx. Therefore provide Final Closing Disclosure or 1st Payment Letter if borrower is refinancing the property.		Reviewer Comment (2025-08-12): Received VOM and Mortgage statement. Exception cleared.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130588	xxxxxx	08/07/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	The file is missing 2 years business license for xxxxxx.		Reviewer Comment (2025-08-14): Received Business License for xxxxxx. Exception cleared. Reviewer Comment (2025-08-12): Received LOX for xxxxxx and received Franchise Tax Account Status for xxxxxx and xxxxxx. Provide 2 years business license for xxxxxx. Exception remains.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130677	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-13): The Rate Lock was provided.	08/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130678	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The file is missing 2 years business license for xxxxxx.		Reviewer Comment (2025-08-15): All the missing income docs have been received. Reviewer Comment (2025-08-13): Received LOX for xxxxxx and received Franchise Tax Account Status for xxxxxx and xxxxxx. Provide 2 years business license for xxxxxx. Exception remains.	08/15/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842743	xxxxxx	34130679	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The file is missing 2 years business license for xxxxxx.		Reviewer Comment (2025-08-15): All the missing income docs have been received. Reviewer Comment (2025-08-13): Received LOX for xxxxxx and received Franchise Tax Account Status for xxxxxx and xxxxxx. Provide 2 years business license for xxxxxx. Exception remains.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842743	xxxxxx	34132425	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $205.00 exceeds tolerance of $165.00. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis fee was last shown as $165.00 on the LE but increased to $205.00 on the final CD. No valid COC or cure was provided. Tolerance violation of $40.00.	Reviewer Comment (2025-08-28): SitusAMC received updated LOX form borrower with additional information to request the CDA rush.

Reviewer Comment (2025-08-21): SitusAMC agreed that the CCO request from indicates that LO name and requested on xxxxxx . However, initial appraisal and SSR report provided in the loan file completed on xxxxxx with CU score 1.6, which is less than 2.5 score. Hence, we also required additional information and supporting documentation of review for borrower requested. Please provide documentation of borrower requested the rush and it should include the date of the borrower's rush request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Otherwise cure is required to borrower.

Reviewer Comment (2025-08-19): SItusAMC received COC dated xxxxxx for rush ordered. But we also required documentation of the reason for the rush requested What information was received that required the ordered the rush to increase the fee and when was that information received or Cure would be due to borrower.

Reviewer Comment (2025-08-14): SitusAMC received rebuttal stating CDA rush was required by borrower for CTC status as early as possible. However, we would require supporting documents i.e. conversation log or email communication  in order to clear the exception.

Reviewer Comment (2025-08-13): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the CDA rush was requested to increase the fee. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842791	xxxxxx	34066855	xxxxxx	08/01/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.	Title Policy Coverage xxxxxx is less than Original Loan Amount xxxxxx. Provide an updated title policy to cover the loan amount.		Reviewer Comment (2025-08-08): Received updated Title policy reflecting the Title Policy Coverage equal to Loan amount. Exception cleared.	08/08/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842791	xxxxxx	34076253	xxxxxx	08/01/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Note in file and PPP Addendum to the Note do not list the business entity, xxxxxx on the signature line.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-01): Client elects to waive			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842791	xxxxxx	34076893	xxxxxx	08/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the Certificate of Good Standing for the borrowing business entity.		Reviewer Comment (2025-08-08): Received Certificate of Good Standing for the borrowing business entity. Exception cleared.	08/08/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842791	xxxxxx	34076956	xxxxxx	08/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for legal non-conforming. Variance is required if destroyed more than 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-01): Client elects to waive with verified compensation factors. Appraiser states legal non-conforming is common for the area, and it is case by case if the property can be rebuilt if more than 50% is destroyed. The neighborhood appears to be mostly residential			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842791	xxxxxx	34076983	xxxxxx	08/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow 100% of the business assets to be used when the borrower is only 50% owner.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-01): Client elects to waive with verified compensation factors			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842791	xxxxxx	34078909	xxxxxx	08/01/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Page 1 of the final 1003 shows borrower owns primary residence. Section 3 does not show the primary residence as property you own. Letter in file from spouse states that she owns the property and the borrower lives with her rent free. Provide the updated 1003 reflecting No Primary Housing.		Reviewer Comment (2025-08-08): Received updated 1003 reflecting no primary housing. Exception cleared.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842818	xxxxxx	34153561	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD was not provided. Only Final CD in the file.		Reviewer Comment (2025-08-14): SItusAMC received CD dated xxxxxx	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842848	xxxxxx	34179398	xxxxxx	08/17/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-08-20): Received E-Sign Consent Agreement. Exception cleared.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842848	xxxxxx	34179505	xxxxxx	08/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-08-28): Received Guarantor Agreement. Exception cleared. Reviewer Comment (2025-08-27): No new document was received. Provide the document as requested on the original condition. Exception remains.	08/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842848	xxxxxx	34179767	xxxxxx	08/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx, is missing.		Reviewer Comment (2025-08-20): Received updated Fraud Report, fraud and OFAC search run on the seller, xxxxxx. Exception cleared.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842848	xxxxxx	34181969	xxxxxx	08/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final application does not list the primary residence on xxxxxx in the REO owned section.		Reviewer Comment (2025-08-20): Updated 1003s provided	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	842853	xxxxxx	33937482	xxxxxx	06/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Acceptation for xxxxxx conversion completed xxxxxx less than 6 months ago, xxxxxx units or approximately 85% of the units are held by the developer and are currently rented and being sold off as xxxxxx units. Control of HOA has not been done yet. Comps borrower FICO 697 and 6 months reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. ..$132,746.95 in available reserves	Reviewer Comment (2025-06-12): Client elects to downgrade and waive based on the following compensating factors: Borrower has 6 months reserves and FICO of 697 required FICO 680 Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Own Funds Percent: 43.79% Borrower's Own Funds Amount: $379,047.22			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842854	xxxxxx	33937502	xxxxxx	07/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender exception: Requesting exception to o to 80% LTV for interest only. Currently, the max is 75%, compensating factors are borrower has 12 months reserves and FICO of 737.	The representative FICO score exceeds the guideline minimum by at least 40 points. $57,708.89 in available reserves	Reviewer Comment (2025-07-07): Client elects to downgrade and waive with the following compensating factors: Borrower has more than 12 months reserves Guidelines Representative FICO: 620 Representative FICO: 737			07/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842855	xxxxxx	33937457	xxxxxx	05/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception was approved at origination for missing modification agreements. All mods were for extension of due dates and do not constitute a housing event as defined per Section 5.15 of the xxxxxx Guide. 70% LTV / Borrower bringing cash into close.	The qualifying DSCR on the loan is greater than the guideline minimum. $319,097.72 in available reserves	Reviewer Comment (2025-05-28): Client elects to downgrade and waive with the following compensating factors: Borrower has 70%LTV and bringing cash to closing Borrower DSCR is 1.07 versus the required 1.00%			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842857	xxxxxx	33937452	xxxxxx	05/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception for missing modification agreements. All mods were for extension of due dates and do not constitute a housing event as defined per Section 5.15 of xxxxxx Guide. Compensating factor: 70% LTV / Borrower bringing cash to closing.	Borrower has owned the subject property for at least 5 years.	Reviewer Comment (2025-05-28): Client elects to downgrade and waive based on the following compensating factors: Borrower is at 70% LTV and is bringing cash to close. Borrower has owned the subject property for at least 5 years.			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842858	xxxxxx	33937460	xxxxxx	06/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for refinance of hard money loan that matured in xxxxxx-have proof of payments made timely, and signed LOE from lender states verbal agreement, however no formal loan modification in place. Comps provided, borrower has FICO 739 / 6 months reserves.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-09-11): bf Reviewer Comment (2025-06-05): Client elects to downgrade and waive with the following compensating factors: Guidelines Representative FICO: 680 Representative FICO: 739 Borrower has 6 months in reserves.			06/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842859	xxxxxx	33937464	xxxxxx	06/09/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx			Reviewer Comment (2025-06-24): HOI previous policy provided, effective xxxxxx to xxxxxx , exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842861	xxxxxx	33937476	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Missing Prepayment Rider.		Reviewer Comment (2025-06-18): Provided and cleared	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	842861	xxxxxx	33937477	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided		Rider - 1-4 Family is missing in file		Reviewer Comment (2025-06-18): Provided and cleared	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842861	xxxxxx	33937478	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Rider - PUD is missing in file		Reviewer Comment (2025-06-18): Provided and cleared	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842861	xxxxxx	33937479	xxxxxx	06/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception: borrower has 5 pending loans with us, locked and ready to be submitted for final UW, requesting to have impounds waived. Borrower doing rate/term refinance to lock in a lower rate, required 5 year prepay and bringing in close to xxxxxx to close. Comp factor borrower has 40 points above FICO requirement.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-06-12): Client elects to downgrade and waive based on the following compensating factors: Borrower has 5 pending loans and is bringing in close to xxxxxx to close Guidelines Representative FICO: 680 Representative FICO: 777			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842862	xxxxxx	33937484	xxxxxx	06/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to waive the borrower's impounds for the loan, borrower has 5 pending loans with the lender which are locked and ready to be submitted for final UW. Borrower is doing a rate/term refinance to lock in a lower rate, requested 5 Year Prepay and is bringing to the closing close to xxxxxx.	The representative FICO score exceeds the guideline minimum by at least 40 points. $234,756.77 in available reserves	Reviewer Comment (2025-06-13): Client elects to downgrade and waive with the following compensating factors: Borrower has 5 pending loans with the lender which are locked and ready to be submitted for final UW. Borrower is bringing to the closing close to xxxxxx. Guidelines Representative FICO: 680 Representative FICO: 777			06/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842864	xxxxxx	33937500	xxxxxx	06/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception: 1-Refi transaction and use appraisal value of xxxxxx Land Contract recorded xxxxxx xxxxxx, application date xxxxxx , 2- Non-Arms Length- borrower acquired property from employer, 3- Occupancy is investment. Comps are FICO 776, Seasoned Investor with good mortgage history	Borrower's Experience/Track Record. The borrower has over 10 Years of Experience. Currently holds 5 Properties and has Completed 5 Properties. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to downgrade and waive with the following compensating factors: Borrower's Experience/Track Record. The borrower has over 10 Years of Experience. Currently holds 5 Properties and has Completed 5 Properties. Guidelines Representative FICO: 680 Representative FICO: 776			06/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842868	xxxxxx	33937466	xxxxxx	06/06/2025	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the xxxxxx is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-06-10): Non-warrantables allowed per guides, HOA questionnaire in file, exception cleared.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842871	xxxxxx	33937487	xxxxxx	06/13/2025	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	OFAC is missing in the file.		Reviewer Comment (2025-06-24): Not required exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842871	xxxxxx	33937488	xxxxxx	06/13/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud is missing in the file.		Reviewer Comment (2025-06-26): Fraud Report provided, exception cleared. Reviewer Comment (2025-06-24): Guides require a separate full fraud report, the credit report is not providing what's required: All loans must include a third-party fraud detection report for all borrowers and/or guarantors. Report findings must cover standard areas of quality control including, but not limited to borrower validation, social security number verification, criminal records, and property information	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842878	xxxxxx	33937442	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The subject lien Note is not signed by the borrower.		Reviewer Comment (2025-05-16): Provided and cleared.	05/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842878	xxxxxx	33937443	xxxxxx	05/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender exception for the borrower's FICO shore being below the required 700 and LTV at 70%, compensating factors are borrower is financially secure from family's various business, such as xxxxxx, highlights their financial stability and capacity which mitigates the risks associated with the client FICO score and ensure a high likelihood of timely mortgage payments.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Credit Score 30+ points > minimum required	Reviewer Comment (2025-05-15): Client elects to downgrade and waive based on the following compensating factors: The borrowers family strong financial stability Borrower's Own Funds Percent: 30.41% Borrower's Own Funds Amount: $124,711.35			05/15/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842879	xxxxxx	33937437	xxxxxx	05/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD or Closing Disclosure or Closing Statement missing in loan file		Reviewer Comment (2025-05-15): Provided and cleared. Reviewer Comment (2025-05-14): The signed CDs in file are incomplete. Several blank/incomplete/zero fields on pages 1, 4, and 5. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842880	xxxxxx	33937439	xxxxxx	05/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception: Appraised value is xxxxxx. CDA Desk review came in at xxxxxx - approx. 3% variance with a moderate risk. Need exception to use the higher loan amount of xxxxxx. Comp Factors - 1) 12+ months reserves. 2) 740 credit scroe. 3) 70% LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-05-14): Client elects to downgrade and waive based on the following compensating factors: Borrower FICO score of 740, low LTV at 70% Borrower Reserves: 78.55 Guideline Requirement: 12.00			05/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842885	xxxxxx	33937448	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender exception for 95% investor concentration, compensating factors: FICO of 718, 70% cash out with 12 plus months reserves.	Borrower has owned the subject property for at least 5 years. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-05-27): Client elects to downgrade and waive with the following compensating factors: Borrower FICO 718, program required FICO 680 Cash out of 70% Debt Service Coverage Ratio: 2.23 Guideline Requirement: 1.00			05/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	842895	xxxxxx	34229619	xxxxxx	08/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in Fraud/OFAC search. Authorized signor for the seller, xxxxxx, was not included.		Reviewer Comment (2025-08-26): Received OFAC search including the missing participant. Exception cleared	08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	842895	xxxxxx	34230825	xxxxxx	08/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is not provided.		Reviewer Comment (2025-08-26): Received fully executed Final 1003. Exception cleared.	08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	842895	xxxxxx	34232322	xxxxxx	08/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $123.60 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	CDA Fee was not disclosed on the Loan Estimate, but was disclosed as $123.60 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $123.60, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-09-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-08-29): SitusAMC received corrected PCCD, LOE, Copy of refund check and shipping label. However, UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		09/02/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842895	xxxxxx	34334095	xxxxxx	09/02/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $123.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75106)			Reviewer Comment (2025-09-02): Sufficient Cure Provided within 60 Days of Closing		09/02/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842908	xxxxxx	34274409	xxxxxx	08/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-08-29): SitusAMC received disclosure summary suffice.	08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	842910	xxxxxx	34138451	xxxxxx	08/08/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $59,833.23 is less than Cash From Borrower $149,265.23.			Reviewer Comment (2025-08-13): Received additional bank statement. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842910	xxxxxx	34138456	xxxxxx	08/08/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-08-13): Received Credit Report - Gap. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842910	xxxxxx	34139147	xxxxxx	08/08/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.			Reviewer Comment (2025-08-18): Received additional assets. Exception cleared.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842910	xxxxxx	34139154	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-08-18): Additional / updated assets provided. Borrower now has sufficient reserves.	08/18/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842910	xxxxxx	34139155	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-08-18): Additional / updated assets provided. Borrower now has sufficient reserves.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842910	xxxxxx	34168522	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	COC stated fee was added due to investor request, however appraisal was received xxxxxx in as-is condition and fee was not disclosed until xxxxxx More information is required as to when the investor requested this addition.		Reviewer Comment (2025-08-14): SitusAMC received valid COC dated xxxxxx	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842978	xxxxxx	34093616	xxxxxx	08/04/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	As part of the Appraisal Transfer requirements, a copy of the invoice submitted to the original lender is required and proof that the original report was provided to the borrower. Note Transfer letter states it was provided on xxxxxx please provide a copy of that communication. This appears to be a typo with the year, should be xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-04): Client elects to waive			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843046	xxxxxx	34274106	xxxxxx	08/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Evidence is missing from file of borrower's receipt of the $38k gift funds.		Reviewer Comment (2025-08-15): Received bank Statement. Exception Cleared.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843115	xxxxxx	34006942	xxxxxx	07/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-21): Client elects to waive with verified compensation factors			08/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843115	xxxxxx	34032536	xxxxxx	07/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	In instances where the tax returns ore profit and loss statement are more than 120 days seasoned, reasonable evidence of continuing business operations must be provided, including but not limited to any of the following:
• Third party letter indicating that the business is still in existence and operating, dated within 120 days of the Note Date
• Certificate of Good Standing for the business from the applicable state or local authority, dated within 120 days of the Note Date
• Active business license for the business
• Online Search indicating that the business is still in operation, dated within 120 days of the Note Date
• xxxxxx bank statements, dated within 120 days of the Note Date, showing reasonable evidence of operationing activities
												• Business bank statements, dated within 120 days of the Note date, evidencing operating activities		Reviewer Comment (2025-07-31): xxxxxx bank statements provided reflecting deposits from business (borrower W2's himself) dated within 120 days which meets guideline requirements.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843124	xxxxxx	34215020	xxxxxx	08/20/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Disbursement date on the Final CD is prior to the RTC expiration date. If the disbursement date on the Final CD is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-08-22): PC-CD and Final Stamped Settlement provided with updated disbursement date. Rescission met	08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104755	xxxxxx	08/05/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report, therefore provide, Mortgage statement or Note for the review period to verify monthly payment amount, and • Proof of payments through one of the following: o 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower § Payments made in cash are not eligible, or o 12-months mortgage statements for the review period, or o 12-months loan payment history from the creditor/servicer § Proof of borrower’s payment for the most recent 6-months is required, or o 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer § Proof of borrower’s payment for the most recent 6-months is required.		Reviewer Comment (2025-08-18): Received Proof of borrower’s payment for the most recent 6-months. Exception cleared. Reviewer Comment (2025-08-14): Received 6 months Credit Card Statements where unable to identify that the xxxxxx payments are paid for mortgage. Provide most recent 6-months mortgage statement. Exception remains. Reviewer Comment (2025-08-13): Received Credit Supplement, Note and Mortgage Statement, however pending proof of borrower’s payment for the most recent 6-months is required. Exception remains.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104760	xxxxxx	08/05/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter, CPA Verification	The prepare letter provided is not dated (must be within 90 days of closing) as well as the preparer's xxxxxx was not verified.		Reviewer Comment (2025-08-22): Received updated CPA letter. Exception cleared. Reviewer Comment (2025-08-18): xxxxxx verified. However, the same CPA letter was provided with the date added in a different font (altered) and is not acceptable.	08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104837	xxxxxx	08/05/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-08-18): Received UCDP from xxxxxx with CU Score of 1. Exception cleared.	08/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104867	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-05): Client elects to waive			08/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104869	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The prepare letter provided is not dated (must be within 90 days of closing) as well as the preparer's xxxxxx was not verified.		Reviewer Comment (2025-08-22): Updated CPA letter provided accepted by reviewer. Reviewer Comment (2025-08-18): xxxxxx verified. However, the same CPA letter was provided with the date added in a different font (altered) and is not acceptable.	08/22/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104870	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The prepare letter provided is not dated (must be within 90 days of closing) as well as the preparer's xxxxxx was not verified.		Reviewer Comment (2025-08-22): Updated CPA letter provided accepted by reviewer. Reviewer Comment (2025-08-18): xxxxxx verified. However, the same CPA letter was provided with the date added in a different font (altered) and is not acceptable.	08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104936	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,567.00 exceeds tolerance of $1,417.00 plus 10% or $1,558.70. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance violation of $9.00 due to increase in Recording Fee. No valid COC or cure was provided.		Reviewer Comment (2025-08-22): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-08-18): SitusAMC received COC stating "additional recording filing fee for Building homes and Jobs act' we would require supporting documents when did the lender became aware that this Building homes and jobs act should be applied. Kindly provide supporting document in order to clear the exception,		08/22/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843143	xxxxxx	34104937	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $15,680.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was not disclosed on the initial Loan Estimate and was charged to $15,680.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2025-08-18): SitusAMC received a valid COC.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843163	xxxxxx	34088726	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-08-06): Received 1008 with UW name. Exception cleared.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843163	xxxxxx	34088758	xxxxxx	08/04/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide documents to verify that property xxxxxx is Free & Clear from Mortgage payments.		Reviewer Comment (2025-08-07): Received Property History report reflecting evidencing the property is free and clear and being released from all the previous liens. Exception cleared. Reviewer Comment (2025-08-07): No new documents received. Please try uploading again. Exception Remains. Reviewer Comment (2025-08-06): Received HOI Policy, however HOI is not sufficient to verify that property is free and clear. Please provide Property History Report. Exception remains.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843164	xxxxxx	34051032	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	COC reflects waiver of impounds and property updated to attached xxxxxx, however previous CD dated xxxxxx did not reflect escrows and appears property type was disclosed as xxxxxx. COC is not valid.		Reviewer Comment (2025-08-06): SitusAMC Received Valid COC dated xxxxxx	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843164	xxxxxx	34107494	xxxxxx	07/31/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Preparer does not provided Confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business.		Reviewer Comment (2025-08-11): Received updated CPA letter provided Confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843164	xxxxxx	34107516	xxxxxx	07/31/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The provided VOR in file reflects the borrower has rented the property at xxxxxx since xxxxxx . The 1003 reflects rented for 3 years. Provide the updated 1003. Previous housing history will also be required for a complete 12 months or rent free letter (if living rent free previously).		Reviewer Comment (2025-08-13): Received corrected 1003, LOX to verify borrower living rent-free. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843164	xxxxxx	34107647	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Preparer does not provided Confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business.		Reviewer Comment (2025-08-11): An updated CPA stating they prepared the most recent 2 years' tax returns was provided.	08/11/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843164	xxxxxx	34107648	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Preparer does not provided Confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business.		Reviewer Comment (2025-08-11): An updated CPA stating they prepared the most recent 2 years' tax returns was provided.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843169	xxxxxx	34135763	xxxxxx	08/08/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-12): Received Title Final Policy. Exception cleared.	08/12/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843169	xxxxxx	34135766	xxxxxx	08/08/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-12): Received Title Final Policy. Exception cleared.	08/12/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843169	xxxxxx	34135918	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing rate lock document.		Reviewer Comment (2025-08-13): The client elects to waive.			08/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843170	xxxxxx	34021887	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signors for seller, xxxxxx, were not included in the report.		Reviewer Comment (2025-08-01): Received Fraud and OFAC Search run on xxxxxx. Exception cleared. Reviewer Comment (2025-07-31): Received fraud and OFAC search is run on the seller xxxxxx. However, fraud and OFAC search run on xxxxxx is run on incorrect name. Please provide search run on xxxxxx. Exception remains.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843176	xxxxxx	34150617	xxxxxx	08/11/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Please provide gift letter for the xxxxxx $10,000.00 deposit into xxxxxx from xxxxxx		Reviewer Comment (2025-08-18): Received gift letter $10,000.00 deposit into xxxxxx from xxxxxx Exception cleared. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letter is missing from the file, which is required.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843176	xxxxxx	34150632	xxxxxx	08/11/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Please provide parent gift letter for the xxxxxx $100,000.00 deposit into xxxxxx from xxxxxx. Note: Rent Free LOE in file from same party (Parent).		Reviewer Comment (2025-08-18): Received Gift letter $100,000.00 deposit into xxxxxx from xxxxxx. Exception cleared. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letter is missing from the file, which is required.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843176	xxxxxx	34150661	xxxxxx	08/11/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Please provide parent gift letter for the xxxxxx $10,000.00 deposit into xxxxxx xxxxxx from xxxxxx. Note: Rent Free LOE in file from same party (Parent).		Reviewer Comment (2025-08-18): Receive gift letter $10,000.00 deposit into xxxxxx from xxxxxx. Exception cleared. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letter is missing from the file, which is required.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843176	xxxxxx	34172324	xxxxxx	08/11/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.			Reviewer Comment (2025-08-19): Additional gift letter provided. Received into personal account xxxxxx and backed out. Per guidelines, gifts can be used for closing and reserves. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letters are missing from the file, which is required.	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843176	xxxxxx	34172342	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2025-08-19): Additional gift letter provided. Received into personal account xxxxxx and backed out. Per guidelines, gifts can be used for closing and reserves. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letters are missing from the file, which is required.	08/19/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843176	xxxxxx	34172350	xxxxxx	08/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Unable to confirm ATR due to missing source of funds.		Reviewer Comment (2025-08-19): Additional gift letter provided. Received into personal account xxxxxx and backed out. Per guidelines, gifts can be used for closing and reserves. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letters are missing from the file, which is required.	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843176	xxxxxx	34172355	xxxxxx	08/11/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $5,000.00 is less than Cash From Borrower $101,609.20.	$120,000 in unsourced funds excluded		Reviewer Comment (2025-08-19): Additional gift letter provided. Received into personal account xxxxxx and backed out. Per guidelines, gifts can be used for closing and reserves. Reviewer Comment (2025-08-14): Not asking for the source, the Gift Letters are missing from the file, which is required.	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843183	xxxxxx	34091337	xxxxxx	04/22/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Proposed insured amount not listed, just a proposed loan amount.		Reviewer Comment (2025-04-24): Cleared	04/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843186	xxxxxx	34262346	xxxxxx	08/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property appears to be situated between a xxxxxx and a used xxxxxx (significant commercial use in the immediate xxxxxx). The photos of the comparable sales do not appear to include similar characteristics and significant adjustments for the same is not apparent. Please provide commentary from the appraiser and comparable sales with similar characteristics to provide additional support for the appraised value.		Reviewer Comment (2025-08-15): cleared with appraiser commentary.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843195	xxxxxx	34262348	xxxxxx	08/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rent is paid to a private party/landlord/individual. Provide a copy of the lease and 12 months of cancelled checks (front and back) or bank statement. Required for verification of timely payments.		Reviewer Comment (2025-08-15): cleared Reviewer Comment (2025-08-11): Lease is also required.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843195	xxxxxx	34262349	xxxxxx	08/06/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Copy provided is an estimate.		Reviewer Comment (2025-08-11): cleared with final HUD	08/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843198	xxxxxx	34262339	xxxxxx	07/30/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Address neds to match the Note. Missing xxxxxx from the address on both the CDA and the 1025.		Reviewer Comment (2025-08-15): cleared with cda	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843224	xxxxxx	34262328	xxxxxx	07/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The settlement statement provided is an estimate. Please provide final signed/stamped settlement statement.		Reviewer Comment (2025-08-15): cleared with hud.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843239	xxxxxx	34232041	xxxxxx	07/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		The file is missing the final HUD-1.		Reviewer Comment (2025-08-07): Cleared with HUD. Reviewer Comment (2025-07-30): Final Closing Statement provided is not signed or stamped true and certified.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843239	xxxxxx	34232042	xxxxxx	07/22/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow the use of a vacant ADU xxxxxx form 1007 market rent of $1,600 per month xxxxxx program requirement xxxxxx form 1007 for ADU, and the file must include a copy of the current lease agreement with 2 months proof of current receipt for refinance transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Waived with compensating factors per lender exception approval at origination.			07/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843239	xxxxxx	34232043	xxxxxx	07/22/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-30): cleared	07/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843239	xxxxxx	34232044	xxxxxx	07/22/2025	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal Consent form is missing from the file.		Reviewer Comment (2025-07-30): Cleared. Per lenders Credit Memo, the spousal consent is not required in the state of xxxxxx.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843270	xxxxxx	34091486	xxxxxx	07/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final and signed HUD/CD, Closing statement is missing		Reviewer Comment (2025-07-10): Received	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843316	xxxxxx	34232075	xxxxxx	07/29/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Provide a final HUD/Closing Statement that is signed by the borrower or stamped true and certified by settlement agent. Copy provided in file is an estimate.		Reviewer Comment (2025-08-04): Final closing statement received	08/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843321	xxxxxx	34232055	xxxxxx	07/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file is missing the final HUD-1. Copy in file is an estimate.		Reviewer Comment (2025-08-04): Final settlement statement received	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843321	xxxxxx	34232056	xxxxxx	07/29/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The Certificate of Non-Owner Occupied does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.		The Non-Owner Occupancy Declaration is incomplete as Section 4A is missing the principal residence address.		Reviewer Comment (2025-08-04): Received	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843321	xxxxxx	34232058	xxxxxx	07/29/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $28,628.67 is less than Cash From Borrower $48,954.18.	Borrower is short cash to close. Unable to verify source or receipt of gift funds.		Reviewer Comment (2025-08-04): Received evidence of wire to settlement agent Reviewer Comment (2025-08-04): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of $28,628.67 is less than Cash From Borrower $50,588.49.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843321	xxxxxx	34232059	xxxxxx	07/29/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Borrower is short cash to close. Unable to verify source or receipt of gift funds.		Reviewer Comment (2025-08-04): Evidence of direct wire to settlement agent received for gift funds, resulting in sufficient additional assets to cover reserve requirements.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843323	xxxxxx	34091505	xxxxxx	07/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Provide a final HUD/Closing Statement that is signed by the borrower or stamped true and certified by settlement agent. Copy provided in file is an estimate.		Reviewer Comment (2025-07-22): Received	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843373	xxxxxx	34160239	xxxxxx	07/29/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Provided Closing Statement is estimated and not the final.		Reviewer Comment (2025-08-01): Cleared with final HUD.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843374	xxxxxx	34160249	xxxxxx	07/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception request to allow subject with 2 ADU's vs program requirement multiple ADU's are not permitted but can be reviewed on a case-by-case basis. Comp Factors: 1. FICO 40+ points over minimum matrix tier. 2. LTV is 10% or more under max allowed. 3. CDA supports value with no variances.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-30): Client elects to waive with compensating factors.			07/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843374	xxxxxx	34160250	xxxxxx	07/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception request to allow to use subject market rent for the 2 ADU's from xxxxxx Form 1007 only due to vacant vs program requirement market rent for the ADU should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with 2 month's rent. Comp Factors: 1. FICO 40+ points over minimum matrix tier. 2. LTV is 10% or more under max allowed. 3. CDA supports value with no variances.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-30): Client elects to waive with compensating factors.			07/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843419	xxxxxx	34062162	xxxxxx	08/01/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-01): Client elects to waive			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843419	xxxxxx	34062164	xxxxxx	08/01/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-05): Received Title Supplement report with Policy coverage amount. Exception cleared.	08/05/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843419	xxxxxx	34121112	xxxxxx	08/01/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		12 month Bank statement loan. The business bank account was changed from xxxxxx xxxxxx to xxxxxx xxxxxx. However there is no LOX for the change in business bank account in file.		Reviewer Comment (2025-08-05): Received Letter of Explanation from borrower for business bank account changed from xxxxxx to xxxxxx. Exception cleared.	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843419	xxxxxx	34121168	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or xxxxxx)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-08-01): Client elects to waive			08/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	843432	xxxxxx	34270197	xxxxxx	08/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-08-28): Received Approval. Exception cleared.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843432	xxxxxx	34270535	xxxxxx	08/26/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx HPML Threshold Test Compliant	xxxxxx Higher-Priced Mortgage Loan: APR on subject loan of 10.59855% or Final Disclosure APR of 10.71900% is equal to or greater than the threshold of APOR 6.75% + 3.5%, or 10.25000% Compliant Higher Priced Loan.			Reviewer Comment (2025-08-26): Client elects to waive			08/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843432	xxxxxx	34272582	xxxxxx	08/26/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $272.00 exceeds tolerance of $133.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)			Reviewer Comment (2025-08-22): Sufficient Cure Provided At Closing		08/22/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843443	xxxxxx	34161005	xxxxxx	08/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	Borrower: xxxxxx	Per the 1003, dec page 5D, the borrower marked yes to they will be applying for a mortgage loan on another property. Provide evidence of PITIA for this property along with the updated 1003/1008.	Reviewer Comment (2025-08-28): Received corrected 1003. Exception cleared.

Reviewer Comment (2025-08-22): Received 1003 appears to be an alerted document, only declaration section was changed rest all pages of 1003 is of the final 1003. Provide all pages of 1003 with correct declaration section. Exception remains.

Reviewer Comment (2025-08-18): Received LOX from borrower reflects borrower is not proceeding with the loan, therefore provided corrected 1003 with corrected declaration section and 1008. Exception remains.

Reviewer Comment (2025-08-14): Received LOX, however provide the Note document for the property located at xxxxxx, to verify borrower is not liable for mortgage payments. Exception remains.
															08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843443	xxxxxx	34161092	xxxxxx	08/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Note for Senior lien not provided.		Reviewer Comment (2025-08-13): Received senior lien note document. exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843443	xxxxxx	34161167	xxxxxx	08/12/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for xxxxxx not reporting on credit report provide 12-months Verification of Mortgage form (VOM) completed by the creditor/service or Credit supplement or 12-months mortgage statements for the review period.		Reviewer Comment (2025-08-14): Received VOM and borrower’s payment for the most recent 6-months. Exception cleared.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843443	xxxxxx	34161188	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,086.36 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Taxes and insurance monthly payment is xxxxxx or xxxxxx annually.		Reviewer Comment (2025-08-15): SitusAMC received Letter of explanation and Corrected Closing disclosure.		08/15/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	843450	xxxxxx	34201152	xxxxxx	08/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $99.70 exceeds tolerance of $35.00 plus 10% or $38.50. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2025-08-29): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.		08/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843450	xxxxxx	34201187	xxxxxx	08/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-26): Received Title Final. Exception cleared.	08/26/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843450	xxxxxx	34201188	xxxxxx	08/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-26): Received Title Final. Exception cleared.	08/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843454	xxxxxx	34021598	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-08-04): Received updated Fraud report including the missing participant. Exception cleared. Reviewer Comment (2025-08-01): Requested document was not received. Provide the document requested as per original comment. Exception remains.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843454	xxxxxx	34041687	xxxxxx	07/28/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $95,154.13 is less than Cash From Borrower $110,286.94.	Foreign accounts not transferred to a xxxxxx bank account or are not xxxxxx insured with xxxxxx branches can only be utilized for reserves. All accounts are foreign accounts. Funds to close wires added along with EMD already totaling $95,154.13. Borrower requires $110,286.94 cash to close per Final CD (Cash to close is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031 on the Final CD).	Reviewer Comment (2025-08-02): Additional wire provided for $18,000 for funds to close

Reviewer Comment (2025-07-30): The same documents were provided that were in file at time of review. Please review the original condition. Foreign accounts not transferred to a xxxxxx bank account or are not xxxxxx insured with xxxxxx branches can only be utilized for reserves. All accounts are foreign accounts. Funds to close wires added along with EMD already totaling $95,154.13. Borrower requires $110,286.94 cash to close per Final CD (Cash to close is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031 on the Final CD).
															08/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843541	xxxxxx	34147485	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim xxxxxx)	Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. as this is incomplete closing disclosure		Reviewer Comment (2025-08-03): After further review, exception cleared.	08/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843541	xxxxxx	34147486	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Product Testing	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on xxxxxx disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final xxxxxx)	Incomplete closing disclosure Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure		Reviewer Comment (2025-08-03): After further review, exception cleared.	08/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation, Re-Disclose Correct Information	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843541	xxxxxx	34147487	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation		Reviewer Comment (2025-08-03): After further review, exception cleared.	08/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843541	xxxxxx	34147488	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $610.00. Insufficient or no cure was provided to the borrower. (7506)	File does not contain a valid COC for this fee, cure provided at closing.		Reviewer Comment (2025-08-03): After further review, exception cleared.	08/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843546	xxxxxx	34147495	xxxxxx	07/17/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement, Tax Verification	Missing verification of primary home PITIA, appears to be a new mortgage with xxxxxx. Please provide mortgage statement, closing disclosure, or note and T&I verifications.		Reviewer Comment (2025-07-18): Provided and cleared.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843546	xxxxxx	34147496	xxxxxx	07/17/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843546	xxxxxx	34147497	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.		Reviewer Comment (2025-07-21): Provided and cleared.	07/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843546	xxxxxx	34147498	xxxxxx	07/17/2025	Compliance	Compliance	State Compliance	State Late Charge	xxxxxx Late Charge Grace Period Testing	xxxxxx Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843546	xxxxxx	34147499	xxxxxx	07/17/2025	Compliance	Compliance	State Compliance	State Late Charge	xxxxxx Late Charge Percent and Amount Testing	xxxxxx Late Charge: Note late charge amount of $181.96 exceeds the state maximum of $100.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843546	xxxxxx	34147501	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2025-07-25): Waived per client guidance. Reviewer Comment (2025-07-21): Exception is for right to receive appraisal disclosure within 3 days of application, Loan Estimate also acceptable (file missing all Loan Estimates).			07/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843548	xxxxxx	34080508	xxxxxx	07/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for almost all funds came from Spouses account - refinance at xxxxxx, no hit in pricing, not considered gift funds.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-18): Client elects to waive and downgrade based on the following comp factors: Borrower FICO 742 Guideline requirement FICO 680			07/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843548	xxxxxx	34080509	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report dated xxxxxx is missing evidence of receipt.		Reviewer Comment (2025-07-28): Provided and cleared.	07/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843550	xxxxxx	34108513	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:44028 xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-07-28): Provided and cleared.	07/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843550	xxxxxx	34108515	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $312.63 exceeds tolerance of $300.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	No Valid change of circumstance provided for increase to Credit Report Fee.		Reviewer Comment (2025-07-17): Sufficient Cure Provided At Closing		07/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843550	xxxxxx	34108516	xxxxxx	07/21/2025	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		Assets bank statements not provided for xxxxxx ending with: #xxxxxx, xxxxxx		Reviewer Comment (2025-07-29): After further review, exception cleared.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843554	xxxxxx	34062339	xxxxxx	07/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested- Lease expire within 3 months. Exception to use LOE confirming leases will be renewed. Compensatory- LTV- 35%, FICO- 714 and 6-months reserves.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-07-18): Client elects to waive with compensating factors: Borrower has 6 months reserves, none required Borrower has LTV of 32.60870 Guideline requirement is 60%			07/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843555	xxxxxx	34147490	xxxxxx	07/17/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-07-22): Waived			07/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843555	xxxxxx	34147491	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Only appraisal notice in file dated xxxxxx prior to xxxxxx report date.		Reviewer Comment (2025-07-22): After further review exception cleared	07/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843555	xxxxxx	34147493	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Evidence of earlier receipt missing from file.		Reviewer Comment (2025-07-22): After further review exception cleared	07/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843559	xxxxxx	34198211	xxxxxx	07/29/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-08): FTP provided and cleared.	08/08/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843559	xxxxxx	34198212	xxxxxx	07/29/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-08-08): FTP provided and cleared.	08/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843559	xxxxxx	34198213	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	RESPA	Missing Final HUD-1 RESPA Investment Occupancy No Business Purpose Cert (Not subject to APL)	RESPA: Missing Final HUD-1 Title Co. Closing Statement used to source fees. Investment occupancy witrh no business purpose cert in file. Loan is not subject to APL tests in scope requiring points and fees.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843559	xxxxxx	34198214	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Testing	No evidence of application date located in file. Compliance tests were run using an application date of xxxxxx which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: xxxxxx , xxxxxx , xxxxxx , xxxxxx , xxxxxx , xxxxxx , xxxxxx . Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Missing signed initial 1003, UTD application date.		Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843559	xxxxxx	34198215	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Late Charge	xxxxxx Non Primary Residence Late Charge Grace Period Testing	xxxxxx Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843559	xxxxxx	34198217	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.		Reviewer Comment (2025-08-08): Waived per client guidance. Reviewer Comment (2025-08-04): Comment updated, exception for right to receive appraisal disclosure within 3 business days of application.			08/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843563	xxxxxx	34147514	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification of appraisal was delivered to borrower not provided in file.		Reviewer Comment (2025-08-01): Provided and cleared.	08/01/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843564	xxxxxx	34147512	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Evidence of earlier receipt missing from file, initial LE e-signed xxxxxx .		Reviewer Comment (2025-08-04): SitusAMC received summary for LE sent via mail.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843568	xxxxxx	34201325	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in the file.		Reviewer Comment (2025-08-12): Cleared. Reviewer Comment (2025-08-08): The Fraud Report doesn't have the borrower's name, please provide the first page, which usually has it. Reviewer Comment (2025-08-06): Ive searched the file and we dont have the report, please upload under trailing docs	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843570	xxxxxx	34013163	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.00 exceeds tolerance of $127.00 plus 10% or $139.70. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Ten Percent Fee was last disclosed as $127 on Loan Estimate but disclosed as $139.70 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2025-07-18): Sufficient Cure Provided At Closing		07/18/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100121	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Disbursement date is the same as the RTC expiration date. There is a final settlement statement in file with a later disbursement date, however it is not signed stamped certified.		Reviewer Comment (2025-08-15): The Final Settlement Statement was provided for evidence of disbursement date of xxxxxx Reviewer Comment (2025-08-11): The Final Settlement Statement signed/stamped by the Title Agent is required for evidence of the disbursement date.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100231	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $30,812.33 exceeds tolerance of $15,781.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $30,812.33 exceeds tolerance of $15,781.00. No COC and Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-08-12): SitusAMC Received Valid COC dated xxxxxx	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100232	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $99.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73133)	The Tax Service Fee (Life of Loan) was not disclosed on Initial Loan Estimate and was later disclosed on the Closing Disclosure dated xxxxxx as $99.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-08-12): SitusAMC Received Valid COC dated xxxxxx	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100276	xxxxxx	08/05/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.01 is less than Guideline PITIA months reserves of 3.00.		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-11): The ending balance of $90,917.64 is from the March 24, 2025, statement. As of May 22, 2025, the balance is $7,653.91. No additional assets were provided.			08/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100277	xxxxxx	08/05/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 621 is less than Guideline representative FICO score of 660.	Investor Exception is provided in file.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-15): The program changed, and the minimum FICO is now 620. Reviewer Comment (2025-08-05): Client elects to waive with verified compensation factors	08/15/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100282	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves and income docs		Reviewer Comment (2025-08-17): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-11): The ending balance of $90,917.64 is from the March 24, 2025, statement. As of May 22, 2025, the balance is $7,653.91. No additional assets were provided.	08/17/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100283	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves.		Reviewer Comment (2025-08-17): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-11): The ending balance of $90,917.64 is from the March 24, 2025, statement. As of May 22, 2025, the balance is $7,653.91. No additional assets were provided.	08/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34100286	xxxxxx	08/05/2025	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Provide missing bank statement pages for the bank xxxxxx as the funds are considered for the qualification.		Reviewer Comment (2025-08-15): All pages of the May bank statement were provided. Reviewer Comment (2025-08-11): Please provide all pages of the May 22, 2025, bank statement.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34144089	xxxxxx	08/05/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage statement or Note for the review period to verify monthly payment amount for lien not on credit for subject property.		Reviewer Comment (2025-08-14): Received signed dated Note. Exception cleared. Reviewer Comment (2025-08-11): Received Note is not signed. Exception remains.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34144319	xxxxxx	08/05/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	4 months alimony payments received and guidelines require 6 months.		Reviewer Comment (2025-08-12): Evidence of receipt of 6 alimony payments was received. Reviewer Comment (2025-08-11): Received 5 months alimony payments received. Also received incomplete March 2025 bank statement wherein deposit of alimony is missing. Provide full March month 2025 bank statement. Exception remains.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34144369	xxxxxx	08/05/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.88925% exceeds Guideline total debt ratio of 43.00000%.	Borrower does not meet the minimum 12 months reserves for a 55% DTI.		Reviewer Comment (2025-08-11): The loan was re-reviewed to tier 2 criteria and the max DTI is 50%	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34144372	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.88925% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)	Borrower does not meet the minimum 12 months reserves for a 55% DTI.		Reviewer Comment (2025-08-13): The loan program has changed and the DTI is now a maximum of 50%.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843573	xxxxxx	34181646	xxxxxx	08/11/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $1,000,000.00.		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-11): The client elects to waive.			08/11/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843581	xxxxxx	34113767	xxxxxx	08/06/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		The provided HOI policy in file does not reflect the policy number. Provide an updated HOI policy reflecting the policy number.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-06): Client elects to waive			08/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843581	xxxxxx	34113810	xxxxxx	08/06/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Other Other Other	As per the provided Final 1003 in file, the following properties were recently purchased. Provide a Final CD or First Payment letter to determine the PITIA payments for the following properties.		Reviewer Comment (2025-08-06): Received Final Closing Disclosure for properties xxxxxx & First Payment Letter for property xxxxxx. Exception cleared.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843585	xxxxxx	34113613	xxxxxx	08/06/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-06): Client elects to waive			08/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843585	xxxxxx	34113660	xxxxxx	08/06/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The proof of business ownership percentage for the business 'xxxxxx' is not provided in the file. Provide supporting documents to verify the business ownership percentage.		Reviewer Comment (2025-08-07): Received CPA letter to verify ownership percentage of business. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843585	xxxxxx	34113683	xxxxxx	08/06/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx Proof of Ownership Proof of Ownership	The proof of business ownership percentage for the business 'xxxxxx' is not provided in the file. Provide supporting documents to verify the business ownership percentage.		Reviewer Comment (2025-08-07): Received CPA letter to verify ownership percentage of business. Exception cleared.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843585	xxxxxx	34113720	xxxxxx	08/06/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Other Other Other	As per the provided Final 1003 in file, the following properties were recently purchased. Provide a Final CD or First Payment letter to determine the PITIA payments.		Reviewer Comment (2025-08-06): Received Final Closing Disclosure for properties xxxxxx & First payment Letter for property xxxxxx. Exception cleared.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843639	xxxxxx	34172702	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)			Reviewer Comment (2025-08-08): Sufficient Cure Provided At Closing		08/08/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	843639	xxxxxx	34172706	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Missing the initial Closing Disclosure. Only the final is in the file.		Reviewer Comment (2025-08-21): SitusAMC received initial CD.	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843639	xxxxxx	34172713	xxxxxx	08/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-08-21): Received Undisclosed Debt Notification Report. Exception Cleared.	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843684	xxxxxx	34232127	xxxxxx	08/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		File is missing fully executed deed signed at closing, transferring ownership from the LLC to our individual borrower.		Reviewer Comment (2025-08-07): Cleared with deed.	08/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	843697	xxxxxx	34232229	xxxxxx	08/04/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing REO statements, Hazard Insurance and Property Tax verifications for xxxxxx.		Reviewer Comment (2025-08-08): Cleared with 1st pmt letter.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	843699	xxxxxx	34160162	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.14069% or Final Disclosure APR of 9.21700% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence of appraisal delivery to the borrower within 3 business days of the Note date.		Reviewer Comment (2025-07-29): clear. Evidence of appraisal delivery provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843699	xxxxxx	34160163	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML Appraisal - xxxxxx Not Exempt	TILA HPML Appraisal Rule (Dodd-Frank 2014): ATR Exempt xxxxxx loan does not qualify for exemption from Federal HPML Appraisal requirements under 1026.35(c)(2) due to loan failing one or more of the QM requirements under 1026.43(c)(2)(i)-(iii) or (vi) (Loan Feature, Loan Term, Points and Fees, or QM APOR Rate Threshold.	Provide evidence of appraisal delivery to the borrower within 3 business days of the Note date.		Reviewer Comment (2025-07-29): clear. Evidence of appraisal delivery provided	07/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843699	xxxxxx	34160164	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence of appraisal delivery to the borrower within 3 business days of the Note date.		Reviewer Comment (2025-07-29): clear. Evidence of appraisal delivery provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843700	xxxxxx	34091561	xxxxxx	06/10/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Charge-offs / Balance: 8788.00	Lender approved exception at origination to allow the charge-off of $8788 to remain open when the guidelines require the charge-off to be paid in full prior to at closing. Compensating factors noted: DTI is 10% or more under max allowed; Residual income over $3,000; Borrower S/E with current employer for over 5 years.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2025-06-10): Waived with compensating factors per lender exception approval at origination.			06/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843700	xxxxxx	34091564	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML Appraisal - xxxxxx Not Exempt	TILA HPML Appraisal Rule (Dodd-Frank 2014): ATR Exempt xxxxxx loan does not qualify for exemption from Federal HPML Appraisal requirements under 1026.35(c)(2) due to loan failing one or more of the QM requirements under 1026.43(c)(2)(i)-(iii) or (vi) (Loan Feature, Loan Term, Points and Fees, or QM APOR Rate Threshold.			Reviewer Comment (2025-07-10): Client elects to waive.			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843700	xxxxxx	34091565	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-07-10): Client elects to waive			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843722	xxxxxx	34091568	xxxxxx	06/10/2025	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx / Relative Sequence Num: 1 Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx	The final Closing Disclosure with a Date Issued of xxxxxx was dated by the borrower with the wrong date of xxxxxx .					06/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843722	xxxxxx	34091570	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM	xxxxxx Bank Originated Loan submitted as Non Exempt	Loan exempt from xxxxxx R submitted with a loan originator designation of other than ATR Exempt. xxxxxx R testing performed to determine if an exempt loan would otherwise meet xxxxxx R criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.			Reviewer Comment (2025-07-22): Waived per client direction.			07/22/2025	2		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843725	xxxxxx	34091556	xxxxxx	06/09/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud Report missing in file.		Reviewer Comment (2025-06-13): clear	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843725	xxxxxx	34091559	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM	xxxxxx Bank Originated Loan submitted as Non Exempt	Loan exempt from xxxxxx R submitted with a loan originator designation of other than ATR Exempt. xxxxxx R testing performed to determine if an exempt loan would otherwise meet xxxxxx R criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.			Reviewer Comment (2025-07-22): Waived per client direction.			07/22/2025	2		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	843799	xxxxxx	34108090	xxxxxx	07/31/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx Business License Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature		Reviewer Comment (2025-08-07): Received LOX for nature of business does not require business license. Exception cleared. Reviewer Comment (2025-08-04): The DL does not clear this condition. The guidelines either require a business license for 2 years and if nature of business does not require a license, letter is required to explain business nature as both borrowers are SE.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843799	xxxxxx	34108106	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature		Reviewer Comment (2025-08-07): LOE provided coupled with driver's license / business DL which are dated prior to closing. Reviewer Comment (2025-08-04): The DL does not clear this condition. The guidelines either require a business license for 2 years and if nature of business does not require a license, letter is required to explain business nature as both borrowers are SE.	08/07/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843799	xxxxxx	34108107	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature		Reviewer Comment (2025-08-07): LOE provided coupled with driver's license / business DL which are dated prior to closing. Reviewer Comment (2025-08-04): The DL does not clear this condition. The guidelines either require a business license for 2 years and if nature of business does not require a license, letter is required to explain business nature as both borrowers are SE.	08/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843809	xxxxxx	34097018	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $151.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-30): Sufficient Cure Provided At Closing		07/30/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	843809	xxxxxx	34107099	xxxxxx	08/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor's for Seller, xxxxxx, were not included in the report.		Reviewer Comment (2025-08-12): Received updated Fraud Report. Fraud and OFAC search run on the sellers. Exception cleared.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	843809	xxxxxx	34142908	xxxxxx	08/05/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects IASOS vs ISAOA		Reviewer Comment (2025-08-13): An updated HOI policy with ISAOA/ATIMA in the mortgagee was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	843811	xxxxxx	34133582	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,420,510.07 is under disclosed by $175.00 compared to the calculated total of payments of $1,420,685.07 which exceeds the $35.00 threshold. (Final xxxxxx)	Total of Payments shown on the final CD is xxxxxx and the calculated total of payments is xxxxxx. Variance of $175.00. This was corrected on the Post Close CD issued on xxxxxx .		Reviewer Comment (2025-08-26): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-08-14): SitusAMC received LOE, copy fo cure refund for TOP underdisclosure and proof of mailing. Missing copy of the Corrected CD reflecting cure and proof of reopening of rescission to all consumers as this is a material disclosure violation on a rescindable transaction.		08/26/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	843815	xxxxxx	34136560	xxxxxx	08/08/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	VOM is required for the property at "xxxxxx" when mortgage payment history is not reflected on the credit report: • Other acceptable mortgage payment proof in lieu of VOM (must clearly indicate no mortgage lates): o 12 months cancel checks, ACH payment, bank transfer/wire, electronic payment o 12 months mortgage statements for the review period o 12 months loan payment history from the creditor/servicer + proof of borrower’s payment for the most recent 6 months	Reviewer Comment (2025-08-26): Received 6 Months proof of borrower’s payment and 12 months pay history. Exception cleared.

Reviewer Comment (2025-08-25): Received pay history for property located at xxxxxx Provide proof of borrower’s payment for the most recent 6 months. Since current housing history does not cover the 12 months requirement, also, provide previous housing for the mortgage lien in amount of xxxxxx dated xxxxxx . Exception remains.

Reviewer Comment (2025-08-15): Received Fax Request does not list number of lates in last 12 months, also received Mortgage Statement only verifies payments from xxxxxx through xxxxxx 25, that is only 8 months. Exception remains.
															08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843815	xxxxxx	34136583	xxxxxx	08/08/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide a copy of Final CD or First payment letter to determine the PITIA of the property located at "xxxxxx" as there are no supporting documents in file.		Reviewer Comment (2025-08-15): The initial LE for the projected cost was provided.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843818	xxxxxx	34136675	xxxxxx	08/08/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-08-12): Received Title Supplement reflecting sufficient title policy coverage. Exception cleared.	08/12/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843818	xxxxxx	34136747	xxxxxx	08/08/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Provided flood certificate subject property address reflects as xxxxxx however note document address reflect xxxxxx Provide updated flood certificate reflecting correct subject property address as per note document.		Reviewer Comment (2025-08-15): An updated Flood Cert was provided. Reviewer Comment (2025-08-12): Received updated Flood Certificate, however, the provided address reflects as xxxxxx vs Note address xxxxxx Provide updated Flood Certificate to reflect and match the Note address. Exception remains.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34142923	xxxxxx	08/08/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1040 (2024), 1120S, P&L Statement, Third Party Verification	1) Only the signed pages of the 2024 1120S and 1040's were provided. Provide all pages of the returns. Income to be re-calculated upon receipt. 2) Provide evidence of third party verification of SE dated within 90 days of consummation 3) Provide the signed and dated YTD P&L.		Reviewer Comment (2025-08-13): Received 2024 1120S and 1040, third party verification of SE dated within 90 days of consummation, YTD P&L. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34142932	xxxxxx	08/08/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-08-13): Received E-Sign Consent. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143009	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing income documents		Reviewer Comment (2025-08-13): The missing income documentation was provided. Loan is Non-QM.	08/13/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143010	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (xxxxxx/S-Corp)	Provide evidence of third party verification of SE dated within 90 days of consummation		Reviewer Comment (2025-08-13): The missing income documentation was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143011	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Schedule E is missing. If a newly rented, the executed lease agreement is required.		Reviewer Comment (2025-08-13): The missing income documentation was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143012	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx xxxxxx % Vacancy Method)	Schedule E is missing. If a newly rented, the executed lease agreement is required.		Reviewer Comment (2025-08-13): The missing income documentation was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143013	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-08-13): The missing income documentation was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143014	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing income documents		Reviewer Comment (2025-08-13): The missing income documentation was provided.	08/13/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143692	xxxxxx	08/08/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Schedule E Only	Schedule E is missing. If a newly rented, the executed lease agreement is required.		Reviewer Comment (2025-08-13): The Schedule E was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34143700	xxxxxx	08/08/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the statement to verify taxes and insurance are escrowed. If not, provide evidence of taxes and insurance.		Reviewer Comment (2025-08-15): Received Mortgage Statement reflecting taxes and insurance escrowed. Exception cleared.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34168693	xxxxxx	08/08/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for xxxxxx reflects lien was taken out on xxxxxx , however only 1 month is reporting. Provide updated history with the additional 11 months.		Reviewer Comment (2025-08-13): Received LOX and credit report reflecting additional months of mortgage history. Exception cleared.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34168716	xxxxxx	08/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final Title Policy: Unit number is missing from address.		Reviewer Comment (2025-08-13): A corrected TPOL was provided.	08/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843890	xxxxxx	34169004	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,840.00 exceeds tolerance of $7,200.00. Insufficient or no cure was provided to the borrower. (7200)	A decrease in loan amount does not increase discount point fees		Reviewer Comment (2025-08-19): SitusAMC received valid COC dated xxxxxx	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	843942	xxxxxx	34182455	xxxxxx	08/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-08-21): Received UDM report. Exception cleared.	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843942	xxxxxx	34182657	xxxxxx	08/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing.	Reviewer Comment (2025-08-22): SitusAMC received signed LE received 4 business days prior to the consummation.

Reviewer Comment (2025-08-21): SitusAMC received certificate of completion document indicates that the application disclosure (update) (2). However, unable to determine that a what documents are sent and received/viewed by borrower.  There is no document mentioned in this tracking and unable to determine what document(s) were created, consented, reviewed based on this documentation.  Audit trail does not state the type of document or issue date of that document for any Loan Estimates.  The details only reference Envelope #'s and there is no reference for a Loan Estimate. Please provide acceptable proof of receipt within timing requirements for xxxxxx LE.
															08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843942	xxxxxx	34182658	xxxxxx	08/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing.	Reviewer Comment (2025-08-22): SitusAMC received signed LE received 4 business days prior to the consummation.

Reviewer Comment (2025-08-21): SitusAMC received certificate of completion document indicates that the application disclosure (update) (2). However, unable to determine that a what documents are sent and received/viewed by borrower.  There is no document mentioned in this tracking and unable to determine what document(s) were created, consented, reviewed based on this documentation.  Audit trail does not state the type of document or issue date of that document for any Loan Estimates.  The details only reference Envelope #'s and there is no reference for a Loan Estimate. Please provide acceptable proof of receipt within timing requirements for xxxxxx LE.
															08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843942	xxxxxx	34182680	xxxxxx	08/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verification of Self employment Business document has been provided; however, the existence of the borrower's business confirmed with of the following third-party sources(s) box is not checked. Provide updated document with one of the third party source box checked.		Reviewer Comment (2025-08-20): Updated document provided	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843942	xxxxxx	34267346	xxxxxx	08/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Per TRID Grid 4.0, Row 11, xxxxxx exception cited if: 1. multiple revised LE's are provided and an interim revised LE (not the final LE) receipt date is received less than 4 business days prior to consummation but the final revised LE is received at least 4 business days prior to consummation. Final xxxxxx LE was received timely, per electronic signature on document D0281. The initial xxxxxx LE (Doc ID D0309) does not show a receipt date. Mailbox rule would indicate the receipt date for the initial LE would be xxxxxx .		Reviewer Comment (2025-08-26): SitusAMC received proof of earlier electronic receipt.	08/26/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843972	xxxxxx	34182715	xxxxxx	08/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing from the loan file. Need to verify that all parties to the transaction are included in the Fraud and OFAC searches. Additional conditions may apply.		Reviewer Comment (2025-08-20): Received full fraud report. Fraud and OFAC search run on the all parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844063	xxxxxx	34113156	xxxxxx	08/05/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing. Sec ID: 36	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-08-15): A BPO was received.	08/15/2025			1	D	A	B	A	D	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844063	xxxxxx	34120144	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-05): Client elects to waive			08/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844063	xxxxxx	34169534	xxxxxx	08/08/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Drive-by BPO - Standard Form - 5 Days		Reviewer Comment (2025-08-15): The BPO was received. Reviewer Comment (2025-08-14): Valuation Received - xxxxxx	08/15/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844063	xxxxxx	34224483	xxxxxx	08/15/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30	Note date: xxxxxx; Lien Position: 1		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-08-15): The client elects to waive.			08/15/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844064	xxxxxx	34109675	xxxxxx	08/05/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing. Sec ID: 36	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-08-13): A BPO was received.	08/13/2025			1	D	A	B	A	D	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844064	xxxxxx	34120574	xxxxxx	08/05/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-05): Client elects to waive			08/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844064	xxxxxx	34169536	xxxxxx	08/08/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx-by BPO - Standard Form - 5 Days		Reviewer Comment (2025-08-13): The BPO was received. Reviewer Comment (2025-08-12): Valuation Received - xxxxxx	08/13/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844064	xxxxxx	34197887	xxxxxx	08/13/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided. Sec ID: 30	Note date: xxxxxx; Lien Position: 1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2025-08-13): The client elects to waive.			08/13/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844084	xxxxxx	34161447	xxxxxx	08/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Large deposits were not sourced and/or letter of explanation was not provided. Deposit of $12,450 in xxxxxx.		Reviewer Comment (2025-08-28): Received cancelled with source. Exception cleared.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	844084	xxxxxx	34161569	xxxxxx	08/12/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	The homeowner's insurance declarations page in the file verified an effective date of xxxxxx which is after the consummation date of xxxxxx . Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.		Reviewer Comment (2025-08-21): Updated HOI provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	844084	xxxxxx	34161587	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $363.50 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-08-07): Sufficient Cure Provided At Closing		08/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844084	xxxxxx	34161627	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's xxxxxx ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.		Reviewer Comment (2025-08-19): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		08/19/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844084	xxxxxx	34163459	xxxxxx	08/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for the seller, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-08-28): Received OFAC and LDP search for seller and settlement agent. Exception cleared. Reviewer Comment (2025-08-18): Received GSA for seller and Settlement agent, however provide OFAC/HUD/LDP search or updated fraud report, Fraud and OFAC search ran on seller, xxxxxx, and settlement agent, xxxxxx. Exception remains.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173859	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2902873)	Appears to be the Insurance escrows. Collected $150.00 mo, actual $167.75 mo.		Reviewer Comment (2025-08-15): SitusAMC received xxxxxx CD	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173871	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	File is missing Seller CD		Reviewer Comment (2025-08-15): Situsamc Received Final CD and Seller CD.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173872	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final xxxxxx)	CD in file disclosed xxxxxx. Note reflects xxxxxx.		Reviewer Comment (2025-08-15): SitusAMC received xxxxxx CD	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173873	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2902873)	CD in file disclosed xxxxxx. Note reflects xxxxxx.		Reviewer Comment (2025-08-15): SitusAMC Received Final CD dated xxxxxx .	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173874	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	Appears to be the Insurance escrows. Collected $150.00 mo, actual $167.75 mo.		Reviewer Comment (2025-08-15): SitusAMC received xxxxxx CD	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173883	xxxxxx	08/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-08-15): Received Appraisal. Exception cleared.	08/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173885	xxxxxx	08/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-08-15): Received final 1003. Exception cleared.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844197	xxxxxx	34173886	xxxxxx	08/12/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided				Reviewer Comment (2025-08-14): Received Appraisal Report. Exception cleared.	08/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844197	xxxxxx	34177450	xxxxxx	08/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Desk review in file shows all pictures in black and white, per guidelines, pictures are to be in color.		Reviewer Comment (2025-08-14): Received CDA report which shows all the pictures in color. Exception cleared.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275304	xxxxxx	08/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		May 2025 Business/Business Bank Statements missing in loan file.		Reviewer Comment (2025-08-21): May 2025 provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275305	xxxxxx	08/14/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Provide a copy of Appraisal acknowledgement disclosure within three (3) business days prior to consummation.		Reviewer Comment (2025-08-14): Client elects to waive			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275308	xxxxxx	08/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Personal	May 2025 month Business/Business Bank Statements missing in loan file.		Reviewer Comment (2025-08-21): May 2025 provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275310	xxxxxx	08/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business/Business Bank Statements May 2025 missing in loan file.		Reviewer Comment (2025-08-21): May 2025 provided	08/21/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275311	xxxxxx	08/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business/Business Bank Statements May 2025 missing in loan file.		Reviewer Comment (2025-08-21): May 2025 provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275312	xxxxxx	08/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing the May 2025 Bank statement required for income		Reviewer Comment (2025-08-21): May 2025 provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275313	xxxxxx	08/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing the May 2025 Bank statement required for income		Reviewer Comment (2025-08-21): May 2025 provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844200	xxxxxx	34275314	xxxxxx	08/14/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary xxxxxx)			Reviewer Comment (2025-08-14): Client elects to waive			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844278	xxxxxx	34134079	xxxxxx	08/07/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		As per the provided Appraisal report in file, the property is marked as PUD, however, the provided security instrument does not have the 'PUD - Rider' checked and a copy of PUD - Rider is also missing in the file. Provide PUD - Rider and an updated security instrument along with LOE to borrower, proof of delivery to the borrower and lender's LOI.		Reviewer Comment (2025-08-29): LOE to borrower and evidence of delivery to borrower provided Reviewer Comment (2025-08-25): Invoice receipt serves as evidence of re-recording, however the condition cannot be cleared. The LOE to borrower and evidence of delivery to the borrower is part of the cure provisions when documents are corrected post-close. Reviewer Comment (2025-08-22): Received Security Instrument and PUD Rider. Provide LOE to borrower, proof of delivery to the borrower and lender's LOI. Exception remains.	08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844279	xxxxxx	34129466	xxxxxx	08/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor's for the seller, xxxxxx, were not included in the report.		Reviewer Comment (2025-08-11): Received updated Fraud Report, Fraud and OFAC search run on the seller. Exception cleared.	08/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844279	xxxxxx	34129493	xxxxxx	08/07/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds.	Initial 1003 Declaration section reflects primary residence as "Yes". However the subject transaction is Investment Property.		Reviewer Comment (2025-08-08): Corrected initial 1003 provided	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844283	xxxxxx	34179696	xxxxxx	08/15/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-14): The client elects to waive.			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844283	xxxxxx	34182198	xxxxxx	08/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-08-18): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared.	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34173169	xxxxxx	08/17/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.99 is less than Guideline PITIA months reserves of 4.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-08-20): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-19): Gift letter and receipt provided. The loan is still short reserves. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a reduction in cash to close, however no final stamped settlement statement to support.			08/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34173208	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-08-20): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-19): Gift letter and receipt provided. The loan is still short reserves. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a reduction in cash to close, however no final stamped settlement statement to support.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34178902	xxxxxx	08/17/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter for $92,978.49 gift not provided in file.		Reviewer Comment (2025-08-19): Gift letter and receipt provided.	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34178903	xxxxxx	08/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		SOF for the $92,978.49 gift not provided in file.		Reviewer Comment (2025-08-19): Gift letter and receipt provided.	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34180015	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	ATR risk for reserves, Gift letter and SOF for the Gift.		Reviewer Comment (2025-08-19): Gift letter and receipt provided. Loan is Non-QM.	08/19/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844291	xxxxxx	34180016	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	ATR risk for reserves, Gift letter and SOF for the Gift.		Reviewer Comment (2025-08-19): Gift letter and receipt provided	08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34180017	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR risk for reserves, Gift letter and SOF for the Gift.		Reviewer Comment (2025-08-19): Gift letter and receipt provided	08/19/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844291	xxxxxx	34245247	xxxxxx	08/19/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-08-20): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-19): Gift letter and receipt provided. The loan is still short reserves. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a reduction in cash to close, however no final stamped settlement statement to support.	08/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844304	xxxxxx	34320881	xxxxxx	08/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing executed deed confirming transfer of subject property ownership to the borrower.		Reviewer Comment (2025-08-22): Received correct Deed with subject property address in the file. Exception Cleared. Reviewer Comment (2025-08-20): Unable to clear. The deed provided is not related to the subject property.	08/22/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	844304	xxxxxx	34320882	xxxxxx	08/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination for non-permanent resident with A-12 category.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-16): Client elected to waive exceptions with compensating factors.			08/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	844356	xxxxxx	34171636	xxxxxx	08/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report is missing on file.		Reviewer Comment (2025-08-20): Received full fraud report. Fraud and OFAC search run on the all parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844356	xxxxxx	34171691	xxxxxx	08/17/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Not shown on the policy.	Borrower has been employed in the same industry for more than 5 years Borrower has verified disposable income of $2500.00 Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00 The combined loan to value (CLTV) on the loan is less than the guideline maximum by at least 10% The loan to value (LTV) on the loan is less than the guideline maximum by at least 10%	Reviewer Comment (2025-08-14): The client elects to waive.			08/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844356	xxxxxx	34191872	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $935.00 exceeds tolerance of $865.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2025-08-12): Sufficient Cure Provided At Closing		08/12/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844369	xxxxxx	34135607	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Verification final appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2025-08-13): Evidence the appraisal was delivered on xxxxxx was provided.	08/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844369	xxxxxx	34135678	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final xxxxxx	No seller paid fess as per Seller or Buyer CD.		Reviewer Comment (2025-08-14): SitusAMC received final SS there are no seller paid fees and as per contract the transaction seems direct purchase from builder.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844369	xxxxxx	34140667	xxxxxx	08/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-08-12): Received Fraud and OFAC search run on authorized signor for the seller, xxxxxx. Exception cleared.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844457	xxxxxx	34147503	xxxxxx	07/28/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-28): Provided and cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844457	xxxxxx	34147505	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2025-07-29): Per updated guidelines, appraisal not req. to be in name of lender.	07/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844457	xxxxxx	34147507	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	1003 in file reflects app date of xxxxxx LE dated xxxxxx		Reviewer Comment (2025-07-28): Provided and cleared.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844464	xxxxxx	34180512	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Only appraisal notice in file dated xxxxxx vs. xxxxxx report date.		Reviewer Comment (2025-08-05): Waived per client guidance.			08/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844470	xxxxxx	34201339	xxxxxx	08/11/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan has a Prepayment Penalty and the Prepayment Penalty Rider is missing		The Lender approval states there's a Prepayment Penalty Term: 12, level 1 which was not provided.		Reviewer Comment (2025-08-12): Cleared lender confirmed no prepay.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	844471	xxxxxx	34147525	xxxxxx	07/31/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844471	xxxxxx	34147526	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.		Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844471	xxxxxx	34147527	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	RESPA	Missing Final HUD-1 RESPA Investment Occupancy No Business Purpose Cert (Not subject to APL)	RESPA: Missing Final HUD-1 Title Co. Closing Statement used to source fees. Investment occupancy witrh no business purpose cert in file. Loan is not subject to APL tests in scope requiring points and fees.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844476	xxxxxx	34147518	xxxxxx	07/29/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844476	xxxxxx	34147519	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2025-08-01): Provided and cleared.	08/01/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844476	xxxxxx	34147520	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Missing evidence of receipt within 3 business days of application.		Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844476	xxxxxx	34147521	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	RESPA	Missing Final HUD-1 RESPA Investment Occupancy No Business Purpose Cert (Not subject to APL)	RESPA: Missing Final HUD-1 Title Co. Closing Statement used to source fees. Investment occupancy witrh no business purpose cert in file. Loan is not subject to APL tests in scope requiring points and fees.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844476	xxxxxx	34147522	xxxxxx	07/29/2025	Compliance	Compliance	State Compliance	State Late Charge	xxxxxx Non Primary Residence Late Charge Grace Period Testing	xxxxxx Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.			Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844482	xxxxxx	34270474	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:46753 xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-08-14): Provided and cleared.	08/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844482	xxxxxx	34270476	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)			Reviewer Comment (2025-08-14): After further review, exception cleared.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844482	xxxxxx	34270477	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $322.00 plus 10% or $354.20. Insufficient or no cure was provided to the borrower. xxxxxx	No Valid change of circumstance provided for increase to Recording Fees.		Reviewer Comment (2025-08-14): After further review, exception cleared.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844482	xxxxxx	34270478	xxxxxx	08/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7787)	No Valid change of circumstance provided for increase to Credit Repor Fees.		Reviewer Comment (2025-08-14): After further review, exception cleared.	08/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844482	xxxxxx	34270479	xxxxxx	08/08/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	VVOE within 10 business days of note not in file.	Reviewer Comment (2025-08-19): VOE provided, exception cleared.

Reviewer Comment (2025-08-16): No, trailing screenshot was not previously in our file.  Also, screenshot does not include all info required by xxxxxx guidelines.  Exception remains.  7.2.4 VERBAL VERIFICATION OF EMPLOYMENT (VVOE)
Verbal Verifications of Employment must be obtained for each borrower using employment income to qualify.
VVOEs must meet all the following criteria:
Ÿ Completed within 10 business days of closing.
Ÿ Confirm that the borrower is employed at time of verification.
Ÿ Include the name and phone number of the person processing the VVOE.
Ÿ Include the name, position and phone number of the person providing the verification (employer)
Ÿ The telephone number for the borrower’s employer must be verified independently via any of the following: telephone

Reviewer Comment (2025-08-14): Please provide VVOE dated xxxxxx or provide doc ID, unable to locate in file.
															08/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844482	xxxxxx	34270480	xxxxxx	08/14/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $322.00 plus 10% or $354.20. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-08-14): Sufficient Cure Provided At Closing		08/14/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844483	xxxxxx	34180515	xxxxxx	08/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Loan estimate not received by the borrower within 3 days of application date on xxxxxx Loan Estimate signed on xxxxxx .		Reviewer Comment (2025-08-06): SitusAMC received rebuttal and disclosure summary.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844491	xxxxxx	34215794	xxxxxx	08/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date:xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Most Recent Valuation Inspection Date: xxxxxx Disaster End Date: xxxxxx Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx	Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2025-08-13): Regrading and waiving. Inspection after disaster date but prior to end date. No damage on appraisal			08/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844491	xxxxxx	34215807	xxxxxx	08/12/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-08-13): Client does not test for initial 1003 on BP loans	08/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844493	xxxxxx	34198204	xxxxxx	07/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception in file for 5 overdrafts in one year, less than 10. Also for gift donor providing 1 month statement instead of 2.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-29): Approved lender exception in file for 5 overdrafts in one year, less than 10. Also for gift donor providing 1 month statement instead of 2.			07/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844493	xxxxxx	34198205	xxxxxx	07/29/2025	Credit	1003	Document Error	1003	Borrower(s) is not a xxxxxx. Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx	Citizenship not completed on pg. 1 of final 1003.		Reviewer Comment (2025-08-04): Provided and cleared. Reviewer Comment (2025-08-04): Trailing screenshot is not for our borrower, different name, SSN, DOB.	08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844493	xxxxxx	34198207	xxxxxx	07/29/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-04): Waived per client guidance.			08/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844493	xxxxxx	34198210	xxxxxx	07/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt missing from file, revised LE issued xxxxxx not signed by borrower and doc tracking not provided.		Reviewer Comment (2025-08-08): Esign Tracking provided shows evidence of Loan Estimate received on xxxxxx Reviewer Comment (2025-08-04): Client has elected full TRID testing, need evidence that revised LE issued xxxxxx was received by borrower at least 4 business days prior to closing.	08/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844502	xxxxxx	34198221	xxxxxx	08/08/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		On received title preliminary document loan amount is not provided		Reviewer Comment (2025-08-11): Supplement located and cleared.	08/11/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844567	xxxxxx	34252518	xxxxxx	08/22/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address on Insurance and RCE reflects directional as xxxxxx. Note: xxxxxx is a known abbreviation for xxxxxx, not for xxxxxx.		Reviewer Comment (2025-09-02): Updated HOI and RCE provided	09/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844567	xxxxxx	34260289	xxxxxx	08/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-08-26): Credit report in file. Exception cleared.	08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844701	xxxxxx	34164174	xxxxxx	08/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient Income Documents.		Reviewer Comment (2025-08-17): Updated VVOE dated within 10 days of closing provided	08/17/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844701	xxxxxx	34164175	xxxxxx	08/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The provided VOE in file dated xxxxxx is more than 10 business days of closing date of xxxxxx . Provide a VOE dated within 10 business days of closing.		Reviewer Comment (2025-08-17): Updated VVOE dated within 10 days of closing provided	08/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844701	xxxxxx	34188929	xxxxxx	08/13/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE was not provided within 10 business days of Note, as required per guidelines.		Reviewer Comment (2025-08-15): Received VVOE within 10 business days of Note. Exception cleared.	08/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844707	xxxxxx	34169963	xxxxxx	08/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	ATR Risk. Short 6 months of reserves	Reviewer Comment (2025-08-22): POCB invoice provided

Reviewer Comment (2025-08-21): The condition cannot be cleared and borrower is still short. Provide evidence of the paid POCB fee. The initial PITIA is $11,979.81 x 6=$71,878.86. Verified assets, including gifts is $647,495.96. The gift of $75,000 was the EMD and the gift of $20,000 was received into the personal account, therefore cannot double count. Total cash to close is $576,239.39 which consists of cash to close + EMD + POCB + any adjustments/gfits/1031 on the Final CD.

Reviewer Comment (2025-08-20): Gift letter for $20,000 provided, however borrower is still short. New reserve count is $71,256.57. There is a POCB fee for $745 for the appraisal on the Final CD. Provide the paid invoice to add back into closing funds.

Reviewer Comment (2025-08-18): Initial PITA = $11,979.81 x 6=$71,878.86. Borrower has $51,256.57. There was an additional $20,000 added to the account on xxxxxx that was from the donor listed on the gift letters, yet no gift letter was provided for this additional $20,000. Although, large deposits do not need to be sourced for xxxxxx, if you can clearly tell it is not the borrower's funds and a gift, then it must be addressed. Also, with this, the borrower is still short due to lack of paid POCB.

Reviewer Comment (2025-08-15): Received additional assets from xxxxxx; however, there is still a shortfall in the reserve requirement. Also, there is a large deposit of $50,000. Please provide the source of this fund. Exception remains.
															08/22/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844707	xxxxxx	34169964	xxxxxx	08/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR Risk. Short 6 months of reserves	Reviewer Comment (2025-08-22): POCB invoice provided

Reviewer Comment (2025-08-21): The condition cannot be cleared and borrower is still short. Provide evidence of the paid POCB fee. The initial PITIA is $11,979.81 x 6=$71,878.86. Verified assets, including gifts is $647,495.96. The gift of $75,000 was the EMD and the gift of $20,000 was received into the personal account, therefore cannot double count. Total cash to close is $576,239.39 which consists of cash to close + EMD + POCB + any adjustments/gfits/1031 on the Final CD.

Reviewer Comment (2025-08-20): Gift letter for $20,000 provided, however borrower is still short. New reserve count is $71,256.57. There is a POCB fee for $745 for the appraisal on the Final CD. Provide the paid invoice to add back into closing funds.

Reviewer Comment (2025-08-18): Initial PITA = $11,979.81 x 6=$71,878.86. Borrower has $51,256.57. There was an additional $20,000 added to the account on xxxxxx that was from the donor listed on the gift letters, yet no gift letter was provided for this additional $20,000. Although, large deposits do not need to be sourced for xxxxxx, if you can clearly tell it is not the borrower's funds and a gift, then it must be addressed. Also, with this, the borrower is still short due to lack of paid POCB.

Reviewer Comment (2025-08-15): Received additional assets from xxxxxx; however, there is still a shortfall in the reserve requirement. Also, there is a large deposit of $50,000. Please provide the source of this fund. Exception remains.
															08/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844707	xxxxxx	34229229	xxxxxx	08/18/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $71,256.57 is less than Guideline Available for Reserves of $71,878.86.	Reviewer Comment (2025-08-22): Received appraisal invoice which meets the reserves requirement. Exception cleared.

Reviewer Comment (2025-08-21): The condition cannot be cleared and borrower is still short. Provide evidence of the paid POCB fee. The initial PITIA is $11,979.81 x 6=$71,878.86. Verified assets, including gifts is $647,495.96. The gift of $75,000 was the EMD and the gift of $20,000 was received into the personal account, therefore cannot double count. Total cash to close is $576,239.39 which consists of cash to close + EMD + POCB + any adjustments/gfits/1031 on the Final CD.

Reviewer Comment (2025-08-20): Gift letter for $20,000 provided, however borrower is still short. New reserve count is $71,256.57. There is a POCB fee for $745 for the appraisal on the Final CD. Provide the paid invoice to add back into closing funds.

Reviewer Comment (2025-08-20): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated Available for Reserves of $51,256.57 is less than Guideline Available for Reserves of $71,878.86.

Reviewer Comment (2025-08-18): Initial PITA = $11,979.81 x 6=$71,878.86. Borrower has $51,256.57. There was an additional $20,000 added to the account on xxxxxx that was from the donor listed on the gift letters, yet no gift letter was provided for this additional $20,000. Although, large deposits do not need to be sourced for xxxxxx, if you can clearly tell it is not the borrower's funds and a gift, then it must be addressed. Also, with this, the borrower is still short due to lack of paid POCB.
															08/22/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844708	xxxxxx	34164182	xxxxxx	08/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-08-20): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared. Reviewer Comment (2025-08-15): Received updated fraud report, however fraud and OFAC search is not run on seller, xxxxxx. Exception remains.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844766	xxxxxx	34234438	xxxxxx	08/18/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. CPA provided this information, however guidelines require the LOE from the borrower for details on nature of business.		Reviewer Comment (2025-08-27): LOE provided on nature of business and CPA verifies no license required. Per guidelines, LOE only required by borrower on nature of business. Reviewer Comment (2025-08-25): Received a letter from the borrower stating the nature of their business. However, the letter does not confirm that business does not require government issued license. Exception remains.	08/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844766	xxxxxx	34234503	xxxxxx	08/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $21,450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	COC provided is not valid. COC reflects rate locked which would not add a loan origination fee.		Reviewer Comment (2025-08-20): SitusAMC received detailed COC dated xxxxxx .	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	844775	xxxxxx	34358712	xxxxxx	08/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide verification that the CPA is duly certified.		Reviewer Comment (2025-08-28): cleared with internet search. See doc attached to CPA letter.	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	844777	xxxxxx	34358724	xxxxxx	08/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes	Mismatch of data. Confirm Occupancy and Declarations, as per declaration borrower has stated that he will occupy the property.		Reviewer Comment (2025-08-29): Cleared with 1003 and e-sign verification.	08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	844777	xxxxxx	34358727	xxxxxx	08/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a final final Closing Statement that is signed by the borrower or stamped true and certified by settlement agent. Copy provided in file is an estimate.		Reviewer Comment (2025-08-29): Cleared with final SS.	08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	844778	xxxxxx	34232212	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment and Prepayment Rider are missing. PPP Rider was provided		Reviewer Comment (2025-06-20): clear	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	844778	xxxxxx	34232213	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report was provided on xxxxxx which is not within 3 business days of closing.	Reviewer Comment (2025-07-22): Confirmation from borrower appraisal received xxxxxx received in trailing docs.

Reviewer Comment (2025-06-26): There is nothing in the file to confirm what choices were made. Both documents, were signed but nothing on either document verifies a selection or proof of receipt 3 days prior to closing, Something from the borrower confirming receipt is needed.

Reviewer Comment (2025-06-24): Appraisal was sent out on xxxxxx per the appraisal delivery status and there is no evidence of when it was received. Without verification of receipt it is calculated 3 days from the sent date which is xxxxxx . It is not 3 days prior to closing.

Reviewer Comment (2025-06-20): Unable to verify receipt date 3 business days prior to closing.
															07/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844779	xxxxxx	34232218	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Appraisal report dated xxxxxx is missing evidence of receipt.		Reviewer Comment (2025-07-29): A letter from the borrower for evidence of receipt of the appraisal was provided. Reviewer Comment (2025-07-23): Still needed for CDA dated xxxxxx . Reviewer Comment (2025-07-10): The document provided does not verify the received date so the mail box rule is applied which puts the received date as xxxxxx which is less than 3 business days prior to closing.	07/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844779	xxxxxx	34232219	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report dated xxxxxx is missing evidence of receipt.		Reviewer Comment (2025-07-23): Received evidence of primary appraisal delivery Reviewer Comment (2025-07-10): The document provided does not verify the received date so the mail box rule is applied which puts the received date as xxxxxx which is less than 3 business days prior to closing.	07/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844779	xxxxxx	34232221	xxxxxx	07/03/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud report document is missing.		Reviewer Comment (2025-07-10): The fraud report was provided.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844779	xxxxxx	34232222	xxxxxx	07/03/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The CPA must attest that they have audited the business financial statements or reviewed working papers provided by the borrower as well as attest that they are not affiliated or /associated with the borrower’s business.		Reviewer Comment (2025-07-10): The CPA Letter is in the file.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844779	xxxxxx	34232223	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CPA must attest that they have audited the business financial statements or reviewed working papers provided by the borrower as well as attest that they are not affiliated or /associated with the borrower’s business.		Reviewer Comment (2025-07-10): The CPA Letter is in the file.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	844872	xxxxxx	34261698	xxxxxx	08/25/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-08-25): Client elects to waive			08/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34172253	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall due to missing VVOE for co-borrower.		Reviewer Comment (2025-08-18): VVOE provided dated within 10 days prior to the Note date. Loan is Non-QM.	08/18/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	844991	xxxxxx	34172254	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	Missing the VVOE to confirm employment status.		Reviewer Comment (2025-08-18): VVOE provided dated within 10 days prior to the Note date	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34172255	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR failure due to missing VVOE. This exception will be cleared when all ATR related exceptions are cleared.		Reviewer Comment (2025-08-18): VVOE provided dated within 10 days prior to the Note date	08/18/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34172306	xxxxxx	08/17/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2025-08-18): VVOE provided dated within 10 days prior to the Note date	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34172313	xxxxxx	08/17/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only			Reviewer Comment (2025-08-18): VVOE provided dated within 10 days prior to the Note date	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34172330	xxxxxx	08/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing the VVOE for the co-borrower.		Reviewer Comment (2025-08-18): VVOE provided dated within 10 days prior to the Note date	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34173073	xxxxxx	08/17/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Policy has xxxxxx and the Note has xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-20): Client elects to waive with verified compensation factors			08/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34173078	xxxxxx	08/17/2025	Credit	System	General	System	1003 Subject Address does not match Note address.		Application has xxxxxx and the Note has xxxxxx.		Reviewer Comment (2025-08-18): Updated 1003 provided	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34173086	xxxxxx	08/17/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate has xxxxxx and the Note has xxxxxx.		Reviewer Comment (2025-08-18): Updated flood cert provided	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34173096	xxxxxx	08/17/2025	Credit	System	General	System	Borrower 1003 current address does not match Note address.	Borrower: xxxxxx , Borrower: xxxxxx	Application has xxxxxx and the Note has xxxxxx.		Reviewer Comment (2025-08-18): Updated 1003's provided	08/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	844991	xxxxxx	34173097	xxxxxx	08/17/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Valuation has xxxxxx and the Note has xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-08-20): Client elects to waive with verified compensation factors			08/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	845007	xxxxxx	34232175	xxxxxx	04/23/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx , III	Missing Fraud Report.		Reviewer Comment (2025-04-30): The fraud report was provided.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845007	xxxxxx	34232176	xxxxxx	04/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,812.50 exceeds tolerance of $-10,938.00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,812.50 exceeds tolerance of $-10,938.00. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-04-30): SituAMC Received valid COC along with supporting comments on the exception for the timeline of Appraisal received.

Reviewer Comment (2025-04-29): SitusAMC: As per the 1025 (DocID D0294) the information was received about the updated property #units on xxxxxx but the changes were made on CD dated xxxxxx which is 4th day from the date of change received. Please provide more information to validate the timeline or cure will be required.

Reviewer Comment (2025-04-28): SitusAMC: The COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. However, we also required additional information with supporting documentation of timeline and to provide information supporting lender’s knowledge of when they became aware of the property units changed or Cure is due to borrower.
															04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	845007	xxxxxx	34232178	xxxxxx	04/23/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Discrepancy on city name.		Reviewer Comment (2025-04-30): An updated appraisal was provided.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845016	xxxxxx	34232188	xxxxxx	06/04/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Full Fraud report missing from file.		Reviewer Comment (2025-06-09): The fraud report was provided.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845016	xxxxxx	34232189	xxxxxx	06/04/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Lease Agreement is missing.		Reviewer Comment (2025-06-18): The lease agreement was provided	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845016	xxxxxx	34232192	xxxxxx	06/04/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Counseling Agencies Disclosure Not in File	xxxxxx - No evidence of required counseling disclosure language per xxxxxx.	Home Counseling Agencies is missing		Reviewer Comment (2025-06-23): Counseling Disclosure was provided. Reviewer Comment (2025-06-18): This requires a specific disclosure. Reviewer Comment (2025-06-11): This condition has nothing to do with the counselor list. Provide evidence borrower was provided with other loan options disclosure. Reviewer Comment (2025-06-09): A copy of the actual document is required.	06/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845016	xxxxxx	34232193	xxxxxx	06/04/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) xxxxxx Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	xxxxxx Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	HPML Disclosure is missing.		Reviewer Comment (2025-06-24): Client elects to waive HPML compliant and State non-compliant. The State is only an EV2-B exception for borrower not provided with written disclosure of non-higher priced loans Reviewer Comment (2025-06-24): The is a required disclosure.			06/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845016	xxxxxx	34232194	xxxxxx	06/04/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx HPML Threshold Test Non-Compliant	xxxxxx Higher-Priced Mortgage Loan: APR on subject loan of 8.87080% or Final Disclosure APR of 8.89200% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Loan.	xxxxxx Higher-Priced Mortgage Loan: APR on subject loan of 8.87080% or Final Disclosure APR of 8.89200% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Loan.		Reviewer Comment (2025-06-24): Client elects to waive HPML compliant and State non-compliant. The State is only an EV2-B exception for borrower not provided with written disclosure of non-higher priced loans Reviewer Comment (2025-06-09): The report provided indicates the loan is not high cost; however, this condition relates to higher priced loans. Loan is a compliant higher priced loan in the state of xxxxxx. This is an xxxxxx that client can elect to waive; however, we are unable to clear based on the terms the loan closed under.			06/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845016	xxxxxx	34232195	xxxxxx	06/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide status of property located at xxxxxx. If owned, provide verification of associated debt (PITIA and and rental income) and if sold provide evidence of sale.		Reviewer Comment (2025-06-09): Cleared with property history report.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845025	xxxxxx	34232204	xxxxxx	06/11/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	xxxxxx Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.			Reviewer Comment (2025-06-06): Sufficient Cure Provided At Closing	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845025	xxxxxx	34232205	xxxxxx	06/11/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)	xxxxxx Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.			Reviewer Comment (2025-06-18): Tangible Net Benefit Disclosure was provided	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845025	xxxxxx	34232206	xxxxxx	06/11/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Home Loan (Tangible Net Benefit Disclosure Not Provided)	xxxxxx Home Loan: Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.			Reviewer Comment (2025-06-16): Tangible Net Benefit Disclosure was provided	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845025	xxxxxx	34232207	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $194.00 exceeds tolerance of $96.00 plus 10% or $105.60. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-06-16): High-Cost Home Loans disclosure was provided.		06/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	845025	xxxxxx	34232208	xxxxxx	06/16/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Disclosure Form Referenced Test	xxxxxx Home Loan: Borrower was provided incorrect Tangible Net Benefit Disclosure (use of HUD vs Loan Estimate/Closing Disclosure).			Reviewer Comment (2025-06-16): xxxxxx Home Loans disclosure was provided.	06/18/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	845026	xxxxxx	34232227	xxxxxx	07/14/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The file is missing evidence of the Hazard Insurance for the property located on xxxxxx.		Reviewer Comment (2025-07-31): Property is owned free and clear per fraud report in file and HOI is not required. Reviewer Comment (2025-07-29): Cannot use a post closing document to clear the exception. Reviewer Comment (2025-07-24): Document is dated after closing.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	845085	xxxxxx	34358718	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal transfer letter did not disclose that the Appraisal was ordered within TRID compliance.		Reviewer Comment (2025-08-29): Cleared with LE, 1003, Intent to Proceed and Denial Letter per guidelines. Reviewer Comment (2025-08-27): Provide an appraisal transfer letter meeting guideline requirments.	08/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	845085	xxxxxx	34358719	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $135.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75215)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $135.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75215)		Reviewer Comment (2025-08-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	845085	xxxxxx	34358720	xxxxxx	08/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7522)		Reviewer Comment (2025-08-25): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	845085	xxxxxx	34358721	xxxxxx	08/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $135.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75215)			Reviewer Comment (2025-08-25): Sufficient Cure Provided within 60 Days of Closing		08/25/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	845085	xxxxxx	34358722	xxxxxx	08/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7522)			Reviewer Comment (2025-08-25): Sufficient Cure Provided within 60 Days of Closing		08/25/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	845118	xxxxxx	34358735	xxxxxx	08/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		CPA letter or Third party verification is missing for "xxxxxx to verify borrower is self employed for at least 2 years in the business.		Reviewer Comment (2025-08-29): Business updated per corrected 1003. The business switched from xxxxxx. CPA letter provided. Reviewer Comment (2025-08-25): The 1003 reflects that the income/employment is from xxxxxx. We need clarification of the business and possibly additional documents.	08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	845118	xxxxxx	34358736	xxxxxx	08/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business	Provide 2 months of business statements to support borrower does maintain separate accounts.		Reviewer Comment (2025-08-29): Cleared with corrected 1003 and CPA letter. Loan approved using the co-mingled bank statement program. Business assets not required. Reviewer Comment (2025-08-25): Evidence the borrower is self employed at xxxxxx is required. Need 2 months of business statements to evidence the borrowers maintains separate accounts.	08/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	845118	xxxxxx	34358737	xxxxxx	08/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide clarification of the business entity used for the income. The 1003 reflects xxxxxx and the CPA letter reflects xxxxxx. Additional conditions may apply.		Reviewer Comment (2025-08-29): Cleared with updated 1003.	08/29/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	N/A	No	Mortgagor Focused
xxxxxx	845236	xxxxxx	34231562	xxxxxx	08/22/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The file is missing Right to Cancel document.		Reviewer Comment (2025-08-26): RTC's provided Reviewer Comment (2025-08-25): RTC only provided for xxxxxx. Pending receipt of RTC for xxxxxx.	08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	845239	xxxxxx	34191767	xxxxxx	08/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided				Reviewer Comment (2025-08-21): Trust Cert provided	08/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	845243	xxxxxx	34195512	xxxxxx	08/18/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 60.97613% exceeds Guideline total debt ratio of 50.00000%.	Excluding the $157,230.91 xxxxxx deposit from bank statement ending xxxxxx Appears to have been a matured CD per documentation in file. Cannot be used for income.	Reviewer Comment (2025-08-26): Received CPA letter with expense factor. DTI inline. Exception cleared.

Reviewer Comment (2025-08-21): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 62.97528% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-08-21): Received updated worksheet, however, 100% usability was utilized for income calculation. Please note that, the account utilized for income calculation is co-mingled bank statement, and per guidelines a standard 50% expense factor will be applied to the total of eligible deposit if 3rd Party Prepared Business Expense Statement Letter is not provided. DTI is more than 50%. Exception remains.
															08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	845243	xxxxxx	34195584	xxxxxx	08/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Excluding the $157,230.91 xxxxxx deposit from bank statement ending xxxxxx Appears to have been a matured CD per documentation in file. Cannot be used for income.		Reviewer Comment (2025-08-26): Reviewer updated income with CPA expense factor provided Reviewer Comment (2025-08-21): Received updated worksheet, however, 100% usability was utilized for income calculation. Please note that, the account utilized for income calculation is co-mingled bank statement, and per guidelines a standard 50% expense factor will be applied to the total of eligible deposit if 3rd Party Prepared Business Expense Statement Letter is not provided. DTI is more than 50%. Exception remains.	08/26/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	845243	xxxxxx	34195585	xxxxxx	08/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Excluding the $157,230.91 xxxxxx deposit from bank statement ending xxxxxx Appears to have been a matured CD per documentation in file. Cannot be used for income.		Reviewer Comment (2025-08-26): Reviewer updated income with CPA expense factor provided Reviewer Comment (2025-08-21): Received updated worksheet, however, 100% usability was utilized for income calculation. Please note that, the account utilized for income calculation is co-mingled bank statement, and per guidelines a standard 50% expense factor will be applied to the total of eligible deposit if 3rd Party Prepared Business Expense Statement Letter is not provided. DTI is more than 50%. Exception remains.	08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	845243	xxxxxx	34195590	xxxxxx	08/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 60.97613% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)	Excluding the $157,230.91 xxxxxx deposit from bank statement ending xxxxxx Appears to have been a matured CD per documentation in file. Cannot be used for income.	Reviewer Comment (2025-08-26): Reviewer updated income with CPA expense factor provided

Reviewer Comment (2025-08-21): Received updated worksheet, however, 100% usability was utilized for income calculation. Please note that, the account utilized for income calculation is co-mingled bank statement, and per guidelines a standard 50% expense factor will be applied to the total of eligible deposit if 3rd Party Prepared Business Expense Statement Letter is not provided. DTI is more than 50%. Exception remains.

Reviewer Comment (2025-08-21): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 62.97528% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)
															08/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	845602	xxxxxx	34312885	xxxxxx	08/29/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.90 is less than Guideline PITIA months reserves of 3.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-09-02): Client elects to waive with verified compensation factors			09/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	846041	xxxxxx	34358656	xxxxxx	08/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved at origination for living rent free since 2021. Comp factors 1.56 DSCR, 11 years investor experience and 65% LTV.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has: 11 Years of Experience. Currently holds 3 Properties and has Completed 3 Properties.	Reviewer Comment (2025-08-12): Waived with compensating factors per lender exception approval at origination.			08/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	846051	xxxxxx	34358686	xxxxxx	06/11/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-06-16): The fraud report was provided.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	846051	xxxxxx	34358688	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated xxxxxx disclosed an inaccurate APR of 8.58400% compared to the actual APR at consummation of 9.07865% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation (8.584%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (9.07865%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.		Reviewer Comment (2025-07-02): SitusAMC Received Interim closing disclosure dated xxxxxx .	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	846051	xxxxxx	34358689	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2025-07-02): SitusAMC Received Interim CD dated xxxxxx .	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	846051	xxxxxx	34358690	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $225.00 exceeds tolerance of $203.00 plus 10% or $223.30. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	No valid Change of circumstance provided, nor evidence of cure in file.		Reviewer Comment (2025-06-05): Sufficient Cure Provided At Closing		06/05/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	846085	xxxxxx	34358703	xxxxxx	07/31/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	The Fraud Report is missing from the file.		Reviewer Comment (2025-08-06): Cleared with Fraud Report.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846085	xxxxxx	34358704	xxxxxx	07/31/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-08-06): Cleared with approval.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846085	xxxxxx	34358706	xxxxxx	07/31/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-08-06): Cleared with E-Sign consent.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846085	xxxxxx	34358710	xxxxxx	07/31/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The PUD Rider in file did not contain borrower's signature page.		Reviewer Comment (2025-08-06): Cleared with Rider.	08/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846208	xxxxxx	34270481	xxxxxx	08/15/2025	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-08-20): Fraud Report provided, exception cleared.	08/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	846208	xxxxxx	34270483	xxxxxx	08/15/2025	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Testing	No evidence of application date located in file. Compliance tests were run using an application date of xxxxxx which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: xxxxxx , xxxxxx . Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.			Reviewer Comment (2025-08-20): Confirmed per Busines Purpose Cert, CR pulled xxxxxx and guides, exception cleared.	08/20/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	846409	xxxxxx	34269739	xxxxxx	08/27/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification			Reviewer Comment (2025-09-02): Received HOA Certificate for property located at xxxxxx. Exception cleared. Reviewer Comment (2025-08-28): The condition cannot be waived. The documents on pages 97-110 do not reflect the HOA dues.	09/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846409	xxxxxx	34271695	xxxxxx	08/27/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.88 is less than Guideline PITIA months reserves of 4.00.	Per the final CD, total cash to close is $184,494.13 (Funds to close + EMD + POCB fees + any adjustments/gifts/1031). Verified assets including gifts and EMD is $205,845.77 (EMD cannot be used for reserves, only closing funds).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-09-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-08-28): The condition cannot be waived. As noted in the original condition, funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 which is $184,494.13. (Funds to close $106,390.13, POCB fees $1,104, EMD $77,000).			09/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846409	xxxxxx	34271698	xxxxxx	08/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-08-28): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-28): The condition cannot be waived. As noted in the original condition, funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 which is $184,494.13. (Funds to close $106,390.13, POCB fees $1,104, EMD $77,000).	08/28/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	846409	xxxxxx	34271699	xxxxxx	08/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-08-28): Loan designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-08-28): The condition cannot be waived. As noted in the original condition, funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 which is $184,494.13. (Funds to close $106,390.13, POCB fees $1,104, EMD $77,000).	08/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	846707	xxxxxx	34318416	xxxxxx	09/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Aged documents > 60 days. Both the Income (WVOE) and asset documentation (xxxxxx) are greater than 60 days old.		Reviewer Comment (2025-09-03): Received WVOE and Bank Statement dated within 60 days prior to Note. Exception cleared.	09/03/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused